UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

600 Lexington Avenue, 20th Floor
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
 (Name and address of agent for service)

 Lisa Whittaker
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
 Eric S. Purple, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.,
Washington, DC 20036-2652
Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2018

Date of reporting period: November 30, 2018

Item 1.   Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X MLP ETF (ticker: MLPA)

Annual Report
November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedule of Investments
Global X MLP ETF	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	20
Disclosure of Fund Expenses	21
Approval of Investment Advisory Agreement	22
Supplemental Information	26
Trustees and Officers of the Trust	27

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (Unaudited)
Global X MLP ETF

Global X MLP ETF
The Global X MLP ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is intended to give investors a means of tracking the performance of the energy infrastructure master limited partnership (“MLP”) asset class in the United States, which includes MLPs engaged in transportation, storage, and processing of natural resources.
For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 1.72%, while the Underlying Index decreased 3.50%. The Fund had a net asset value of $9.42 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $8.54 on November 30, 2018.
During the Reporting Period, the highest returns came from Energy Transfer Operating and Williams Partners, which returned 40.60% and 34.99%, respectively. The worst performers were TC PipeLines and Buckeye Partners, which returned -54.31% and -27.91%, respectively.

The Fund seeks to provide exposure to midstream MLPs. Midstream MLPs operate toll road-like business models where they are compensated based on the volumes of natural gas or crude oil that they transport, store, or process. During the Reporting Period, oil prices fell as output around the world increased and demand expectations softened. In addition, a surge in U.S. oil production strained infrastructure systems within the country, with many pipelines operating at full capacity, leaving little room for growth. Corporate structure uncertainty and regulatory uncertainty also negatively affected MLPs. U.S. tax reform caused certain MLPs to convert to the C-Corp structure, while many others announced they were reviewing potential conversions. In addition, a negative ruling for MLPs by the Federal Energy Regulatory Commission (FERC) also contributed to higher volatility during the Reporting Period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	-1.72%	-1.83%	0.72%	0.59%	-5.33%	-5.36%	-1.48%	-1.50%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index**	-3.50%	-3.50%	-0.92%	-0.92%	-6.59%	-6.59%	-0.88%	-0.88%
Solactive MLP Composite Index	-0.19%	-0.19%	2.93%	2.93%	-3.42%	-3.42%	1.65%	1.65%
S&P 500 Index	6.27%	6.27%	12.16%	12.16%	11.12%	11.12%	13.33%	13.33%

*The Fund commenced investment operations on April 18, 2012.
**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.

1

Management Discussion of Fund Performance (Unaudited)
Global X MLP ETF

Growth of a $10,000 Investment
(at Net Asset Value)
*The Fund commenced investment operations on April 18, 2012.
**Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.
The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices above.

2

Schedule of Investments
November 30, 2018

GLOBAL X MLP ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
UNITED STATES— 99.9%
Energy — 99.9%
Andeavor Logistics	1,080,472	$40,323,215
Antero Midstream Partners	1,171,239	32,396,471
Buckeye Partners	1,246,855	36,857,034
Crestwood Equity Partners	648,380	19,256,886
DCP Midstream	1,125,173	38,345,896
Enbridge Energy Partners	2,890,037	31,414,702
Energy Transfer	5,127,911	74,713,663
EnLink Midstream Partners	2,147,442	28,410,658
Enterprise Products Partners	3,153,738	82,785,622
Equities Midstream Partners	837,010	39,891,897
Genesis Energy	1,436,168	31,667,504
Magellan Midstream Partners	1,071,120	64,781,338
MPLX	1,527,378	50,602,033
NuStar Energy	1,168,893	28,252,144
Phillips 66 Partners	734,746	34,459,587
Plains All American Pipeline	2,654,192	61,126,042
Shell Midstream Partners	1,658,327	31,242,881
Spectra Energy Partners	1,093,781	39,649,561
TC PipeLines	726,137	21,631,621
Western Gas Partners	895,386	39,790,954
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $816,011,307)		827,599,709
TOTAL INVESTMENTS — 99.9%
(Cost $816,011,307)		$827,599,709

Percentages are based on Net Assets of $828,622,100.

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Statement of Assets and Liabilities
November 30, 2018

Global X MLP ETF
Assets:
Cost of Investments	$816,011,307
Investments, at Value	$827,599,709
Cash	1,388,367
Receivable for Investment Securities Sold	20,648,569
Prepaid Expenses	10,378
Total Assets	849,647,023
Liabilities:
Payable for Investment Securities Purchased	18,931,506
Payable for Capital Shares Redeemed	1,707,616
Due to Broker	22,416
Payable due to Investment Adviser	318,087
Franchise Tax Payable	36,700
Other Accrued Expenses	8,598
Total Liabilities	21,024,923
Net Assets	$828,622,100
Net Assets Consist of:
Paid-in Capital	$939,296,321
Total distributable loss	(110,674,221)
Net Assets	$828,622,100
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	97,050,000
Net Asset Value, Offering and Redemption Price Per Share	$8.54

The accompanying notes are an integral part of the financial statements.

4

Statement of Operations
For the year ended November 30, 2018

Global X MLP ETF
Investment Income:
Distributions From Master Limited Partnership	$70,172,773
Less: Return of Capital Distribution	(70,172,773)
Interest Income	19,083
Total Investment Income	19,083
Supervision and Administration Fees(1)	3,923,147
Franchise Tax Expense	33,351
Custodian Fees	(2,810)
Total Expenses	3,953,688
Net Expenses	3,953,688
Net Investment Loss	(3,934,605)
Net Realized Loss on:
Investments	(43,054,936)
Net Realized Loss on Investments	(43,054,936)
Net Change in Unrealized Appreciation on:
Investments	17,517,352
Net Change in Unrealized Appreciation on Investments	17,517,352
Net Realized and Unrealized Loss on Investments	(25,537,584)
Net Decrease in Net Assets Resulting from Operations	$(29,472,189)

(1)	The Supervision and Administration fees include fees paid by the Fund for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	Global X MLP ETF
	Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Loss, Net of Taxes	$(3,934,605)	$(1,909,552)
Net Realized Loss on Investments, Net of Taxes	(43,054,936)	2,653,996
Net Change in Unrealized Appreciation on Investments, Net of Taxes	17,517,352	(73,245,901)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,472,189)	(72,501,457)
Distributions(1)	(2,069,049)	(434,399)
Return of Capital	(70,776,726)	(41,617,826)
Capital Share Transactions:
Issued	466,223,373	469,721,783
Redeemed	(228,237,171)	(35,779,807)
Increase in Net Assets from Capital Share Transactions	237,986,202	433,941,976
Total Increase (Decrease) in Net Assets	135,668,238	319,388,294
Net Assets:
Beginning of Year	692,953,862	373,565,568
End of Year	$828,622,100 *	$692,953,862 *

Share Transactions:
Issued	49,000,000	43,800,000
Redeemed	(25,550,000)	(3,450,000)
Net Increase in Shares Outstanding from Share Transactions	23,450,000	40,350,000

(1)
Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 8 in Notes to Financial Statements.)

*
Includes distributions in excess of net investment income, net of taxes ($10,849,389), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018 (See Note 8 to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

											Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
											Ratio of Expenses to Average Net Assets			Ratio of Investment Income/(Loss) to Average Net Assets
	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Before Net Deferred Tax Expense (%)	Net Tax Expense (%)	Total Expenses (%)	Before Net Tax Benefit (%)	Net Tax Benefit (%)	Net Investment Loss (%)	Portfolio Turnover (%)†
Global X MLP ETF
2018	9.42	(0.04)	(0.07)	(0.11)	(0.02)	(0.75)	(0.77)	8.54	(1.72)	828,622	0.45	(0.00)	0.45	(0.45)	—	(0.45)	30.35
2017	11.24	(0.05)	(0.98)	(1.03)	(0.00)	(0.79)	(0.79)	9.42	(9.85)	692,954	0.46	(0.11)	0.35	(0.46)	—	(0.46)	35.11
2016	10.56	(0.07)	1.58	1.51	(0.02)	(0.81)	(0.83)	11.24	15.34	373,566	0.47	0.03	0.50	(0.47)	(0.23)	(0.70)	37.20
2015	16.45	(0.09)	(4.83)	(4.92)	—	(0.97)	(0.97)	10.56	(31.08)	182,127	0.45	(4.81)	(4.36)	(0.44)	(0.18)	(0.62)	47.44
2014	16.11	(0.05)	1.32	1.27	(0.60)	(0.33)	(0.93)	16.45	7.95	142,279	0.47	3.52	3.99	(0.47)	0.17	(0.30)	30.65

*	Per share data calculated using average shares method.
**
Total Return is based on the change in net asset value of a share during the year/period and assumes reinvestment of dividends and distributions at net asset value. Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

7

Notes to Financial Statements
November 30, 2018

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2018, the Trust had one hundred portfolios, fifty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X MLP ETF (“MLP”) (the “Fund”). The Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
USE OF ESTIMATES – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Fund from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
MLPs – The Fund invests in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the

8

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day, the fund does not invest in foreign securities as of November 30, 2018.
Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2018, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

9

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
SECURITY VALUATION (concluded)
participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended November 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.
FEDERAL INCOME TAXES – The Fund is taxed as a regular C‐corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21 percent. For tax years beginning prior to December 31, 2018, the Fund may be subject to a 20 percent federal alternative minimum tax on their federal alternative taxable income to the extent its alternative minimum tax liability exceeds its regular federal income tax liability. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity‐level income taxes. Under current law, the Fund is not eligible to elect treatment as regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. The Fund expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in the Fund.
Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to

10

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES (continued)
estimate deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax  liabilities as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2018, the Fund did not incur any interest or penalties.
Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund shares will also be reduced by the accrual of any current and deferred tax liabilities.
The Fund’s income tax expense/(benefit) consists of the following:
For the year ended November 30, 2018:

	Current	Deferred	Total
	MLP	MLP	MLP
Federal	$-	$3,953,435	$3,953,435
State	-	(934,518)	(934,518)
Valuation allowance	-	(3,018,917)	(3,018,917)
Total tax expense (benefit)	$-	$-	$-

For the year ended November 30, 2018, the Fund’s blended state income tax rate increased from 2.05% to 2.35% due to anticipated change in state apportionment of income and gains and a reduction of the federal tax benefit associated with state tax expenses due to the new lower corporate tax rates.
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Fund’s deferred tax assets and liabilities are as follows:
For the year ended November 30, 2018:

MLP
Deferred tax assets:
Net unrealized loss on investment securities	$19,033,833
Net operating loss carryforward	771,974
Capital loss carryforward	4,445,418
Other	78,014
Less valuation allowance	(24,329,239)
Net Deferred Tax Asset	$-

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax

11

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES (continued)
assets can be realized. Currently, any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017 and eliminated the net operating loss carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any net operating losses arising in tax years ending after December 31, 2017. Therefore, net operating losses that may be generated by the Fund in the future are eligible to be carried forward indefinitely to offset income generated by the Fund in those years but are no longer eligible to be  carried back. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.
The Fund has estimated net operating loss carryforwards for federal income tax purposes as follows:

Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2017	$3,306,099	11/30/2037

The Fund has estimated capital loss carryforwards for federal income tax purposes as follows:

Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2016	$13,967,762	11/30/2021
	11/30/2018	5,070,430	11/30/2023

Based upon the Fund’s assessment, it has been determined that it is not more likely than not that a portion of the Fund’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for a portion of the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

12

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES (continued)
Total income tax expense/(benefit) (current and deferred) during the year ended November 30, 2018, differs from the amount computed by applying the federal statutory income tax rate of 21% for the Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:
For the year ended November 30, 2018:

	MLP
Income tax (benefit) at statutory rate	$(6,190,916)	21.00%
State income taxes (net of federal benefit)	(692,793)	2.35%
Permanent differences, net	(183,648)	0.62%
Effect of tax rate change*	10,097,189	-34.25%
Other adjustments	(10,915)	0.04%
Change in valuation allowance	(3,018,917)	10.24%
	$-	0.00%

* The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA as of December 22, 2017 (date of enactment). Prior to enactment, the highest marginal federal income tax rate was 35%. For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21% and no longer subject to the 20% alternative minimum tax.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2017, 2016, and 2015 remain subject to examination by tax authorities in the United States Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund has accrued a state franchise tax liability for the year ended November 30, 2018. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund’s investments, the Fund may be required to file franchise state tax returns in several states.
The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Global X MLP ETF	$909,115,049	$15,320,893	$(96,836,233)	$(81,515,340)

13

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
FEDERAL INCOME TAXES (concluded)
The difference between cost amounts for financial statement purposes and tax purposes is due primarily to the recognition of partnership adjustments, differing cost relief methodologies, and wash sales adjustments from the Fund’s investments in MLPs.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Fund intends to declare and make quarterly distributions; however, the Board may determine to make distributions at its own discretion.
The Fund also expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital, thus reducing the Fund’s current tax liability. The Fund’s quarterly distributions are in an amount that is approximately equal to the distributions the Fund receives from its investments, including the MLPs in which it invests, less the actual, estimated or anticipated expenses of the Fund, including taxes imposed on the Fund (if any). Based on its investment objective and strategies, the Fund’s distributions normally will be comprised of ordinary income, tax-deferred returns of capital, and/or capital gains for U.S. federal income tax purposes. If the fund pays return of capital distributions to shareholders, such distributions are not taxable income to the shareholder, but reduce the shareholder’s tax basis in the shareholder’s Fund  shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.
For the year ended November 30, 2018, the Fund made the following tax basis distributions from MLP distributions received:

MLP
Net investment income	$(2,069,049)
Return of capital	(70,776,726)
Total	$(72,845,775)

CREATION UNITS –The Fund issues and redeems its shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Fund’s custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

14

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)
CREATION UNITS (concluded)
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2018	Redemption Fee
Global X MLP ETF	50,000	$250	$427,000	$250

CASH OVERDRAFT CHARGES – Per the terms of the agreement with BBH, if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser.
Pursuant to the terms of the transaction, Horizons acquired all of the equity interests of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae. In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Fund. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s  business affairs and other administrative matters and provides or causes to be furnished all supervisory,  administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services, (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is  essentially an "all-in" fee structure.  For its Adviser’s services to the Fund, under the supervision and administration agreement, the Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (“Supervisor and Administration Fee”). In addition, the Fund bears other expenses that are not covered by the supervision and administration agreement, which may vary and  affect the total expense ratios of the Fund, such as taxes, brokerage fees, commissions, acquired fund fees, other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses the rate of supervision and administration fees paid by the Fund pursuant to the supervision and administration agreement:

Supervision and Administration Fee
Global X MLP ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Fund. As sub-administrator, SEIGFS provides the Fund with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping,

15

Notes to Financial Statements (continued)
November 30, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)
internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
Cohen & Company, Ltd. (“Cohen”) prepares Federal Form 1120 and state tax returns for the Fund. In addition, among other things, Cohen has been engaged to assist the Fund in the calculation of the current and deferred tax provisions for financial statement purposes for the Fund’s year ended November 30, 2018.
SEI Investments Distribution Co. (“SIDCO”) serves as the Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Fund for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Fund’s assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Fund concerning the Fund’s operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of the Fund, (2) make dividend and other distributions to shareholders of the Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Fund. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

2018	Purchases	Sales and Maturities
Global X MLP ETF	$259,595,963	$565,078,633

For the years ended November 30, 2018 and November 30, 2017, in-kind transactions associated with creations and redemptions were, respectively:

2018	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$466,540,389	$-	$-

2017	Purchases	Sales and Maturities	Realized Gain
Global X MLP ETF	$469,517,457	$-	$-

For the year ended November 30, 2018, there were no purchases or sales of long term U.S. Government securities by the Fund.

16

Notes to Financial Statements (continued)
November 30, 2018

5. CONCENTRATION OF RISKS
The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in its underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Fund but not its underlying index).
Under normal circumstances, the Fund invests at least 80% of its total assets in securities of its underlying index, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.
MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.
Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.
Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity  prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.
Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.
Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.
Natural Resource - Natural Resource MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental

17

Notes to Financial Statements (continued)
November 30, 2018

5. CONCENTRATION OF RISKS (concluded)
regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.
A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.
6. LOANS OF PORTFOLIO SECURITIES
The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of November 30, 2018, the Fund had no securities on loan.
7. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior gains or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
8. REGULATORY MATTERS
On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

18

Notes to Financial Statements (concluded)
November 30, 2018

9. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is evaluating the impact of this new guidance on the financial statements and disclosures.
10. SUBSEQUENT EVENTS
The Fund has been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X MLP ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global X MLP ETF (one of the funds constituting the Global X Funds, referred to hereafter as the "Fund") as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the three years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the three years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.
The financial statements, as of and for the year ended November 30, 2015 and the financial highlights for each of the years ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 25, 2019
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

20

DISCLOSURE OF FUND EXPENSES (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2018 to November 30, 2018).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/2018	Ending Account Value 11/30/2018	Annualized Expense Ratios(2)	Expenses Paid During Period(1)
Global X MLP ETF
Actual Fund Return	$1,000.00	$995.10	0.45%	$2.21
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)
(2)	During the year ended November 30, 2018 the Fund had a tax benefit. During periods/years when the Fund had a tax expense, expenses could be higher.

21

Approval of Investment Advisory Agreement (Unaudited)

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this annual report (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”) that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust, including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and Interim Supervision and Administration Agreement on behalf of the Trust on behalf of each Fund, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreement.

At a telephonic meeting on February 16, 2018, the Board of Trustees of the Trust (“Board”), the majority of which are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction and on February 23, 2018 the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effect on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.

In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

•
No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction. (Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)

•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

22

Approval of Investment Advisory Agreement (Unaudited)

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.

•	The long-term business goals of Mirae and Global X Management.

•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.

•
The terms and conditions of the New Agreements will be substantially identical to the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.

•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds, and in this regard, see the discussion of the Board’s considerations with regard to its approval of the Current Agreement as disclosed in the annual report to Shareholders for the fiscal year ended November 30, 2017.

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with this proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

In connection with their consideration of the New Agreements at the Board Meeting on February 23, 2018, the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Independent Trustees noted Global X Management’s confirmation that there had been no material changes to this information previously considered by the Board.

In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow them to form a reasonable business judgment for approval of the New Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to

23

Approval of Investment Advisory Agreement (Unaudited)

each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.

The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.

Based on their consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without shareholder approval. The Board also noted Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.

The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X

24

Approval of Investment Advisory Agreement (Unaudited)

Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed. The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.

The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.

No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between with Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

25

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV.  The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.GlobalXFunds.com.

26

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	58[2]	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007)	58[2]	None
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013)	58[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017)

27

Trustees and Officers of the Trust (Unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2018:

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	58[2]	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None

28

Trustees and Officers of the Trust (Unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[2]	As of November 30, 2018, the Trust had one hundred investment portfolios, fifty-eight of which were operational.

[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

29

NOTES

30

NOTES

31

NOTES

32

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com
Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036
Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

GLX-AR-005-0700

Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X SuperDividend® Alternatives ETF (ticker: ALTY)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X TargetIncomeTM 5 ETF (ticker: TFIV)
Global X TargetIncomeTM Plus 2 ETF (ticker: TFLT)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MLP & Energy Infrastructure ETF	15
Global X SuperDividend® Alternatives ETF	18
Global X U.S. Preferred ETF	21
Global X S&P 500® Quality Dividend ETF	28
Global X TargetIncomeTM 5 ETF	31
Global X TargetIncomeTM Plus 2 ETF	32
Global X Adaptive U.S. Factor ETF	33
Statements of Assets and Liabilities	39
Statements of Operations	41
Statements of Changes in Net Assets	43
Financial Highlights	46
Notes to Financial Statements	47
Report of Independent Registered Public Accounting Firm	61
Disclosure of Fund Expenses	63
Approval of Investment Advisory Agreement	65
Supplemental Information	73
Trustees and Officers of the Trust	74
Notice to Shareholders	77
Shareholder Voting Results	78

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Global X MLP & Energy Infrastructure ETF

The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of midstream master limited partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 0.43%, while the Underlying Index increased 0.27%. The Fund had a net asset value of $12.80 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $12.13 on November 30, 2018.

During the Reporting Period, the highest returns came from Energy Transfer Operating and Williams Partners, which returned 40.60% and 34.99%, respectively. The worst performers were Dominion Energy Midstream Partners and TC PipeLines, which returned -52.33% and -36.10%, respectively.

The Fund seeks to provide tax efficient exposure to midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. Midstream MLPs and energy infrastructure companies operate toll road-like business models where they are compensated based on the volumes of natural gas or crude oil that they transport, store, or process. During the Reporting Period, oil prices fell as output around the world increased and demand expectations softened. In addition, a surge in US oil production strained infrastructure systems within the country, with many pipelines operating at full capacity, leaving little room for growth. Broad market selling and a shift away from income-oriented equities as interest rates increased also affected the midstream space.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	-0.43%	-0.43%	1.62%	1.62%	-0.77%	-0.76%	-0.01%	-0.07%
Solactive MLP & Energy Infrastructure Index	0.27%	0.27%	2.53%	2.53%	-0.09%	-0.09%	0.67%	0.67%
S&P 500 Index	6.27%	6.27%	12.16%	12.16%	11.12%	11.12%	11.87%	11.87%

*The Fund commenced investment operations on August 6, 2013.

1

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on August 6, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page and above.

2

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Alternatives ETF

Global X SuperDividend® Alternatives ETF

The Global X SuperDividend® Alternatives ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the INDXX SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of securities that rank among the highest dividend-yielding securities in each eligible category of alternative income investments, at the time of Underlying Index reconstitution, as defined by the index provider.  Alternative income investments that are eligible for inclusion in the Underlying Index fall into one of four classes: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Institutional Managers, and Fixed Income and Derivative Strategies. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global Real Estate Investment Trusts (“REITs”), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF.  The Institutional Managers category primarily consists of shares of Business Development Companies (“BDCs”) and publicly listed private equity companies. The Fixed Income and Derivative Strategies category includes exposure to emerging market debt, mortgage and asset backed securities, and option-writing primarily through the purchase of publicly traded closed-end funds (“CEFs”). Each of the Underlying Index components is selected from a universe of securities that are publicly traded in the U.S. The Underlying Index assigns weights to each of the four categories in a method that seeks to equalize the volatility contribution of each category, which assigns less weight to higher volatility categories and more weight to lower volatility categories. The Underlying Index is reconstituted annually, but may rebalance quarterly if any one category deviates more than 3% from its target weight.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 1.89%, while the Underlying Index increased 2.72%. The Fund had a net asset value of $15.40 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $14.52 on November 30, 2018.

During the Reporting Period, the highest returns came from Energy Transfer Operating and Icahn Enterprises, which returned 45.78% and 39.03%, respectively. The worst performers were Macquarie Infrastructure Corporation and Buckeye Partners, which returned -24.81% and -14.42%, respectively.

The Fund provides exposure to among the highest yielding securities from various alternative income-generating asset classes including REITs, MLPs and Infrastructure, BDCs, and Fixed Income and Derivative Strategies. During the Reporting Period, the Fund exhibited generally flat performance. As the Federal Reserve raised interest rates and market volatility increased, the Fund’s multi-asset strategy helped mitigate the impact of these events. During the Reporting Period, the Fund had an average approximate exposure of 33% to Fixed Income and Derivative Strategies, 27% to BDCs, 20% to REITs, and 19% to MLPs and Infrastructure.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® Alternatives ETF	1.89%	2.02%	8.61%	8.64%	6.96%	6.96%
INDXX SuperDividend® Alternatives Index	2.72%	2.72%	9.48%	9.48%	7.82%	7.82%
S&P 500 Index	6.27%	6.27%	12.16%	12.16%	10.68%	10.68%

*The Fund commenced investment operations on July 13, 2015.

3

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Alternatives ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on July 13, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page and above.

4

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Global X U.S. Preferred ETF

The Global X U.S. Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofAML Diversified Core U.S. Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market.  The Underlying Index includes different categories of preferred stock, such as floating, variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $100 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 2.72%, while the Underlying Index decreased 2.48%. The Fund had a net asset value of $25.03 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $22.97 on November 30, 2018.

During the Reporting Period, the highest returns came from Rayonier Advanced Materials and Chesapeake Energy, which returned 20.19% and 13.61%, respectively. The worst performers were Nabors Industries and CBL & Associates Properties, which returned -40.06% and -31.71%, respectively.

The Fund’s holdings consist of broad exposure to U.S. preferred stocks, providing benchmark-like exposure to the asset class. Preferred stocks have historically offered high yield potential given that they are junior in the capital structure to traditional debt instruments. Preferred stocks were negatively affected during the Reporting Period due to rising interest rates, widening credit spreads, and some preferred stocks being called above their par amounts, which reduced total returns. During the Reporting Period, the Fund had an average approximate allocation of 70% to Financials, 10% to Utilities, and 9% to Real Estate.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Net Asset Value	Net Asset Value	Net Asset Value
Global X U.S. Preferred ETF	-2.72%	-2.99%	-1.64%	-1.22%
ICE BofAML Diversified Core U.S. Preferred Securities Index	-2.48%	-2.48%	-1.40%	-1.40%
S&P 500 Index	6.27%	6.27%	13.60%	13.60%

*The Fund commenced investment operations on September 11, 2017.

5

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on September 11, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The ICE BofAML Diversified U.S. Preferred Securities Index was formerly known as BofA Merrill Lynch Diversified Core U.S. Preferred Securities Index.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page and above.

6

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

Global X S&P 500® Quality Dividend ETF

The Global X S&P 500® Quality Dividend ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index that exhibit high quality and dividend yield characteristics, as determined by Standard & Poor’s Financial Services LLC, the provider of the Underlying Index.

For the period from the Fund's commencement date on July 13, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 0.72%, while the Underlying Index decreased 0.60%. The Fund had a net asset value of $25.00 per share on July 13, 2018 and ended the Reporting Period with a net asset value of $24.60 on November 30, 2018.

During the Reporting Period, the highest returns came from Eli Lilly and Company and Walgreens Boots Alliance, which returned 33.66% and 31.44%, respectively. The worst performers were Schlumberger and Seagate Technology, which returned -33.22% and -26.03%, respectively.

The Fund’s quality dividend strategy was adversely affected by rising bond yields and a broader shift away from equity dividend strategies, due to monetary policy tightening. During a rising interest rate period, dividend stocks can become less attractive compared to traditional sources of income, like bonds, resulting in underperformance versus non-dividend payers. In addition, the Fund was negatively impacted by broad market weakness, spurred by concerns around economic growth, and heightened geopolitical risks. As a result of market turbulence, a move away from equities also negatively impacted the Fund.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Quality Dividend ETF	-0.72%	-0.81%
S&P 500® Quality High Dividend Index	-0.60%	-0.60%
S&P 500 Index	-0.71%	-0.71%

*The Fund commenced investment operations on July 13, 2018.

7

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on July 13, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page and above.

8

Management Discussion of Fund Performance (unaudited)
Global X TargetIncomeTM 5 ETF

Global X TargetIncomeTM 5 ETF

The Global X TargetIncomeTM 5 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncomeTM 5% Plus Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally uses a representative sampling with respect to its Underlying Index.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds, with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of five percent (5.0%) for the Fund, net of fees.

For the period from the Fund's commencement date on July 27, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 2.86%, while the Underlying Index decreased 2.71%. The Fund had a net asset value of $25.00 per share on July 27, 2018 and ended the Reporting Period with a net asset value of $23.95 on November 30, 2018.

During the Reporting Period, the highest returns came from SPDR Blackstone / GSO Senior Loan ETF and Xtrackers USD High Yield Corporate Bond ETF, which returned 0.09% and -0.75%, respectively. The worst performers were Global X SuperDividend ETF and Global X U.S. Preferred ETF, which returned -5.65% and -4.29%, respectively.

The Fund was negatively impacted by its exposure to both equities and bonds during the Reporting Period. Equities and bonds experienced weakness due to lower global growth expectations, earnings contraction, monetary policy tightening, and trade wars. During the Reporting Period, the Fund had an average exposure of 20% to High Yield Bonds, 20% to Emerging Market Bonds, and 20% to Global Equities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X TargetIncomeTM 5 ETF	-2.86%	-2.78%
Wilshire TargetIncomeTM 5% Plus Index	-2.71%	-2.71%
S&P 500 Index	-1.36%	-1.36%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.15%	-0.15%

*The Fund commenced investment operations on July 27, 2018.

9

Management Discussion of Fund Performance (unaudited)
Global X TargetIncomeTM 5 ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on July 27, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.
10

Management Discussion of Fund Performance (unaudited)
Global X TargetIncomeTM Plus 2 ETF

Global X TargetIncomeTM Plus 2 ETF

The Global X TargetIncomeTM Plus 2 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Wilshire TargetIncomeTM 10-Year Treasury +2% Plus Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally uses a representative sampling with respect to its Underlying Index.

The Underlying Index seeks to provide broad exposure to income-producing asset classes using a portfolio of exchange-traded funds, with the goal, but not the guarantee, of providing exposure that may be sufficient to support an annualized yield of the U.S. 10-Year Treasury yield plus two percent (2.0%) for the Fund, net of fees.

For the period from the Fund's commencement date on July 27, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 2.74%, while the Underlying Index decreased 2.59%. The Fund had a net asset value of $25.00 per share on July 27, 2018 and ended the Reporting Period with a net asset value of $23.98 on November 30, 2018.

During the Reporting Period, the highest returns came from SPDR Blackstone / GSO Senior Loan ETF and Xtrackers USD High Yield Corporate Bond ETF, which returned 0.09% and -0.75%, respectively. The worst performers were Global X SuperDividend ETF and Global X U.S. Preferred ETF, which returned -5.65% and -4.29%, respectively.

The Fund was negatively impacted by its exposure to both equities and bonds during the Reporting Period. Equities and bonds experienced weakness due to lower global growth expectations, earnings contraction, monetary policy tightening, and trade wars. During the Reporting Period, the Fund had an average exposure of 20% to High Yield Bonds, 20% to Emerging Market Bonds, and 18% to Senior Loans.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X TargetIncomeTM Plus 2 ETF	-2.74%	-2.66%
Wilshire TargetIncome TM10-Year Treasury +2% Plus Index	-2.59%	-2.59%
S&P 500 Index	-1.36%	-1.36%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.15%	-0.15%

*The Fund commenced investment operations on July 27, 2018.

11

Management Discussion of Fund Performance (unaudited)
Global X TargetIncomeTM Plus 2 ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on July 27, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices above and on previous page.

12

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

Global X Adaptive U.S. Factor ETF

The Global X Adaptive U.S. Factor ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Factor Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities that exhibit characteristics of one of three primary factors: value, momentum and low volatility.

For the period from the Fund's commencement date on August 24, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 1.58%, while the Underlying Index decreased 1.48%. The Fund had a net asset value of $25.00 per share on August 24, 2018 and ended the Reporting Period with a net asset value of $24.39 on November 30, 2018.

During the Reporting Period, the highest returns came from Arcosa and McDonald's, which returned 22.88% and 19.75%, respectively. The worst performers were Valero Energy and Olin, which returned -33.06% and -29.20%, respectively.

The Fund employs a dynamic multifactor investment strategy that allocates across three factors: minimum volatility, value, and momentum. The index methodology allocates weight to the three sub-indices based on the relative performance of each sub-index since the last rebalance of the Underlying Index. During the Reporting Period, the Fund had an average approximate allocation of 27% to Financials, 13% to Industrials, and 11% to Real Estate.

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Adaptive U.S. Factor ETF	-1.58%	-1.50%
Adaptive Wealth U.S. Factor Index	-1.48%	-1.48%
S&P 500 Index	-3.46%	-3.46%

*The Fund commenced investment operations on August 24, 2018.

13

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*The Fund commenced investment operations on August 24, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page and above.

14

Schedule of Investments	November 30, 2018

Global X MLP & Energy Infrastructure ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 76.0%
Energy — 76.0%
Antero Midstream GP (A)	1,076,984	$15,950,133
Archrock	1,761,537	17,967,677
Cheniere Energy *	578,579	35,362,749
Enbridge^ (A)	1,508,728	49,380,668
Enbridge Energy Management *	1,243,452	13,553,627
EnLink Midstream	842,584	9,630,735
Kinder Morgan	2,835,494	48,401,883
ONEOK	617,023	37,903,723
Plains GP Holdings, Cl A	1,111,317	24,593,445
SemGroup, Cl A	1,086,128	17,627,857
Tallgrass Energy, Cl A	1,101,320	23,524,195
Targa Resources	515,629	23,012,522
TransCanada^	1,224,513	50,107,072
Williams	1,730,954	43,827,755
TOTAL COMMON STOCK
(Cost $447,213,840)		410,844,041

MASTER LIMITED PARTNERSHIPS — 23.7%
Energy — 23.7%
Andeavor Logistics	87,448	3,263,559
Antero Midstream Partners	86,318	2,387,556
Buckeye Partners	145,223	4,292,792
Cheniere Energy Partners	39,961	1,505,731
Crestwood Equity Partners	50,549	1,501,305
DCP Midstream	89,585	3,053,057
Dominion Midstream Partners	50,596	940,074
Enable Midstream Partners	90,987	1,213,767
Energy Transfer	1,649,399	24,031,743
EnLink Midstream Partners	164,881	2,181,376
Enterprise Products Partners	912,882	23,963,153
EQM Midstream Partners	119,639	5,701,995
Genesis Energy	105,829	2,333,529
Holly Energy Partners	47,057	1,323,713
Magellan Midstream Partners	227,056	13,732,347
MPLX	286,402	9,488,498
NuStar Energy	86,008	2,078,813

The accompanying notes are an integral part of the financial statements.
15

Schedule of Investments	November 30, 2018

Global X MLP & Energy Infrastructure ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Phillips 66 Partners	56,454	$2,647,693
Plains All American Pipeline	438,673	10,102,639
Shell Midstream Partners	122,197	2,302,192
Spectra Energy Partners	80,919	2,933,314
TC PipeLines	56,599	1,686,084
Valero Energy Partners	22,946	965,338
Western Gas Partners	99,678	4,429,690
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $129,553,162)		128,059,958

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $126,814)	126,814	126,814

REPURCHASE AGREEMENTS(B) — 0.3%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $413,578 (collateralized by U.S. Treasury Obligations, ranging in par value $63,940 - $267,118, 1.500%, 12/31/2018, with a total market value of $422,144)	$413,499	413,499

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $1,335,842 (collateralized by U.S. Treasury Obligations, ranging in par value $61,779 - $267,118, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $1,362,211)	1,335,592	1,335,592
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $1,749,091)		1,749,091
TOTAL INVESTMENTS — 100.1%
(Cost $578,642,907)		$540,779,904

Percentages are based on Net Assets of $540,380,572.

*	Non-income producing security.
^	Canadian security listed on New York Stock Exchange and Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $1,816,695.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $1,875,905.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

Cl — Class

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments	November 30, 2018

Global X MLP & Energy Infrastructure ETF

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$410,844,041	$—	$—	$410,844,041
Master Limited Partnerships	128,059,958	—	—	128,059,958
Short-Term Investment	126,814	—	—	126,814
Repurchase Agreements	—	1,749,091	—	1,749,091
Total Investments in Securities	$539,030,813	$1,749,091	$—	$540,779,904

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the year ended November 30, 2018, there were no Level 3 investments.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments	November 30, 2018

Global X SuperDividend® Alternatives ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
CLOSED-END FUNDS — 34.3%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	35,625	$433,556
BlackRock Income Trust	82,766	470,110
Brookfield Real Assets Income Fund	20,419	412,260
Eaton Vance Risk-Managed Diversified Equity Income Fund	47,332	442,554
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	39,148	422,015
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	29,306	434,608
Morgan Stanley Emerging Markets Domestic Debt Fund	69,242	440,379
Nuveen Mortgage Opportunity Term Fund	19,739	468,604
Stone Harbor Emerging Markets Income Fund	36,629	441,379
Templeton Emerging Markets Income Fund	47,410	453,714
Voya Global Equity Dividend and Premium Opportunity Fund	64,877	432,730
Western Asset Emerging Markets Debt Fund	34,985	429,966
Western Asset Mortgage Defined Opportunity Fund	20,476	450,882
TOTAL CLOSED-END FUNDS
(Cost $6,164,282)		5,732,757

COMMON STOCK — 29.7%
Energy — 1.0%
ONEOK	2,829	173,785
Financials — 20.1%
Apollo Investment	52,191	274,003
Ares Capital	16,629	283,358
BlackRock Capital Investment	48,128	282,030
BlackRock TCP Capital	20,042	288,003
Hercules Capital	22,014	267,690
Main Street Capital	7,444	284,733
New Mountain Finance	21,032	286,246
PennantPark Floating Rate Capital	21,792	280,681
PennantPark Investment	38,057	278,958
Prospect Capital	38,867	266,628
Solar Capital	13,316	282,166

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments	November 30, 2018

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
TPG Specialty Lending	13,926	$282,559
		3,357,055
Utilities — 8.6%
CenterPoint Energy	6,980	195,510
Dominion Energy	2,759	205,545
Duke Energy	2,429	215,137
Entergy	2,387	207,812
FirstEnergy	5,262	199,061
PPL	6,568	200,915
Southern	4,481	212,086
		1,436,066
TOTAL COMMON STOCK
(Cost $5,041,329)		4,966,906

EXCHANGE TRADED FUND — 22.1%
Global X SuperDividend® REIT ETF (A)	247,605	3,686,838
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,690,126)		3,686,838

MASTER LIMITED PARTNERSHIPS — 8.6%
Energy — 5.3%
Alliance Resource Partners	9,493	186,537
Buckeye Partners	5,423	160,304
Holly Energy Partners	6,155	173,140
Sunoco	6,688	186,997
USA Compression Partners	12,002	173,549
		880,527
Industrials — 1.1%
Icahn Enterprises	2,738	183,090
Utilities — 2.2%
AmeriGas Partners	4,901	182,121
Suburban Propane Partners	8,229	192,230
		374,351
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,437,472)		1,437,968

BUSINESS DEVELOPMENT COMPANIES — 4.9%
Goldman Sachs BDC	12,840	270,025
Golub Capital BDC	15,143	280,297
TCG BDC	17,000	263,500

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments	November 30, 2018

Global X SuperDividend® Alternatives ETF

Value
BUSINESS DEVELOPMENT COMPANIES — continued
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $876,717)	$813,822

TOTAL INVESTMENTS — 99.6%
(Cost $17,209,926)	$16,638,291

Percentages are based on Net Assets of $16,698,169.

(A)	Affiliated investment.

BDC — Business Development Companies
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2018:

Value at 11/30/2017	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Gain	Value at 11/30/2018	Dividend Income
Global X SuperDividend® REIT ETF
$2,253,799	$1,698,944	$(153,007)	$(135,035)	$22,137	$3,686,838	$237,818

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.0%
BERMUDA— 1.3%
Financials — 1.3%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month+4.060%	15,796	$381,947
Aspen Insurance Holdings, 5.625%	14,041	306,375
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month+4.015%	22,985	571,177
PartnerRe, 7.250%	16,888	434,866
RenaissanceRe Holdings, 5.750%	14,402	328,510
RenaissanceRe Holdings, 5.375%	15,821	347,271
TOTAL BERMUDA		2,370,146
CANADA— 0.4%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month+3.593%	34,454	801,400
GERMANY— 1.6%
Financials — 1.6%
Deutsche Bank Contingent Capital Trust II, 6.550%	45,917	1,051,040
Deutsche Bank Contingent Capital Trust V, 8.050%	79,456	1,958,590
TOTAL GERMANY		3,009,630
NETHERLANDS— 2.6%
Financials — 2.6%
Aegon, 6.500%	28,719	723,719
Aegon, 6.375%	57,381	1,435,673
Aegon, 4.000%, VAR ICE LIBOR USD 3 Month+0.875%	14,155	293,716
ING Groep, 6.375%	59,967	1,503,373
ING Groep, 6.125%	40,184	1,009,020
TOTAL NETHERLANDS		4,965,501
UNITED KINGDOM— 1.5%
Financials — 1.5%
HSBC Holdings, 6.200%	74,870	1,902,447

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Royal Bank of Scotland Group, Ser S, 6.600%	37,951	$961,299
TOTAL UNITED KINGDOM		2,863,746
UNITED STATES— 91.6%
Communcation Services — 4.4%
AT&T, 5.350%	75,875	1,708,705
Iridium Communications, 6.750%	709	576,771
Qwest, 7.000%	13,277	325,021
Qwest, 6.875%	28,723	676,427
Qwest, 6.750%	37,897	833,734
Qwest, 6.625%	22,991	518,907
Qwest, 6.500%	56,096	1,164,553
Qwest, 6.125%	44,488	876,414
United States Cellular, 7.250%	17,237	430,925
United States Cellular, 6.950%	19,670	476,407
Verizon Communications, 5.900%	28,719	718,262
		8,306,126
Consumer Discretionary — 0.6%
eBay, 6.000%	43,062	1,082,148
Energy — 0.9%
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month+4.919%	9,293	210,022
Nabors Industries, 6.000%	8,272	215,072
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month+6.880%	9,738	214,431
NuStar Energy, 7.625%, VAR ICE LIBOR USD 3 Month+5.643%	22,103	428,798
NuStar Logistics, 9.170%, VAR ICE LIBOR USD 3 Month+6.734%	22,796	570,356
		1,638,679
Financials — 61.7%
Allstate, 6.250%	14,399	365,015
Allstate, 5.625%	33,014	798,939
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month+3.165%	28,720	705,651
Allstate, Ser E, 6.625%	42,915	1,087,466
American Financial Group, 6.000%	8,668	219,127
Apollo Global Management, 6.375%	17,243	404,348
Arch Capital Group, 5.450%	18,961	411,454
Arch Capital Group, 5.250%	25,873	546,438
Ares Management, 7.000%	17,806	453,163
Assurant, 6.500%	4,121	432,375
Axis Capital Holdings, 5.500%	31,602	698,088
Bank of America, 7.250%	4,416	5,652,480
Bank of America, 6.625%	63,112	1,596,734
Bank of America, 6.500%	63,112	1,604,307
Bank of America, 6.200%	63,112	1,598,627
Bank of America, 6.000%	51,649	1,291,225

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Bank of America, 6.000%	77,456	$1,932,527
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.500%	34,640	679,983
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.750%	22,148	451,819
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month+0.350%	18,185	362,609
Bank of America, 3.357%, VAR ICE LIBOR USD 3 Month+0.650%	30,238	597,200
Bank of New York Mellon, 5.200%	32,625	738,304
BB&T, 5.850%	33,013	815,421
BB&T, 5.625%	65,994	1,568,017
BB&T, 5.625%	26,719	651,944
BB&T, 5.200%	28,723	638,225
BB&T, 5.200%	25,868	574,270
Capital One Financial, 6.200%	28,720	718,574
Capital One Financial, 6.000%	28,720	710,533
Capital One Financial, 5.200%	34,458	749,462
Capital One Financial, Ser B, 6.000%	50,210	1,236,170
Capital One Financial, Ser C, 6.250%	28,720	713,692
Capital One Financial, Ser D, 6.700%	28,719	725,729
Carlyle Group, 5.875%	22,994	479,885
Charles Schwab, 6.000%	34,451	869,543
Charles Schwab, 5.950%	43,060	1,084,251
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,747	2,233,709
Citigroup, 6.300%	51,648	1,304,628
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	54,524	1,458,517
Citigroup, Ser L, 6.875%	27,573	694,840
Citigroup Capital XIII, 8.890%, VAR ICE LIBOR USD 3 Month+6.370%	128,803	3,393,959
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	25,861	682,213
First Republic Bank, 5.500%	17,257	392,597
First Republic Bank, 5.500%	10,768	250,571
GMAC Capital Trust I, Ser 2, 8.401%, VAR ICE LIBOR USD 3 Month+5.785%	156,490	3,990,495
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	40,182	1,016,605
Goldman Sachs Group, 6.300%	38,744	981,386
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month+3.640%	57,381	1,384,030
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month+0.670%	42,412	822,793
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month+0.750%	42,365	813,408
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	34,447	945,570
Huntington Bancshares, 6.250%	34,451	871,266
JPMorgan Chase, 6.300%	50,501	1,279,695
JPMorgan Chase, 6.150%	65,991	1,666,273
JPMorgan Chase, 6.125%	82,042	2,062,536
JPMorgan Chase, 6.100%	81,748	2,073,129
JPMorgan Chase, 5.450%	51,649	1,259,203
JPMorgan Chase, Ser T, 6.700%	53,087	1,345,225

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month+3.892%	28,718	$721,683
KKR, 6.750%	19,837	508,224
Legg Mason, 5.450%	28,725	632,237
MB Financial, 6.000%	11,291	273,129
MetLife, 5.625%	46,211	1,114,609
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month+1.000%	34,456	756,998
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month+3.708%	57,379	1,463,738
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month+3.491%	57,381	1,415,589
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month+0.700%	63,123	1,259,935
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	49,498	1,331,496
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	48,790	1,276,346
Morgan Stanley, Ser G, 6.625%	28,719	732,909
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	29,573	719,511
New York Community Capital Trust V, 6.000%	4,073	189,476
Northern Trust, 5.850%	22,985	578,073
Oaktree Capital Group, 6.625%	10,376	252,033
People's United Financial, 5.625%, VAR ICE LIBOR USD 3 Month+4.020%	14,041	336,422
PNC Financial Services Group, 6.125%, VAR ICE LIBOR USD 3 Month+4.067%	86,042	2,240,534
PNC Financial Services Group, 5.375%	25,866	606,558
Prospect Capital, 6.250%	11,487	283,499
Prudential Financial, 5.750%	33,013	788,681
Prudential Financial, 5.700%	40,770	966,249
Ready Capital, 7.000%‡	6,503	163,128
Regions Financial, Ser A, 6.375%	28,720	714,841
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month+3.536%	28,717	726,540
Reinsurance Group of America, 6.200%, VAR ICE LIBOR USD 3 Month+4.370%	22,983	582,159
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month+4.040%	22,986	556,031
SLM, 4.034%, VAR ICE LIBOR USD 3 Month+1.700%	5,615	369,467
State Street, 6.000%	43,061	1,070,066
State Street, 5.900%, VAR ICE LIBOR USD 3 Month+3.108%	43,060	1,095,877
State Street, 5.350%, VAR ICE LIBOR USD 3 Month+3.709%	28,720	697,896
State Street, 5.250%	28,724	646,865
Stifel Financial, 5.200%	12,684	266,871
SunTrust Banks, 4.000%, VAR ICE LIBOR USD 3 Month+0.530%	9,944	199,874
Synovus Financial, 6.300%, VAR ICE LIBOR USD 3 Month+3.352%	11,521	287,449
TCF Financial, 5.700%	9,897	224,761
Torchmark, 6.125%	17,239	430,975
Unum Group, 6.250%	17,254	412,543
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	63,110	1,662,948

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
US Bancorp, 4.500%	28,724	$641,981
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month+0.600%	57,393	1,117,442
Webster Financial, 5.250%	8,462	182,356
Wells Fargo, 7.500%	5,429	6,860,899
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	46,061	1,202,653
Wells Fargo, 6.000%	43,882	1,093,539
Wells Fargo, 6.000%	54,814	1,368,157
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month+3.090%	94,536	2,346,384
Wells Fargo, 5.700%	54,815	1,334,745
Wells Fargo, 5.625%	37,854	914,553
Wells Fargo, 5.500%	63,053	1,491,834
Wells Fargo, 5.250%	34,292	769,855
Wells Fargo, 5.200%	41,144	911,340
Wells Fargo, 5.125%	35,653	785,436
Wells Fargo Real Estate Investment, 6.375%‡	15,119	380,394
WR Berkley, 5.750%	16,686	374,601
WR Berkley, 5.700%	10,673	238,648
WR Berkley, 5.625%	20,138	446,862
		116,104,142
Health Care — 2.4%
Becton Dickinson, 6.125%	70,962	4,482,669
Industrials — 2.8%
Fortive, 5.000%	1,977	1,940,920
Pitney Bowes, 6.700%	24,432	536,771
Rexnord, 5.750%	11,554	688,965
Stanley Black & Decker, 5.750%	43,062	1,051,574
Stanley Black & Decker, 5.375%	10,773	1,055,754
		5,273,984
Real Estate — 9.8%
American Homes 4 Rent, 5.875%‡	6,520	140,180
CBL & Associates Properties, 6.625%‡	9,733	127,308
CBL & Associates Properties, Ser D, 7.375%‡	26,060	370,573
Crown Castle International, 6.875%‡	2,880	3,116,782
Digital Realty Trust, 6.350%‡	14,042	373,798
Digital Realty Trust, 5.875%‡	14,156	343,283
Digital Realty Trust, 5.250%‡	11,311	240,698
Digital Realty Trust, Ser H, 7.375%‡	20,985	534,908
EPR Properties, 5.750%‡	8,461	180,219
Federal Realty Investment Trust, 5.000%‡	8,479	176,278
Government Properties Income Trust, 5.875%‡	17,813	371,757
Kimco Realty, 5.625%‡	9,807	209,772
Kimco Realty, 5.250%‡	14,945	295,164
Kimco Realty, 5.125%‡	12,707	247,278

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
National Retail Properties, 5.700%‡	16,539	$378,909
National Retail Properties, 5.200%‡	19,813	421,621
PS Business Parks, 5.250%‡	12,916	270,203
PS Business Parks, 5.200%‡	11,290	234,493
Public Storage, 6.375%‡	16,385	414,541
Public Storage, 6.000%‡	16,534	416,657
Public Storage, 5.875%‡	10,768	269,846
Public Storage, 5.400%‡	17,240	394,106
Public Storage, 5.375%‡	28,432	638,583
Public Storage, 5.200%‡	28,726	627,089
Public Storage, 5.150%‡	16,098	348,844
Public Storage, 5.125%‡	11,291	246,144
Public Storage, 5.050%‡	17,243	376,760
Public Storage, 4.950%‡	18,666	390,866
Public Storage, 4.900%‡	20,108	417,040
QTS Realty Trust, 7.125%‡	5,975	147,762
QTS Realty Trust, 6.500%‡	4,556	462,388
RLJ Lodging Trust, 1.950%‡	18,521	469,507
Senior Housing Properties Trust, 5.625%‡	20,139	405,398
SITE Centers, 6.500%‡	11,526	265,098
Spirit Realty Capital, 6.000%‡	9,737	214,311
VEREIT, Ser F, 6.700%‡	61,449	1,482,764
Vornado Realty Trust, 5.700%‡	17,241	385,681
Vornado Realty Trust, 5.400%‡	17,245	375,596
Vornado Realty Trust, 5.250%‡	18,369	378,952
Welltower, 6.500%‡	20,623	1,345,651
		18,506,808
Utilities — 9.0%
Alabama Power, 5.000%	14,156	347,530
CMS Energy, 5.625%	11,225	256,267
Dominion Energy, 5.250%	45,922	998,344
DTE Energy, 6.500%	19,372	1,061,779
DTE Energy, 5.375%	17,245	380,080
DTE Energy, 5.250%	22,992	490,879
Duke Energy, 5.125%	28,725	651,770
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	25,865	581,962
Entergy Arkansas, 4.875%	23,581	519,254
Entergy Louisiana, 4.875%	15,171	327,845
Entergy Mississippi, 4.900%	14,971	325,619
Entergy New Orleans, 5.500%	6,216	156,643
Georgia Power, 5.000%	15,171	318,591
NextEra Energy Capital Holdings, 5.250%	32,748	745,344

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments	November 30, 2018

Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
NextEra Energy Capital Holdings, 5.125%	28,726	$628,238
NextEra Energy Capital Holdings, 5.000%	25,873	550,577
Pacific Gas & Electric, 6.000%*	5,939	128,342
PPL Capital Funding, Ser B, 5.900%	25,866	633,717
SCE Trust II, 5.100%	22,996	439,224
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month+3.132%	18,661	386,656
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month+3.790%	17,240	378,935
SCE Trust VI, 5.000%	27,291	506,794
Sempra Energy, 6.000%	24,736	2,508,973
Southern, 6.250%	57,380	1,448,845
Southern, 5.250%	25,871	554,416
Southern, 5.250%	45,923	990,559
Tennessee Valley Authority, 3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.940%	15,111	375,508
Tennessee Valley Authority, 3.360%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr+0.840%	13,040	317,394
		17,010,085
TOTAL UNITED STATES		172,404,641
TOTAL PREFERRED STOCK
(Cost $195,725,768)		186,415,064

MASTER LIMITED PARTNERSHIPS — 0.3%
Energy — 0.1%
NuStar Energy, 8.500%	12,808	275,756
Financials — 0.2%
Apollo Global Management, 6.375%	15,797	366,017
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $648,207)		641,773
TOTAL INVESTMENTS — 99.3%
(Cost $196,373,975)		$187,056,837

Percentages are based on Net Assets of $188,314,440
*	Non-income producing security.
‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments	November 30, 2018

Global X S&P 500® Quality Dividend ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
Communication Services — 8.4%
AT&T	931	$29,084
Comcast, Cl A	981	38,270
Interpublic Group	1,362	32,007
Omnicom Group	426	32,789
Verizon Communications	640	38,592
Viacom, Cl B	1,128	34,810
		205,552
Consumer Discretionary — 15.7%
Best Buy	436	28,161
Carnival	517	31,170
Foot Locker	526	29,667
Gap	993	27,099
Garmin	509	33,930
Hasbro	349	31,759
Kohl's	405	27,204
Macy's	778	26,623
Nordstrom	600	31,721
Royal Caribbean Cruises	304	34,373
Tapestry	681	26,511
Target	404	28,668
VF	376	30,565
		387,451
Consumer Staples — 15.4%
Altria Group	546	29,937
Campbell Soup	925	36,260
Clorox	248	41,074
Conagra Brands	822	26,583
General Mills	734	31,056

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments	November 30, 2018

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	343	$37,147
JM Smucker	307	32,085
Kraft Heinz	530	27,094
Procter & Gamble	408	38,560
Walgreens Boots Alliance	497	42,081
Walmart	373	36,423
		378,300
Energy — 8.4%
Chevron	246	29,259
Exxon Mobil	377	29,971
Helmerich & Payne	482	29,209
Marathon Petroleum	399	25,999
Occidental Petroleum	369	25,930
Phillips 66	266	24,876
Schlumberger	446	20,115
Valero Energy	263	21,014
		206,373
Financials — 10.5%
Ameriprise Financial	218	28,285
Assurant	316	30,728
BlackRock, Cl A	57	24,397
Chubb	236	31,562
Everest Re Group	137	30,425
SunTrust Banks	440	27,584
T Rowe Price Group	246	24,443
Travelers	240	31,288
Unum Group	801	28,764
		257,476
Health Care — 7.8%
Bristol-Myers Squibb	584	31,221
Eli Lilly	366	43,421
Johnson & Johnson	254	37,313
Merck	503	39,908
Pfizer	859	39,712
		191,575
Industrials — 11.7%
3M	153	31,812
Dover	399	33,870
Eaton	386	29,699
Emerson Electric	431	29,101
Fastenal	596	35,319
Illinois Tool Works	210	29,201

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments	November 30, 2018

Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Johnson Controls International	897	$31,198
Snap-On	198	32,915
Waste Management	377	35,344
		288,459
Information Technology — 10.5%
Broadcom	122	28,964
Hewlett Packard Enterprise	1,968	29,520
Intel	564	27,811
Juniper Networks	1,128	32,385
KLA-Tencor	272	26,808
Paychex	462	32,691
QUALCOMM	523	30,470
Seagate Technology	554	23,872
Texas Instruments	268	26,760
		259,281
Materials — 4.2%
Air Products & Chemicals	187	30,083
International Paper	528	24,388
LyondellBasell Industries, Cl A	267	24,914
Westrock	508	23,932
		103,317
Real Estate — 7.0%
Duke Realty ‡	1,097	31,221
Host Hotels & Resorts ‡	1,404	26,676
ProLogis ‡	478	32,189
Public Storage ‡	144	30,709
SL Green Realty ‡	320	30,854
Weyerhaeuser ‡	814	21,498
		173,147

TOTAL COMMON STOCK
(Cost $2,494,800)		2,450,931
TOTAL INVESTMENTS — 99.6%
(Cost $2,494,800)		$2,450,931

Percentages are based on Net Assets of $2,459,691

‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments	November 30, 2018

Global X TargetIncomeTM 5 ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.8%
Global X SuperDividend® ETF (A)	23,969	$459,486
Global X SuperDividend® U.S. ETF (A)	14,739	360,810
Global X U.S. Preferred ETF (A)	20,120	462,559
SPDR Blackstone	2,618	121,580
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,352	505,848
Xtrackers USD High Yield Corporate Bond ETF	9,965	481,210

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,510,151)		2,391,493
TOTAL INVESTMENTS — 99.8%
(Cost $2,510,151)		$2,391,493

Percentages are based on Net Assets of $2,395,433

(A)	Affiliated investment.

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depositary Receipts
USD — U.S. Dollar

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018:

Value at 11/30/2017	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Loss	Value at 11/30/2018	Dividend Income
Global X SuperDividend® ETF
$-	$500,882	$ (1,571)	$ (39,789)	$ (36)	$459,486	$12,030
Global X SuperDividend® U.S. ETF
-	371,309	-	(10,499)	-	360,810	5,922
Global X U.S. Preferred ETF
-	489,749	-	(27,190)	-	462,559	7,064
Totals:
$-	$1,361,940	$(1,571)	$(77,478)	$(36)	$1,282,855	$25,016

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments	November 30, 2018

Global X TargetIncomeTM Plus 2 ETF

Sector Weightings (Unaudited)†:
† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Global X SuperDividend® ETF (A)	23,976	$459,620
Global X SuperDividend® U.S. ETF (A)	4,904	120,050
Global X U.S. Preferred ETF (A)	20,126	462,697
SPDR Blackstone	7,874	365,668
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,356	505,980
Xtrackers USD High Yield Corporate Bond ETF	9,968	481,355

TOTAL EXCHANGE TRADED FUND
(Cost $2,509,493)		2,395,370
TOTAL INVESTMENTS — 99.9%
(Cost $2,509,493)		$2,395,370

Percentages are based on Net Assets of $2,398,545

(A)	Affiliated investment.

ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depositary Receipts
USD — U.S. Dollar

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended November 30, 2018:

Value at 11/30/2017	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Depreciation	Realized Gain	Value at 11/30/2018	Dividend Income
Global X SuperDividend® ETF
$-	$496,902	$-	$(37,282)	$-	$459,620	$10,563
Global X SuperDividend® U.S. ETF
-	255,101	(131,980)	(3,121)	50	120,050	3,482
Global X U.S. Preferred ETF
-	491,471	-	(28,774)	-	462,697	8,268
Totals:
$-	$1,243,474	$(131,980)	$(69,177)	$50	$1,042,367	$22,313

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 6.1%
AT&T	19,276	$602,182
CenturyLink	24,200	454,960
Nexstar Media Group, Cl A	6,923	572,117
Sprint *	84,913	533,254
Telephone & Data Systems	16,447	587,651
Tribune Media, Cl A	54,236	2,183,541
Verizon Communications	10,633	641,170
Viacom, Cl B	16,859	520,269
Walt Disney	645	74,491
Zayo Group Holdings *	2,608	68,642
		6,238,277
Consumer Discretionary — 4.4%
Bright Horizons Family Solutions *	924	112,432
Dunkin' Brands Group	1,330	98,420
Ford Motor	61,662	580,240
Garmin	1,249	83,258
Grand Canyon Education *	661	80,880
Macy's	15,653	535,646
McDonald's	8,596	1,620,432
Newell Brands	31,648	740,563
Toll Brothers	17,437	574,898
Yum! Brands	1,165	107,436
		4,534,205
Consumer Staples — 10.3%
Archer-Daniels-Midland	14,061	647,087
Bunge	1,165	66,487

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK - continued
Consumer Staples — continued
Coca-Cola	23,194	$1,168,978
Costco Wholesale	902	208,615
Hershey	661	71,586
JM Smucker	4,702	491,406
Keurig Dr Pepper	84,885	2,291,895
Kraft Heinz	9,043	462,278
Molson Coors Brewing, Cl B	8,499	558,979
PepsiCo	13,493	1,645,336
Procter & Gamble	968	91,486
Sysco	21,183	1,427,734
Walmart	14,964	1,461,235
		10,593,102
Energy — 3.4%
Chevron	672	79,928
Exxon Mobil	12,005	954,397
Helmerich & Payne	8,351	506,071
HollyFrontier	8,266	516,377
PBF Energy, Cl A	12,463	482,069
Valero Energy	5,817	464,778
Williams	19,968	505,590
		3,509,210
Financials — 32.5%
Aflac	13,704	626,821
AGNC Investment ‡	113,894	2,015,924
Ally Financial	20,630	550,408
American Financial Group	5,119	523,981
Annaly Capital Management ‡	201,781	2,025,881
Aon	577	95,269
Assurant	5,235	509,051
Assured Guaranty	12,949	528,578
Athene Holding, Cl A *	11,183	486,349
AXA Equitable Holdings	25,282	497,550
Bank OZK	20,817	564,141
BankUnited	16,886	583,242
Blackstone Mortgage Trust, Cl A ‡	60,414	2,120,531
Capital One Financial	5,875	526,870
Cboe Global Markets	745	80,177
Chimera Investment ‡	33,113	635,439
Cincinnati Financial	7,065	577,422
Citizens Financial Group	14,397	523,475
CME Group, Cl A	3,314	629,925
CNO Financial Group	27,190	497,577
Fifth Third Bancorp	20,201	564,214

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK - continued
Financials — continued
FNB	45,483	$557,622
Invesco	23,926	486,894
Lincoln National	8,620	542,801
Loews	11,251	540,723
Markel *	81	92,675
Marsh & McLennan	997	88,434
MetLife	12,534	559,392
MFA Financial ‡	275,845	1,999,876
Navient	42,562	489,463
New Residential Investment ‡	28,902	497,114
New York Community Bancorp	55,490	589,859
Old Republic International	25,682	579,129
PacWest Bancorp	13,121	527,989
People's United Financial	33,471	564,321
Principal Financial Group	10,309	508,440
Progressive	8,564	567,708
Prudential Financial	5,553	520,649
Reinsurance Group of America, Cl A	3,936	587,960
Starwood Property Trust ‡	94,149	2,106,113
SunTrust Banks	8,573	537,441
Torchmark	6,300	544,383
Two Harbors Investment ‡	44,785	644,008
Umpqua Holdings	27,714	533,217
United Bankshares	15,933	576,297
Unum Group	14,836	532,761
Valley National Bancorp	52,486	567,899
White Mountains Insurance Group	1,725	1,602,094
WR Berkley	1,834	144,483
		33,252,570
Health Care — 5.8%
Cooper	330	92,014
Danaher	821	89,932
Eli Lilly	740	87,794
Humana	4,798	1,580,797
Johnson & Johnson	11,089	1,628,974
Merck	1,750	138,845
Pfizer	46,304	2,140,634
Stryker	478	83,870
UnitedHealth Group	307	86,377
		5,929,237
Industrials — 10.8%
Air Lease, Cl A	13,381	519,986
BWX Technologies	1,506	68,101

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK - continued
Industrials — continued
CH Robinson Worldwide	980	$90,483
General Dynamics	413	76,360
Honeywell International	493	72,348
JetBlue Airways *	31,886	622,415
Lockheed Martin	4,900	1,472,107
Macquarie Infrastructure	13,071	545,061
Northrop Grumman	4,859	1,262,757
PACCAR	9,178	571,055
Raytheon	7,794	1,366,600
Republic Services, Cl A	22,018	1,702,872
Rollins	2,443	155,277
Ryder System	8,459	478,526
Trinity Industries	15,244	363,264
United Parcel Service, Cl B	742	85,545
Waste Management	17,478	1,638,562
		11,091,319
Information Technology — 7.7%
Accenture, Cl A	560	92,131
Amdocs	18,007	1,168,834
Apple	474	84,647
Automatic Data Processing	672	99,066
Broadridge Financial Solutions	672	71,145
Citrix Systems	721	78,567
Fidelity National Information Services	14,395	1,553,940
Fiserv *	1,585	125,421
Genpact	2,621	79,626
Hewlett Packard Enterprise	33,424	501,360
International Business Machines	588	73,071
Jack Henry & Associates	10,244	1,431,087
Motorola Solutions	8,810	1,156,313
Paychex	19,347	1,368,994
		7,884,202
Materials — 3.7%
AptarGroup	829	86,257
Bemis	1,837	89,572
Ecolab	662	106,244
Huntsman	25,106	507,643
International Paper	12,708	586,983
LyondellBasell Industries, Cl A	5,825	543,531
Olin	25,322	545,183
Reliance Steel & Aluminum	6,595	530,568
Royal Gold	927	67,810
Sonoco Products	1,498	86,195

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK - continued
Materials — continued
Westrock	12,601	$593,633
		3,743,619
Real Estate — 11.1%
Alexandria Real Estate Equities ‡	612	76,194
American Campus Communities ‡	12,453	545,815
Apple Hospitality ‡	31,522	500,254
AvalonBay Communities ‡	555	105,766
Brixmor Property Group ‡	33,337	550,060
Colony Capital ‡	89,148	549,152
Duke Realty ‡	18,006	512,451
EPR Properties ‡	7,391	523,505
Equity Commonwealth ‡	3,705	117,708
Equity LifeStyle Properties ‡	7,832	779,519
Equity Residential ‡	1,417	100,961
Essex Property Trust ‡	399	104,741
Gaming and Leisure Properties ‡	14,953	514,832
Hospitality Properties Trust ‡	19,399	520,669
Kimco Realty ‡	33,807	552,744
LaSalle Hotel Properties ‡	378	12,119
Medical Properties Trust ‡	33,740	582,690
Omega Healthcare Investors ‡	15,298	580,406
Park Hotels & Resorts ‡	17,636	543,542
RLJ Lodging Trust ‡	26,814	545,397
Sabra Health Care ‡	23,294	449,341
Senior Housing Properties Trust ‡	30,029	413,199
Spirit Realty Capital ‡	64,428	478,056
Sun Communities ‡	1,081	112,532
Sunstone Hotel Investors ‡	36,184	552,168
VEREIT ‡	68,812	526,412
Weingarten Realty Investors ‡	18,626	537,546
		11,387,779
Utilities — 4.0%
Alliant Energy	1,837	83,381
Ameren	1,277	87,628
American Electric Power	1,112	86,447
Avista	29,672	1,543,537
CenterPoint Energy	18,071	506,169
CMS Energy	1,992	103,763
Consolidated Edison	916	73,601
DTE Energy	829	99,264
Duke Energy	3,986	353,040
Exelon	11,330	525,599
Hawaiian Electric Industries	2,257	86,488

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments	November 30, 2018

Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK - continued
Utilities — continued
National Fuel Gas	1,265	$68,120
NextEra Energy	567	103,030
PPL	2,296	70,235
Southern	2,862	135,458
Vectren	2,596	186,419
		4,112,179
TOTAL COMMON STOCK
(Cost $103,248,002)		102,275,699
TOTAL INVESTMENTS — 99.8%
(Cost $103,248,002)		$102,275,699

Percentages are based on Net Assets of $102,437,533

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.
38

Statements of Assets and Liabilities
November 30, 2018

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Assets:
Cost of Investments	$576,893,816		$13,519,800	$196,373,975
Cost of Repurchase Agreement	1,749,091		—	—
Cost of Affiliated Investments	—		3,690,126	—
Investments, at Value	$539,030,813	*	$12,951,453	$187,056,837
Repurchase Agreement, at Value	1,749,091		—	—
Affiliated Investments, at Value	—		3,686,838	—
Cash	473,422		38,600	184,187
Receivable for Investment Securities Sold	21,329,682		—	—
Receivable for Capital Shares Sold	1,218,602		—	—
Dividend and Interest Receivable	685,355		31,545	1,106,635
Reclaim Receivable	1,485		—	—
Due from Broker	—		—	138,910
Total Assets	564,488,450		16,708,436	188,486,569
Liabilities:
Obligation to Return Securities Lending Collateral	1,875,905		—	—
Payable for Investment Securities Purchased	22,012,241		—	—
Payable due to Investment Adviser	199,603		10,267	33,219
Due to Broker	20,129		—	—
Payable for Capital Shares Redeemed	—		—	138,910
Total Liabilities	24,107,878		10,267	172,129
Net Assets	$540,380,572		$16,698,169	$188,314,440
Net Assets Consist of:
Paid-in Capital	$655,435,852		$17,346,275	$197,742,651
Total distributable loss	(115,055,280)		(648,106)	(9,428,211)
Net Assets	$540,380,572		$16,698,169	$188,314,440
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	44,550,000		1,150,000	8,200,000
Net Asset Value, Offering and Redemption Price Per Share	$12.13		$14.52	$22.97
*Includes Market Value of Securities on Loan	$1,816,695		$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
39

Statements of Assets and Liabilities
November 30, 2018

	Global X S&P 500® Quality Dividend ETF	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
Assets:
Cost of Investments	$2,494,800	$1,149,818	$1,397,949	$103,248,002
Cost of Affiliated Investments	—	1,360,333	1,111,544	—
Investments, at Value	$2,450,931	$1,108,638	$1,353,003	$102,275,699
Affiliated Investments, at Value	—	1,282,855	1,042,367	—
Cash	2,656	4,709	3,945	—
Dividend and Interest Receivable	6,807	—	—	266,398
Receivable for Capital Shares Sold	—	—	—	1,211,557
Receivable for Investment Securities Sold	—	—	—	2,528,858
Receivable from Custodian	—	—	—	102
Total Assets	2,460,394	2,396,202	2,399,315	106,282,614
Liabilities:
Payable due to Investment Adviser	703	769	770	19,796
Payable for Investment Securities Purchased	—	—	—	1,764,876
Cash Overdraft	—	—	—	1,014,524
Due to Broker	—	—	—	1,045,885
Total Liabilities	703	769	770	3,845,081
Net Assets	$2,459,691	$2,395,433	$2,398,545	$102,437,533
Net Assets Consist of:
Paid-in Capital	$2,500,050	$2,500,050	$2,500,050	$103,562,031
Total distributable loss	(40,359)	(104,617)	(101,505)	(1,124,498)
Net Assets	$2,459,691	$2,395,433	$2,398,545	$102,437,533
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	100,002	100,002	100,002	4,200,002
Net Asset Value, Offering and Redemption Price Per Share	$24.60	$23.95	$23.98	$24.39
Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
40

Statements of Operations
For the year ended November 30, 2018

	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Investment Income:
Dividend Income	$14,706,855	$733,611	$5,088,316
Dividend Income, from Affiliated Investments	—	237,818	—
Security Lending Income	153,266	—	—
Less: Foreign Taxes Withheld	(683,429)	—	(537)
Total Investment Income	14,176,692	971,429	5,087,779
Supervision and Administration Fees(1)	2,056,310	105,037	188,352
Tax Expense	—	—	85
Custodian Fees(2)	6,476	119	1,060
Total Expenses	2,062,786	105,156	189,497
Net Expenses	2,062,786	105,156	189,497
Net Investment Income	12,113,906	866,273	4,898,282
Net Realized Gain (Loss) on:
Investments(3)	(7,555,644)	121,773	(694,008)
Affiliated Investments	—	22,137	—
Net Realized Gain (Loss) on Investments	(7,555,644)	143,910	(694,008)
Net Change in Unrealized Depreciation on:
Investments	(19,778,970)	(673,110)	(9,302,641)
Affiliated Investments	—	(135,035)	—
Net Change in Unrealized Depreciation on Investments	(19,778,970)	(808,145)	(9,302,641)
Net Realized and Unrealized Loss on Investments	(27,334,614)	(664,235)	(9,996,649)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,220,708)	$202,038	$(5,098,367)

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
41

Statements of Operations
For the period ended November 30, 2018

	Global X S&P 500® Quality Dividend ETF(1)	Global X TargetIncomeTM 5 ETF(2)	Global X TargetIncomeTM Plus 2 ETF(2)	Global X Adaptive U.S. Factor ETF(3)
Investment Income:
Dividend Income	$28,888	$24,775	$26,819	$605,897
Dividend Income, from Affiliated Investments	—	25,016	22,313	—
Less: Foreign Taxes Withheld	(26)	—	—	—
Total Investment Income	28,862	49,791	49,132	605,897
Supervision and Administration Fees(4)	3,301	3,213	3,216	45,660
Custodian Fees(5)	105	1	—	121
Total Expenses	3,406	3,214	3,216	45,781
Net Expenses	3,406	3,214	3,216	45,781
Net Investment Income	25,456	46,577	45,916	560,116
Net Realized Gain (Loss) on:
Investments(6)	534	1,491	543	(49,533)
Affiliated Investments	—	(36)	50	—
Net Realized Gain (Loss) on Investments	534	1,455	593	(49,533)
Net Change in Unrealized Depreciation on:
Investments	(43,869)	(41,180)	(44,946)	(972,303)
Affiliated Investments	—	(77,478)	(69,177)	—
Net Change in Unrealized Depreciation on Investments	(43,869)	(118,658)	(114,123)	(972,303)
Net Realized and Unrealized Loss on Investments	(43,335)	(117,203)	(113,530)	(1,021,836)
Net Decrease in Net Assets Resulting from Operations	$(17,879)	$(70,626)	$(67,614)	$(461,720)

(1)	The Fund commenced operations on July 13, 2018.
(2)	The Fund commenced operations on July 27, 2018.
(3)	The Fund commenced operations on August 24, 2018.
(4)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(5)	See Note 2 in Notes to Financial Statements.
(6)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
42

Statements of Changes in Net Assets

	Global X MLP & Energy Infrastructure ETF		Global X SuperDividend® Alternatives ETF
	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Income	$12,113,906	$5,479,213	$866,273	$497,992
Net Realized Gain (Loss) on Investments(1)	(7,555,644)	(10,546,533)	143,910	10,165
Net Change in Unrealized Appreciation (Depreciation) on Investments	(19,778,970)	(22,017,976)	(808,145)	402,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,220,708)	(27,085,296)	202,038	910,493
Distributions(2)	(19,402,441)	(11,328,219)	(1,065,740)	(566,361)
Return of Capital	(4,853,774)	(1,167,465)	—	(74,271)
Capital Share Transactions:
Issued	360,284,760	230,097,521	6,778,230	6,152,299
Redeemed	(86,407,153)	(14,987,587)	(765,122)	—
Increase in Net Assets from Capital Share Transactions	273,877,607	215,109,934	6,013,108	6,152,299
Total Increase in Net Assets	234,400,684	175,528,954	5,149,406	6,422,160
Net Assets:
Beginning of Year	305,979,888	130,450,934	11,548,763	5,126,603
End of Year	$540,380,572 *	$305,979,888 *	$16,698,169 †	$11,548,763 †
Share Transactions:
Issued	27,400,000	16,200,000	450,000	400,000
Redeemed	(6,750,000)	(1,100,000)	(50,000)	—
Net Increase in Shares Outstanding from Share Transactions	20,650,000	15,100,000	400,000	400,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
*
Includes distributed in excess of net investment income $(1), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018(See Note 9 in Notes to Financial Statements).

†
Includes distributed in excess of net investment income $(106,878), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018(See Note 9 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
43

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X S&P 500® Quality Dividend ETF	Global X TargetIncomeTM 5 ETF
	Year Ended November 30, 2018	Period Ended November 30, 2017(1)	Period Ended November 30, 2018(2)	Period Ended November 30, 2018(3)
Operations:
Net Investment Income	$4,898,282	$168,167	$25,456	$46,577
Net Realized Gain (Loss) on Investments(4)	(694,008)	(6,165)	534	1,455
Net Change in Unrealized Depreciation on Investments	(9,302,641)	(14,497)	(43,869)	(118,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,098,367)	147,505	(17,879)	(70,626)
Distributions (5)	(4,563,490)	(29,450)	(22,480)	(33,991)
Capital Share Transactions:
Issued	187,348,034	26,158,170	2,500,050	2,500,050
Redeemed	(15,647,962)	—	—	—
Increase in Net Assets from Capital Share Transactions	171,700,072	26,158,170	2,500,050	2,500,050
Total Increase in Net Assets	162,038,215	26,276,225	2,459,691	2,395,433
Net Assets:
Beginning of Year/Period	26,276,225	—	—	—
End of Year/Period	$188,314,440 *	$26,276,225 *	$2,459,691	$2,395,433
Share Transactions:
Issued	7,800,000	1,050,000	100,002	100,002
Redeemed	(650,000)	—	—	—
Net Increase in Shares Outstanding from Share Transactions	7,150,000	1,050,000	100,002	100,002

(1)	The Fund commenced operations on September 11, 2017
(2)	The Fund commenced operations on July 13, 2018
(3)	The Fund commenced operations on July 27, 2018
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(5)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification.
*	Includes undistributed net investment income $139,173, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018(See Note 9 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
44

Statements of Changes in Net Assets

	Global X TargetIncomeTM Plus 2 ETF	Global X Adaptive U.S. Factor ETF
	Period Ended November 30, 2018(1)	Period Ended November 30, 2018(2)
Operations:
Net Investment Income	$45,916	$560,116
Net Realized Gain (Loss) on Investments(3)	593	(49,533)
Net Change in Unrealized Depreciation on Investments	(114,123)	(972,303)
Net Decrease in Net Assets Resulting from Operations	(67,614)	(461,720)
Distributions	(33,891)	(662,778)
Return of Capital	—	(101,182)
Capital Share Transactions:
Issued	2,500,050	103,663,213
Increase in Net Assets from Capital Share Transactions	2,500,050	103,663,213
Total Increase in Net Assets	2,398,545	102,437,533
Net Assets:
Beginning of Period	—	—
End of Period	$2,398,545	$102,437,533
Share Transactions:
Issued	100,002	4,200,002
Net Increase in Shares Outstanding from Share Transactions	100,002	4,200,002

(1)	The Fund commenced operations on July 27, 2018
(2)	The Fund commenced operations on August 24, 2018
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
45

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X MLP & Energy Infrastructure ETF
2018	12.80	0.35		(0.37)	(0.02)	(0.52)	(0.13)	(0.65)	12.13	(0.43)	540,381	0.45		2.65		25.68
2017	14.82	0.31		(1.54)	(1.23)	(0.72)	(0.07)	(0.79)	12.80	(8.71)	305,980	0.45		2.20		40.42
2016	13.47	0.36		1.59	1.95	(0.60)	—	(0.60)	14.82	15.45	130,451	0.45		2.79		56.14
2015	18.92	0.27		(5.15)	(4.88)	(0.33)	(0.24)	(0.57)	13.47	(26.30)	97,682	0.45		1.56		33.36
2014	15.56	0.26		3.51	3.77	(0.35)	(0.06)	(0.41)	18.92	24.38	179,736	0.45		1.37		28.99
Global X SuperDividend® Alternatives ETF
2018	15.40	0.92		(0.64)	0.28	(1.16)	—	(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
2017	14.65	1.04		0.85	1.89	(1.01)	(0.13)	(1.14)	15.40	13.24	11,549	0.75		6.75		34.84
2016	14.43	0.99	#	0.53 ^	1.52	(1.15)	(0.15)	(1.30)	14.65	11.04	5,127	0.75		6.78		30.80
2015(1)	15.04	0.45		(0.76)	(0.31)	(0.30)	—	(0.30)	14.43	(2.02)	1,443	0.75	†	8.04	†	21.50
Global X U.S. Preferred ETF
2018	25.03	1.44		(2.08)	(0.64)	(1.42)	—	(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
2017(2)	25.08	0.44		(0.25)	0.19	(0.24)	—	(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82
Global X S&P 500® Quality Dividend ETF
2018(3)	25.00	0.26		(0.44)	(0.18)	(0.22)	—	(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18
Global X TargetIncomeTM 5 ETF
2018(4)	25.00	0.48		(1.19)	(0.71)	(0.34)	—	(0.34)	23.95	(2.86)	2,395	0.39	†	5.65	†	16.00
Global X TargetIncomeTM Plus 2 ETF
2018(4)	25.00	0.47		(1.15)	(0.68)	(0.34)	—	(0.34)	23.98	(2.74)	2,399	0.39	†	5.57	†	11.11
Global X Adaptive U.S. Factor ETF
2018(5)	25.00	0.22		(0.61)	(0.39)	(0.19)	(0.03)	(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

*	Per share data calculated using average shares method.
**
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

^
The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 13, 2015.
(2)	The Fund commenced operations on September 11, 2017.
(3)	The Fund commenced operations on July 13, 2018.
(4)	The Fund commenced operations on July 27, 2018.
(5)	The Fund commenced operations on August 24, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
46

Notes to Financial Statements
November 30, 2018

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2018, the Trust had one hundred portfolios, fifty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X MLP & Energy Infrastructure ETF, Global X SuperDividend® Alternatives ETF, Global X U.S. Preferred ETF, Global X S&P 500® Quality Dividend ETF, Global X TargetIncomeTM 5 ETF, Global X TargetIncomeTM Plus 2 ETF and Global X Adaptive U.S. Factor ETF (each a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversified status.

The Global X S&P 500® Quality Dividend ETF commenced operations on July 13, 2018.

The Global X TargetIncomeTM 5 ETF commenced operations on July 27, 2018.

The Global X TargetIncomeTM Plus 2 ETF commenced operations on July 27, 2018.

The Global X Adaptive U.S. Factor ETF commenced operations on August 24, 2018.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and

47

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

48

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the securities’ last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2018, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

49

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended November 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At November 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MLP & Energy Infrastructure ETF
BNP Paribas	$413,499	$413,499	$-	$-
RBC Capital Markets	1,335,592	1,335,592	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for the Fund.

(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

50

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

51

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2018	Redemption Fee
Global X MLP & Energy Infrastructure ETF	50,000	$250	$606,500	$250
Global X SuperDividend® Alternatives ETF	50,000	$500	$726,000	$500
Global X U.S. Preferred ETF	50,000	$650	$1,148,500	$650
Global X S&P 500® Quality Dividend ETF	50,000	$500	$1,230,000	$500
Global X TargetIncomeTM 5 ETF	50,000	$250	$1,197,500	$250
Global X TargetIncomeTM Plus 2 ETF	50,000	$250	$1,199,000	$250
Global X Adaptive U.S. Factor ETF	50,000	$1,000	$1,219,500	$1,000

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser. Pursuant to the terms of the transaction, Horizons acquired all of the equity interest of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae. In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure.  For the Adviser’s services to the respective Funds, under the supervision and administration agreement, the Funds pay a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervisor and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses), respectively.

52

Notes to Financial Statements (continued)
November 30, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (concluded)

The following table discloses the rate of supervision and administration fees paid by the Funds pursuant to the supervision and administration agreement:
Supervision and Administration Fee
Global X MLP & Energy Infrastructure ETF	0.45%
Global X SuperDividend® Alternatives ETF	0.75%
Global X U.S. Preferred ETF	0.23%
Global X S&P 500® Quality Dividend ETF	0.35%
Global X TargetIncomeTM 5 ETF	0.39%
Global X TargetIncomeTM Plus 2 ETF	0.39%
Global X Adaptive U.S. Factor ETF	0.27%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties, and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

53

Notes to Financial Statements (continued)
November 30, 2018

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

2018	Purchases	Sales and Maturities
Global X MLP & Energy Infrastructure ETF	$115,692,008	$150,264,613
Global X SuperDividend® Alternatives ETF	2,546,811	2,782,438
Global X U.S. Preferred ETF	36,095,056	37,040,748
Global X S&P 500® Quality Dividend ETF	29,678	38,003
Global X TargetIncomeTM 5 ETF	404,756	391,841
Global X TargetIncomeTM Plus 2 ETF	284,463	272,266
Global X Adaptive U.S. Factor ETF	19,178,595	19,485,727

For the years ended November 30, 2018, and November 30, 2017, in-kind transactions associated with creations and redemptions were, respectively:

2018	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$359,870,402	$65,805,098	$8,464,512
Global X SuperDividend® Alternatives ETF	6,768,917	681,610	77,709
Global X U.S. Preferred ETF	187,143,953	15,601,458	(99,142)
Global X S&P 500® Quality Dividend ETF	2,502,749	-	-
Global X TargetIncomeTM 5 ETF	2,497,545	-	-
Global X TargetIncomeTM Plus 2 ETF	2,498,093	-	-
Global X Adaptive U.S. Factor ETF	103,623,782	-	-

2017	Purchases	Sales and Maturities	Realized Gain
Global X MLP & Energy Infrastructure ETF	$229,885,154	$11,071,545	$2,420,683
Global X SuperDividend® Alternatives ETF	6,146,563	-	-
Global X U.S. Preferred ETF	26,081,130	-	-

During the year ended November 30, 2018, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

54

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (continued)

The following differences, primarily attributable to reclassification of distributions, preferred stock interest, non-deductible excise tax paid, redemptions in-kind, REIT adjustments, MLP adjustments and return of capital distribution have been reclassified to/from the following accounts during the fiscal year ended November 30, 2018:

		Distributable Earnings/(Loss)*
Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
Global X MLP & Energy Infrastructure ETF	$4,554,599	$7,288,537	$(11,843,136)
Global X SuperDividend® Alternatives ETF	(8,386)	199,467	(191,081)
Global X U.S. Preferred ETF	(115,591)	16,647	98,944
Global X S&P 500® Quality Dividend ETF	–	534	(534)
Global X TargetIncomeTM 5 ETF	–	1,455	(1,455)
Global X TargetIncomeTM Plus 2 ETF	–	593	(593)
Global X Adaptive U.S. Factor ETF	–	102,662	(102,662)

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for registered investment companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2018 and November 30, 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X MLP & Energy Infrastructure ETF
2018	$19,402,441	$–	$4,853,774	$24,256,215
2017	11,328,219	–	1,167,465	12,495,684
Global X SuperDividend® Alternatives ETF
2018	$1,065,740	$–	$–	$1,065,740
2017	566,361	–	74,271	640,632
Global X U.S. Preferred ETF
2018	$4,563,490	$–	$–	$4,563,490
2017	29,450	–	–	29,450
Global X S&P 500® Quality Dividend ETF
2018	$22,480	$–	$–	$22,480
Global X TargetIncomeTM 5 ETF
2018	$33,991	$–	$–	$33,991
Global X TargetIncomeTM Plus 2 ETF
2018	$33,891	$–	$–	$33,891
Global X Adaptive U.S. Factor ETF
2018	$662,778	$–	$101,182	$763,960

55

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (continued)

As of November 30, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

		Global X Funds
	Global X MLP & Energy Infrastructure ETF	Global X SuperDividend® Alternatives ETF	Global X U.S. Preferred ETF
Undistributed Ordinary Income	$–	$27,717	$588,868
Undistributed Long-Term Capital Gain	–	2,772	–
Capital Loss Carryforwards	(38,451,626)	–	(260,925)
Unrealized Depreciation on Investments and Foreign Currency	(76,601,713)	(678,594)	(9,351,802)
Other Temporary Differences	(1,941)	(1)	(404,352)
Total Accumulated Losses	$(115,055,280)	$(648,106)	$(9,428,211)

		Global X Funds
	Global X S&P 500® Quality Dividend ETF	Global X TargetIncomeTM 5 ETF	Global X TargetIncomeTM Plus 2 ETF
Undistributed Ordinary Income	$3,511	$14,041	$12,618
Unrealized Depreciation on Investments and Foreign Currency	(43,870)	(118,658)	(114,123)
Total Accumulated Losses	$(40,359)	$(104,617)	$(101,505)

Global X Funds
Global X Adaptive U.S. Factor ETF
Unrealized Depreciation on Investments and Foreign Currency	$(1,124,498)
Total Accumulated Losses	$(1,124,498)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X MLP & Energy Infrastructure ETF	$14,809,086	$23,642,540	$38,451,626
Global X U.S. Preferred ETF	258,218	2,707	260,925

56

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (concluded)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2018, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X MLP & Energy Infrastructure ETF	$617,381,617	$12,505,527	$(89,107,240)	$(76,601,713)
Global X SuperDividend® Alternatives ETF	17,316,881	201,760	(880,350)	(678,590)
Global X U.S. Preferred ETF	196,408,638	474,007	(9,825,808)	(9,351,801)
Global X S&P 500® Quality Dividend ETF	2,494,800	100,057	(143,926)	(43,869)
Global X TargetIncomeTM 5 ETF	2,510,151	–	(118,658)	(118,658)
Global X TargetIncomeTM Plus 2 ETF	2,509,493	–	(114,123)	(114,123)
Global X Adaptive U.S. Factor ETF	103,400,198	2,099,725	(3,224,223)	(1,124,498)

The preceding differences between book and tax cost are primarily due to preferred stock adjustments, MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying Index in approximately the same proportions as in the underlying Index. The Funds may utilize a representative sampling strategy with respect to their underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying Index, or, in certain instances, when securities in the underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying Index).

Under normal circumstances, the Global X MLP & Energy Infrastructure ETF intends to invest up to 25% of its total assets in securities that have economic characteristics of the MLP asset class, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

MLPs operating in the energy sector are subject to risks that are specific to the industry they serve.

Midstream - Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

57

Notes to Financial Statements (continued)
November 30, 2018

6. CONCENTRATION OF RISKS (concluded)

Exploration and production - Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

Marine shipping - Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

Propane - Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

Natural Resource – Natural Resource MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors, including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

A more complete description of risks is included in each Funds’ prospectus and statement of additional information.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

58

Notes to Financial Statements (continued)
November 30, 2018

7. LOANS OF PORTFOLIO SECURITIES (concluded)

Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of November 30, 2018, the value of securities on loan was $1,816,695, for the Global X MLP & Energy Infrastructure ETF and the value of securities purchased with the cash collateral held from securities on loan was $1,875,905 for the Global X MLP & Energy Infrastructure ETF.

As of November 30, 2018, the following Fund had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MLP & Energy Infrastructure ETF
Merrill Lynch Pierce Fenner & Smith	$85,898	$89,900
Morgan Stanley	1,070,271	1,103,625
UBS Securities LLC	660,526	682,380

8. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income.

59

Notes to Financial Statements (concluded)
November 30, 2018

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

60

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the seven funds indicated in the table below

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (seven of the funds constituting the Global X Funds, hereafter collectively referred to as the "Funds") as of November 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MLP & Energy Infrastructure ETF Global X SuperDividend® Alternatives ETF
Statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the three years in the period ended November 30, 2018.

Global X U.S. Preferred ETF
Statement of operations for the year ended November 30, 2018, the statements of changes in net assets and the financial highlights for the year ended November 30, 2018 and the period September 11, 2017 (commencement of operations) through November 30, 2017.

Global X S&P 500® Quality Dividend ETF	Statements of operations and changes in net assets and the financial highlights for the period July 13, 2018 (commencement of operations) through November 30, 2018.
Global X TargetIncome™ 5 ETF Global X TargetIncome™ Plus 2 ETF	Statements of operations and changes in net assets and the financial highlights for the period July 27, 2018 (commencement of operations) through November 30, 2018.
Global X Adaptive U.S. Factor ETF	Statements of operations and changes in net assets and the financial highlights for the period August 24, 2018 (commencement of operations) through November 30, 2018.
The financial statements, as of and for the year ended November 30, 2015 and the financial highlights for each of the years ended on or prior to November 30, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated January 29, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

61

Report of Independent Registered Public Accounting Firm

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 25, 2019

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

62

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund, which is not reflected in the table below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2018 to November 30, 2018).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

63

Disclosure of Fund Expenses (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.
	Beginning Account Value 6/1/2018	Ending Account Value 11/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$951.10	0.45%	$2.20
Hypothetical 5% Return	1,000.00	1,022.80	0.45	2.28
Global X SuperDividend® Alternatives ETF
Actual Fund Return	$1,000.00	$1,011.90	0.75%	$3.78
Hypothetical 5% Return	1,000.00	1,021.30	0.75	3.8
Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$978.30	0.23%	$1.13
Hypothetical 5% Return	1,000.00	1,023.90	0.23	1.16
Global X S&P 500® Quality Dividend ETF (2)
Actual Fund Return	$1,000.00	$992.80	0.36%	$1.37	(3)
Hypothetical 5% Return	1,000.00	1,017.80	0.36	1.81
Global X TargetIncomeTM 5 ETF (4)
Actual Fund Return	$1,000.00	$971.40	0.39%	$1.32	(5)
Hypothetical 5% Return	1,000.00	1,015.92	0.39	1.96
Global X TargetIncomeTM Plus 2 ETF (6)
Actual Fund Return	$1,000.00	$972.60	0.39%	$1.28	(7)
Hypothetical 5% Return	1,000.00	1,015.96	0.39	1.9
Global X Adaptive U.S. Factor ETF (8)
Actual Fund Return	$1,000.00	$984.20	0.27%	$0.71	(9)
Hypothetical 5% Return	1,000.00	1,012.71	0.27	1.34

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

(2)	The Fund commenced operations on July 13, 2018.

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period from inception to date.)

(4)	The Fund commenced operations on July 27, 2018.

(5)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 126/365 (to reflect the period from inception to date.)

(6)	The Fund commenced operations on July 27, 2018.

(7)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 126/365 (to reflect the period from inception to date.)

(8)	The Fund commenced operations on August 24, 2018.

(9)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 98/365 (to reflect the period from inception to date.)

64

Approval of Investment Advisory Agreement (Unaudited)

Approval of New Investment Advisory and Supervision and Administration Agreements

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this semi-annual report except the New Funds (as defined below) (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”) that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust, including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and Interim Supervision and Administration Agreement on behalf of the Trust on behalf of each Fund, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreement.

At a telephonic meeting on February 16, 2018, the Board of Trustees of the Trust (“Board”), the majority of which are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction and on February 23, 2018 the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effect on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.

In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

•	No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction.

65

Approval of Investment Advisory Agreement (Unaudited)

(Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)
•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.
•	The long-term business goals of Mirae and Global X Management.
•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.
•
The terms and conditions of the New Agreements will be substantially identical to the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.
•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds, and in this regard, see the discussion of the Board’s considerations with regard to its approval of the Current Agreement as disclosed in the annual report to Shareholders for the fiscal year ended November 30, 2017.

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with this proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

In connection with their consideration of the New Agreements at the Board Meeting on February 23, 2018, the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Independent Trustees noted Global X Management’s confirmation that there had been no material changes to this information previously considered by the Board.

66

Approval of Investment Advisory Agreement (Unaudited)

In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow them to form a reasonable business judgment for approval of the New Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.

The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.

Based on their consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without shareholder approval. The Board also noted

67

Approval of Investment Advisory Agreement (Unaudited)

Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.

The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed.

The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.

The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.

No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size.

68

Approval of Investment Advisory Agreement (Unaudited)

The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between with Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

Approval of the Initial Investment Advisory and Supervision and Administration Agreements

Section 15(c) of the 1940 Act, requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of the Independent Trustees, consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At quarterly meetings held in person on February 23, 2018 and May 23, 2018 (the “New Fund Board Meetings”) of the Board of the Trust called for the purpose, the Board (including the Independent Trustees of the Trust, voting separately) considered and unanimously approved, (i) the initial approval of the Investment Advisory Agreement (each a “New Fund Investment Advisory Agreement”) for each of the Global X S&P 500® Quality Dividend ETF, Global X TargetIncome™ 5 ETF, Global X TargetIncome™ Plus 2 ETF and Global X Adaptive U.S. Factor ETF (each, a “New Fund” and, together, the “New Funds”), and (ii) the initial approval of the Supervision and Administration Agreement between the Trust (each a “New Fund Supervision and Administration Agreement”), on behalf the each New Fund, and Global X Management. Each New Fund Investment Advisory Agreement and each New Fund Supervision and Administration Agreement are referred to herein, collectively, as the “New Fund Agreements.”

In advance of the New Fund Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the respective New Fund Agreements for each New Fund to be considered at the New Fund Board Meetings, and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meeting with management of Global X Management, the Independent Trustees met separately in executive session with their counsel.

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors at the New Fund Board Meetings, including the factors discussed at greater detail below.

Nature, Extent and Quality of Services

With respect to this factor, the Board considered:
• the terms of the New Fund Agreements and the range of services proposed to be provided to the New Funds in accordance with the New Fund Agreements;

69

Approval of Investment Advisory Agreement (Unaudited)

• Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Funds;
• Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Funds and the composition of the New Funds’ assets, including the purchase, retention and disposition of the New Funds’ holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Funds, (iv) select broker-dealers to execute portfolio transactions for the New Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the New Funds that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Funds by shareholders and new investors;
• the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds; and
• the quality of Global X Management’s resources and personnel that would be made available to the New Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because the New Funds had not yet begun investment operations as of the date of the New Fund Board Meetings, meaningful data relating to the investment performance of the New Funds was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:
• Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund;
• the unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by each New Fund under the respective New Fund Agreements for the various investment advisory, supervisory and administrative services that the New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Funds); and
• the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Funds by Global X Management and all aspects of the relationship between Global X Management and the New Funds.

70

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by each New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.

Comparison of Fees and Services

With respect to this factor, the Board considered:
• comparative information with respect to the proposed Management Fee to be paid to Global X Management by each New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Funds, including fees and expenses paid by unaffiliated, similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;
• the structure of the unified Management Fee (which includes as one component the proposed investment advisory fee for each New Fund) and the expected total expense ratios for the New Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Funds and that the proposed Management Fee for each New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and
• that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale
With respect to this factor, the Board considered:
• the extent to which economies of scale would be realized as each New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
• the significant investment of time, personnel and other resources that Global X Management intends to make in the New Funds in order to seek to assure that each New Fund is attractive to investors; and
• that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.
Based on these considerations, the Board concluded, at the New Fund Board Meetings, that approval of the proposed unitary Management Fees for the New Funds appropriately addressed economies of scale.

71

Approval of Investment Advisory Agreement (Unaudited)

Other Benefits

In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered at the New Fund Board Meetings any other benefits that may be realized by Global X Management as a result of its relationships with the New Funds. As a result, the Board concluded that, in the case of each New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the applicable New Fund Agreements.

Conclusion

After full consideration of the factors discussed above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

In reaching these decisions, the Board did not assign relative weights to the factors discussed above, nor did the Board deem any one factor or group of factors to be controlling in and of themselves. Each member of the Board may have afforded different weight to the various factors.

72

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

73

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	58[2]	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (consulting firm) (since 2007)	58[2]	None
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013)	58[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017)

74

Trustees and Officers of the Trust (Unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of November 30, 2018:

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	58[2]	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None

75

Trustees and Officers of the Trust (Unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[2]	As of November 30, 2018, the Trust had one hundred investment portfolios, fifty-eight of which were operational.

[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

76

Notice to Shareholders (Unaudited)

For shareholders that do not have a November 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2018, the Fund has designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X MLP & Energy Infrastructure ETF	0.00%	79.99%	20.01%	100.00%	59.75%	81.30%	0.00%	0.31%	0.00%	0.00%
Global X SuperDividend® Alternatives ETF	0.00%	100.00%	0.00%	100.00%	62.65%	62.30%	0.00%	0.27%	100.00%	0.00%
Global X U.S. Preferred ETF	0.00%	100.00%	0.00%	100.00%	53.42%	58.99%	0.00%	30.00%	0.00%	0.00%
Global X S&P 500® Quality Dividend ETF	0.00%	100.00%	0.00%	100.00%	91.67%	100.00%	0.00%	0.00%	100.00%	0.00%
Global X TargetIncomeTM 5 ETF	0.00%	100.00%	0.00%	100.00%	96.41%	96.38%	0.00%	0.00%	100.00%	0.00%
Global X TargetIncomeTM Plus 2 ETF	0.00%	100.00%	0.00%	100.00%	92.91%	92.88%	0.00%	0.00%	100.00%	0.00%
Global X Adaptive U.S. Factor ETF	0.00%	86.76%	13.24%	100.00%	50.44%	46.36%	0.00%	0.00%	100.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of "Interest Related Dividend" and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short Term Capital Gain Dividend" and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

77

SHAREHOLDER VOTING RESULTS (Unaudited)

On June 8, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X MLP & Energy Infrastructure ETF	For	13,471,638	75.02%	42.16%
	Against	149,364	0.83%	0.47%
	Abstain	274,583	1.53%	0.86%
	Broker Non-Vote	4,062,250	22.62%	12.71%
Global X SuperDividend® Alternatives ETF	For	405,730	73.40%	47.73%
	Against	1,855	0.34%	0.22%
	Abstain	12,415	2.25%	1.46%
	Broker Non-Vote	132,769	24.02%	15.62%
Global X U.S. Preferred ETF	For	699,846	62.40%	60.86%
	Against	6,288	0.56%	0.55%
	Abstain	5,685	0.51%	0.49%
	Broker Non-Vote	409,778	36.54%	35.63%

78

Notes

79

Notes

80

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0600

Global X FinTech ETF (ticker: FINX)
Global X Future Analytics Tech ETF (ticker: AIQ)
Global X Internet of Things ETF (ticker: SNSR)
Global X Robotics & Artificial Intelligence ETF (ticker: BOTZ)
Global X Autonomous & Electric Vehicles ETF (ticker: DRIV)
Global X Health & Wellness Thematic ETF (ticker: BFIT)
Global X Longevity Thematic ETF (ticker: LNGR)
Global X Millennials Thematic ETF (ticker: MILN)
Global X U.S. Infrastructure Development ETF (ticker: PAVE)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Founder-Run Companies ETF (ticker: BOSS)

Annual Report

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X FinTech ETF	23
Global X Future Analytics Tech ETF	27
Global X Internet of Things ETF	32
Global X Robotics & Artificial Intelligence ETF	36
Global X Autonomous & Electric Vehicles ETF	40
Global X Health & Wellness Thematic ETF	45
Global X Longevity Thematic ETF	49
Global X Millennials Thematic ETF	53
Global X U.S. Infrastructure Development ETF	56
Global X Conscious Companies ETF	60
Global X Founder-Run Companies ETF	66
Statements of Assets and Liabilities	70
Statements of Operations	73
Statements of Changes in Net Assets	76
Financial Highlights	82
Notes to Financial Statements	83
Report Of Independent Registered Public Accounting Firm	98
Disclosure of Fund Expenses	100
Approval of Investment Advisory Agreement	102
Supplemental Information	107
Trustees and Officers of the Trust	108
Notice to Shareholders	111
Shareholder Voting Results	112

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

Global X FinTech ETF

The Global X FinTech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Fintech Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide financial technology products and services, including companies involved in mobile payments, peer-to-peer and marketplace lending, financial analytics software and alternative currencies, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 12.79%, while the Underlying Index increased 13.62%. The Fund had a net asset value of $21.79 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $24.55 on November 30, 2018.

During the Reporting Period, the highest returns came from Afterpay Touch Group and Square, which returned 123.76% and 78.07%, respectively.  The worst  performers  were  Alfa Financial Software  Holdings  and Chong Sing  Holdings FinTech  Group,  which returned -76.16% and -74.42%, respectively.

Financial Technology, or FinTech, is the application of cutting edge software and hardware to facilitate or improve traditional financial services. In some instances, FinTech companies can be disruptive to entrenched industry players, such as peer-to-peer lenders looking to disintermediate banks from the lending process. In other instances, FinTech firms can help companies improve existing processes or reduce costs, such as creating customized software to help a real estate firm manage their properties. During the Reporting Period, increasing digitalization of financial services, rising adoption of digital payment options, and the increased penetration of financial services among the emerging market middle class helped to drive the Fund’s growth. During the Reporting Period, the Fund saw large exposures to Data Processing and Outsourced Services (44% average exposure) and Application Software (39% average exposure). Geographically, the Fund maintained an allocation of 68% to stocks in the United States, followed by Germany at 9%, and Switzerland at 7%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FinTech ETF	12.79%	12.59%	24.65%	24.65%
INDXX Global Fintech Thematic Index	13.62%	13.62%	25.44%	25.44%
MSCI ACWI Index (Net)	-0.98%	-0.98%	9.89%	9.89%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X FinTech ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Future Analytics Tech ETF

Global X Future Analytics Tech ETF

The Global X Future Analytics Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx Artificial Intelligence & Big Data Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the further development and utilization of artificial intelligence technology in their products and services, as well as to companies that provide hardware which facilitates the use of artificial intelligence for the analysis of big data, as defined by Indxx, the provider of the Underlying Index.

For the period from the Fund's commencement date on May 11, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 5.07%, while the Underlying Index decreased 4.88%. The Fund had a net asset value of $15.00 per share on May 11, 2018 and ended the Reporting Period with a net asset value of $14.24 on November 30, 2018.

During the Reporting Period, the highest returns came from Trade Desk and Advanced Micro Devices, which returned 88.40% and 78.24%, respectively. The worst performers were Snap and Nvidia, which returned -41.03% and -35.65%, respectively.

In the digital age, many have crowned data as the ‘new oil’ given that it is a valuable commodity for those than can own and process it. The Fund seeks to benefit from this trend by investing in companies that own large proprietary data sets and/or are developing software or hardware to process this data through advanced artificial intelligence techniques, such as machine learning and deep learning. While data continues to remain valuable, over the Reporting Period new questions were raised about private citizens’ rights to protect their data and the duty technology companies have to protect others’ data. At the same time, technological progress continued to steam ahead, with new chipsets and software programs advancing the limits of artificial intelligence to new territory. Over the Reporting Period, the Fund had an average allocation of 40% to the Software & Services industry, followed by 17% in Media & Entertainment, and 15% in Semiconductors & Semiconductor Equipment. The Fund had average allocations of 81% to the United States, 9% to China, and 4% to Germany.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Future Analytics Tech ETF	-5.07%	-5.13%
INDXX Artificial Intelligence & Big Data Index	-4.88%	-4.88%
S&P 500 Index	2.32%	2.32%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 11, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X Future Analytics Tech ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

Global X Internet of Things ETF

The Global X Internet of Things ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Internet of Things Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the Internet of Things industry, including companies involved in wearable technology, home automation, connected automotive technology, sensors, networking infrastructure/software, smart metering and energy control devices, as defined by the index provider.  The Internet of Things refers to the network of physical objects (devices, vehicles, equipment, homes, buildings) that are connected to the internet through embedded devices and software, which allows these physical objects to collect, analyze and exchange data.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 9.33%, while the Underlying Index decreased 9.02%. The Fund had a net asset value of $20.12 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $18.04 on November 30, 2018.

During the Reporting Period, the highest returns came from DexCom and Cisco Systems, which returned 121.79% and 32.23%, respectively. The worst performers were ams AG and JIG-SAW, which returned -71.36% and -43.28%, respectively.

With the advent of high speed wireless internet and cheap internet-capable chips, devices are getting “smarter.” From home appliances and cars, to public infrastructure and factories, many everyday objects are now connected to networks and the worldwide web. The Internet of Things (IoT), via increased connectivity and sensor-based technologies, adds a level of digital intelligence to these proliferating devices. The number of connected devices is expected to grow from 17 billion today to around 34 billion by 2025, 22 billion of which will be IoT devices, according to some estimates. During the Reporting Period, the Fund had an average approximate allocation of 39% to the Semiconductors sub-industry, followed by 17% to Electrical Components and Equipment, and 7% to Communications Equipment. Geographically, the Fund’s exposures came predominately from the United States at 68%, followed by Switzerland at 11%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Internet of Things ETF	-9.33%	-9.67%	9.25%	9.17%
INDXX Global Internet of Things Thematic Index	-9.02%	-9.02%	9.64%	9.64%
MSCI ACWI Index (Net)	-0.98%	-0.98%	9.89%	9.89%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X Internet of Things ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

Global X Robotics & Artificial Intelligence ETF

The Global X Robotics & Artificial Intelligence ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Robotics & Artificial Intelligence Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that are involved in the development of robotics and/or artificial intelligence, including companies involved in developing industrial robots and production systems, automated inventory management, unmanned vehicles, voice/image/text recognition, and medical robots or robotic instruments, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 17.77%, while the Underlying Index decreased 17.53%. The Fund had a net asset value of $23.96 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $19.70 on November 30, 2018.

During the Reporting Period, the highest returns came from AeroVironment and iRobot, which returned 68.06% and 39.03%, respectively. The worst performers were Maxar Technologies and Veritone, which returned -73.77% and -65.72%, respectively.

Robotics and artificial intelligence (AI) combines the rapidly improving abilities of both physical and cognitive technologies. Increasingly, these technologies are being viewed as highly disruptive to existing processes in areas such as industrial manufacturing, transportation, defense, health care, and agriculture. In addition to these commercial uses, robotics and AI are also appearing in consumer capacities, through the development of electronic toys, drones, personal assistants, and home appliances. The theme is sensitive to global manufacturing output and capital expenditures, which during the Reporting Period were negatively influenced by rising interest rates, heighted geopolitical tensions, and slowing global growth. During the Reporting Period, the Fund saw an average approximate allocation of 29% to Industrial Machinery, 15% to Electronic Equipment and Instruments, 12% to Healthcare Equipment, and 11% to Electronic Components. The Fund was exposed predominately to Japan (46%), followed by the United States (31%) and Switzerland (9%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Robotics & Artificial Intelligence ETF	-17.77%	-17.51%	13.67%	13.74%
INDXX Global Robotics & Artificial Intelligence Thematic Index	-17.53%	-17.53%	13.87%	13.87%
MSCI ACWI Index (Net)	-0.98%	-0.98%	9.89%	9.89%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on September 12, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X Robotics & Artificial Intelligence ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

Global X Autonomous & Electric Vehicles ETF

The Global X Autonomous & Electric Vehicles ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Autonomous & Electric Vehicles Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are involved in the development of electric vehicles and/or autonomous vehicles, including companies that produce electric/hybrid vehicles, electric/hybrid vehicle components and materials, autonomous driving technology, and network connected services for transportation, as defined by Solactive AG, the provider of the Underlying Index.

For the period from the Fund's commencement date on April 13, 2018 through November 30, 2018 (the “Reporting Period”), the Fund decreased 11.60%, and the Underlying Index decreased 11.60%. The Fund had a net asset value of $15.00 per share on April 13, 2018 and ended the Reporting Period with a net asset value of $13.26 on November 30, 2018.

During the Reporting Period, the highest returns came from Advanced Micro Devices and Xilinx, which returned 114.50% and 36.95%, respectively. The worst performers were FDG Electric Vehicles and Delphi Technologies, which returned -61.92% and -61.22%, respectively.

Over the Reporting Period, the Fund suffered from falling commodity prices in key battery-components like lithium and cobalt. In addition, global auto supplies and manufacturers suffered as rising interest rates increased borrowing costs and trade tensions between the U.S. and key trading partners like China, Canada, and Mexico introduced uncertainties in the complex global supply chain that automobile firms depend on. In addition, concerns over the state of autonomous vehicle technology arose following high profile accidents involving self-driving cars. Despite these concerns, autonomous and electric vehicle technology continues to progress as battery costs fall, artificial intelligence improves, and self-driving cars collect more driving data.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Autonomous & Electric Vehicles ETF	-11.60%	-11.80%
Solactive Autonomous & Electric Vehicles Index	-11.60%	-11.60%
S&P 500 Index	5.21%	5.21%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 13, 2018.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X Autonomous & Electric Vehicles ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness Thematic ETF

Global X Health & Wellness Thematic ETF

The Global X Health & Wellness Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Health & Wellness Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that provide products and services that facilitate physical wellness through active and healthy lifestyles, including but not limited to companies involved in fitness equipment, fitness technology, athletic apparel, nutritional supplements, and organic/natural food offerings, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 14.16%, while the Underlying Index increased 14.58%. The Fund had a net asset value of $16.75 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $18.59 on November 30, 2018.

During the Reporting Period, the highest returns came from Fila Korea and Goldwin, which returned 210.36% and 185.53%, respectively. The worst performers were United Natural Foods and Hain Celestial Group, which returned -55.00% and -49.64%, respectively.

Population and average life expectancies are rising globally amid a backdrop of rapidly increasing health care costs. These trends have contributed to an increased desire among consumers to proactively lead healthy lifestyles. Rather than wait to treat symptoms as they appear, many people seek to optimize their health and improve their quality of life by enhancing their physical and mental well-being. Over the Reporting Period, the Fund benefitted from a strong consumer environment, particularly in the United States, where unemployment was at historically low levels and wages increased. In an effort to capture this trend, the Fund had an average allocation of approximately 22% in the Apparel, Accessories and Luxury Goods sub-industry, 17% in the Footwear sub-industry, and 17% in the Packaged Foods and Meats sub-industry during the Reporting Period. Geographically, the Fund’s exposures came mainly from the United States at 46% and Japan at 15%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Health & Wellness Thematic ETF	14.16%	14.43%	9.80%	10.35%
INDXX Global Health & Wellness Thematic Index	14.58%	14.58%	10.31%	10.31%
MSCI ACWI Index (Net)	-0.98%	-0.98%	10.98%	10.98%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X Health & Wellness Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and  expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Longevity Thematic ETF

Global X Longevity Thematic ETF

The Global X Longevity Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Global Longevity Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies in developed markets that facilitate the demographic trend of longer average life spans and the aging of the global population, including but not limited to companies involved in biotechnology, medical devices, pharmaceuticals, senior living facilities and specialized health care services, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 6.55%, while the Underlying Index increased 6.79%. The Fund had a net asset value of $19.60 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $20.67 on November 30, 2018.

During the Reporting Period, the highest returns came from Amedisys and Glaukos, which returned 152.31% and 146.10%, respectively. The worst performers were Axovant Sciences and Puma Biotechnology, which returned -80.43% and -78.05%, respectively.

Around the world, people are living longer. At the same time, birth rates are falling. These trends are combining to create a powerful demographic shift of a growing senior population, both in total size and as a percentage of the overall population. Senior citizens have distinct needs from other demographic groups, and in particular depend on pharmaceuticals, biomedical devices, senior housing and care. The Fund’s exposures to these segments tilts heavily towards the Health Care and Real Estate sectors, but is geographically agnostic. During the Reporting Period, the Fund saw an average approximate allocation of 35% to Biotechnology, 35% to Healthcare Equipment, and 8% to Pharmaceuticals 8%. The Fund was predominately exposed to the United States (70%), followed by Denmark (7%) and Japan (5%).

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Longevity Thematic ETF	6.55%	6.31%	13.34%	14.49%
INDXX Global Longevity Thematic Index	6.79%	6.79%	13.73%	13.73%
MSCI ACWI Index (Net)	-0.98%	-0.98%	10.98%	10.98%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 9, 2016.

The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Management Discussion of Fund Performance (unaudited)
Global X Longevity Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Millennials Thematic ETF

Global X Millennials Thematic ETF

The Global X Millennials Thematic ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX Millennials Thematic Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to the millennial generation, as defined by the index provider.  The millennial generation refers to the demographic generational group in the United States with birth years ranging from 1980 to 2000.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 13.87%, while the Underlying Index increased 14.45%. The Fund had a net asset value of $19.11 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $21.57 on November 30, 2018.

During the Reporting Period, the highest returns came from Etsy and Lululemon Athletica, which returned 228.31% and 97.95%, respectively. The worst performers were Snap and Groupon, which returned -52.76% and -45.57%, respectively.

Millennials are the largest generation in the United States and are growing into their prime spending years. Currently, the U.S. workforce consists of nearly 60 million millennials, which represents more than 35% of the total working population. As this generation has aged in rapidly changing times, millennials possess unique spending habits that favor different companies and business models from their Generation X and Baby Boomer counterparts. Over the long term, certain companies involved in areas such as social media, live experiences, fast-casual dining, health and wellness, education, employment, housing and home goods, and financial software and services are expected to benefit from the rising spending power of millennials. To gain exposure to these various segments, the Fund saw an average approximate allocation of 45% to Consumer Discretionary, 24% to Communication Services, and 15% to Information Technology during the Reporting Period. The Fund broadly benefitted from a strong consumer environment in the United States during the Reporting Period, which featured historically low unemployment and rising wages.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MillennialsThematic ETF	13.87%	13.82%	15.85%	15.68%
INDXX Millennials Thematic Index	14.45%	14.45%	16.33%	16.33%
S&P 500 Index	6.27%	6.27%	14.55%	14.55%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on May 4, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X Millennials Thematic ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and  expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

Global X U.S. Infrastructure Development ETF

The Global X U.S. Infrastructure Development ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX U.S. Infrastructure Development Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the performance of U.S. listed companies that provide exposure to domestic infrastructure development, including companies involved in construction and engineering; production of infrastructure raw materials, composites and products; industrial transportation; and producers/distributors of heavy construction equipment, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund decreased 3.36%, while the Underlying Index decreased 2.91%. The Fund had a net asset value of $16.16 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $15.57 on November 30, 2018.

During the Reporting Period, the highest returns came from Calix and General Cable Corporation, which returned 46.21% and 41.23%, respectively. The worst performers were Summit Materials and U.S. Concrete, which returned -52.20% and -51.35%, respectively.

The Fund invests in companies that are expected to benefit from a potential increase in infrastructure activities in the United States. These activities could include the development of new public or private infrastructure, as well as repairs to existing infrastructure. During the Reporting Period, the Fund’s performance was largely impacted by politics in Washington, as the performance of many holdings are influenced by infrastructure spending at the federal level. However, the onus of infrastructure spending is shifting more to state and local governments and the private sector, which have made significant efforts to address their own infrastructure needs. During the Reporting Period, the Fund saw an average approximate allocation of 67% to Industrials, 26% to Materials, and 3% to Information Technology.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Infrastructure Development ETF	-3.36%	-3.48%	2.43%	2.47%
INDXX U.S. Infrastructure Development Index	-2.91%	-2.91%	2.93%	2.93%
S&P 500 Index	6.27%	6.27%	11.19%	11.19%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 6, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Infrastructure Development ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and  expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

Global X Conscious Companies ETF

The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to companies listed in the United States that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by the index provider.  The MsOS is a corporate governance structure that seeks to account for the multiple stakeholders that are critical for the ongoing success of the business, and incorporate the considerations of these stakeholders into the corporate decision-making and problem-solving process.  The index provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 8.16%, while the Underlying Index increased 8.78%. The Fund had a net asset value of $19.23 per share on November 30, 2017 and ended the Reporting Period with a net asset value of $20.55 on November 30, 2018.

During the Reporting Period, the highest returns came from Keurig Dr Pepper and Workday, which returned 66.54% and 59.22%, respectively. The worst performers were General Electric and ManpowerGroup, which returned -57.60% and -40.15%, respectively.

While aligning investments with one’s personal values continues to gain traction, there are a variety of available methods to achieve this goal. Many values-based strategies apply a negative screening approach which starts with a broad market index and removes companies that score poorly in the pillars of Environmental, Social, and Governance (ESG). The Fund takes a different approach, looking to positively identify companies that seek beneficial outcomes for a variety of stakeholders, including employees, suppliers, customers, investors, and local communities. The investment adviser believes this methodology more proactively identifies the companies looking to have a positive influence across a number of measures. During the Reporting Period, the Fund had the highest average approximate exposure to the Information Technology (18%), Health Care (15%), and Consumer Discretionary (15%) sectors.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Conscious Companies ETF	8.16%	7.99%	14.84%	14.79%
Concinnity Conscious Companies Index	8.78%	8.78%	15.39%	15.39%
S&P 500 Index	6.27%	6.27%	13.56%	13.56%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on July 11, 2016.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

Global X Founder-Run Companies ETF

The Global X Founder-Run Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company, as defined by the index provider.

For the 12-month period ended November 30, 2018 (the “Reporting Period”), the Fund increased 8.67%, while the Underlying Index increased 9.32%. The Fund had a net asset value of $17.41 per share on November 30, 2017 and ended the Reporting period with a net asset value of $18.63 on November 30, 2018.

During the Reporting Period, the highest returns came from TripAdvisor and Under Armour, which returned 85.04% and 79.68%, respectively. The worst performers were Laredo Petroleum and Snap, which returned -59.12% and -52.76%, respectively.

The Fund seeks to outperform the broad market over the long term by harnessing the unique characteristics of firms run by their original founders. A significant portion of these founders’ personal wealth is often tied to the companies they lead. Therefore, these companies often focus on long-term value creation through innovation and entrepreneurialism and are less concerned with short term growth targets. In addition, founders tend to pay themselves lower salaries and take on less debt than average. During the Reporting Period, the Fund saw an average approximate allocation of 24% in the Information Technology sector, 17% in the Health Care sector, and 14% in the Consumer Discretionary sector.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2018
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Founder-Run Companies ETF	8.67%	7.63%	13.73%	13.66%
Solactive U.S. Founder-Run Companies Index	9.32%	9.32%	14.47%	14.47%
S&P 500 Index	6.27%	6.27%	12.15%	12.15%

Growth of a 10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on February 13, 2017.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

Schedule of Investments	November 30, 2018

Global X FinTech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 4.7%
Information Technology — 4.7%
Afterpay Touch Group * (A)	637,690	$6,715,026
IRESS	506,510	4,198,138
MYOB Group	1,753,750	4,431,152
TOTAL AUSTRALIA		15,344,316
CANADA— 0.1%
Information Technology — 0.1%
Hive Blockchain Technologies * (A)	1,871,098	422,338
CHINA— 0.9%
Financials — 0.9%
Yirendai ADR (A)	177,515	2,953,850
DENMARK— 2.3%
Information Technology — 2.3%
SimCorp	119,179	7,590,397
GERMANY— 6.8%
Financials — 1.1%
Hypoport *	18,107	3,456,567
Information Technology — 5.7%
GFT Technologies	77,272	693,366
Wirecard	118,536	17,910,586
		18,603,952
TOTAL GERMANY		22,060,519
HONG KONG— 0.6%
Financials — 0.6%
Chong Sing Holdings FinTech Gr (A)	66,010,300	1,914,748
JAPAN— 0.2%
Information Technology — 0.2%
Metaps *	39,330	743,997

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X FinTech ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 4.2%
Information Technology — 4.2%
Pushpay Holdings * (A)	800,500	$1,814,544
Xero *	406,468	11,837,346
TOTAL NEW ZEALAND		13,651,890
SWITZERLAND— 5.8%
Financials — 0.7%
Leonteq	54,853	2,438,155
Information Technology — 5.1%
Temenos	135,004	16,710,857
TOTAL SWITZERLAND		19,149,012
UNITED KINGDOM— 1.0%
Information Technology — 1.0%
Alfa Financial Software Holdings *	875,810	1,481,734
First Derivatives	75,242	1,968,027
TOTAL UNITED KINGDOM		3,449,761
UNITED STATES— 73.4%
Financials — 8.1%
Blucora *	137,783	4,265,762
LendingClub *	1,227,780	4,211,285
LendingTree *	36,567	9,519,853
On Deck Capital *	216,370	1,696,341
Virtu Financial, Cl A	267,923	6,743,621
		26,436,862
Health Care — 4.9%
HealthEquity *	181,756	16,119,940
Information Technology — 60.4%
Black Knight *	314,969	14,280,694
Bottomline Technologies *	119,496	6,580,645
Ellie Mae *	100,606	6,767,766
Envestnet *	132,421	7,235,483
Fidelity National Information Services	188,098	20,305,179
First Data, Cl A *	782,423	14,928,631
Fiserv *	266,566	21,093,368
Guidewire Software *	186,186	17,307,851
Intuit	96,283	20,655,592
Mitek Systems *	113,745	1,088,540
Pagseguro Digital, Cl A *	360,613	8,654,712
PayPal Holdings *	234,974	20,163,119
Square, Cl A *	301,057	21,025,821

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X FinTech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
SS&C Technologies Holdings	370,582	$17,843,523
		197,930,924
TOTAL UNITED STATES		240,487,726
TOTAL COMMON STOCK
(Cost $355,243,046)		327,768,554

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $540,479)	540,479	540,479

	Number Of Rights

RIGHT — 0.0%
Germany — 0.0%
GFT Technologies, expires 12/10/2018 (Cost $–)	79,072	67,147

REPURCHASE AGREEMENTS(B) — 2.3%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $1,762,668 (collateralized by U.S. Treasury Obligations, ranging in par value $272,511- $1,138,458, 1.500%, 12/31/2018, with a total market value of $1,799,179)	$1,762,333	1,762,333

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $5,693,359 (collateralized by U.S. Treasury Obligations, ranging in par value $263,303- $1,138,458, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $5,805,743)	5,692,292	5,692,292
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $7,454,625)		7,454,625
TOTAL INVESTMENTS — 102.5%
(Cost $363,238,150)		$335,830,805

Percentages are based on Net Assets of $327,734,353.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $7,358,414.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $7,995,104.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X FinTech ETF

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$327,768,554	$—	$—	$327,768,554
Short-Term Investment	540,479	—	—	540,479
Right	67,147	—	—	67,147
Repurchase Agreements	—	7,454,625	—	7,454,625
Total Investments in Securities	$328,376,180	$7,454,625	$—	$335,830,805

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Future Analytics Tech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 1.9%
Industrials — 1.2%
Thomson Reuters (A)	10,160	$513,175
Information Technology — 0.7%
Open Text	8,270	283,299
TOTAL CANADA		796,474
CHINA— 8.4%
Communication Services — 5.3%
Baidu ADR *	5,425	1,021,419
Tencent Holdings	29,830	1,189,274
		2,210,693
Consumer Discretionary — 2.9%
Alibaba Group Holding ADR *	7,552	1,214,815
Financials — 0.2%
Qudian ADR * (A)	17,364	88,556
TOTAL CHINA		3,514,064
GERMANY— 3.8%
Communication Services — 0.7%
United Internet	6,330	284,893
Industrials — 2.8%
Siemens	10,322	1,196,754
Information Technology — 0.3%
Software	2,878	117,408
TOTAL GERMANY		1,599,055
NEW ZEALAND— 0.3%
Information Technology — 0.3%
Xero *	4,235	123,334

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 1.0%
Information Technology — 1.0%
SK Hynix	6,526	$405,201
TAIWAN— 0.8%
Information Technology — 0.8%
Global Unichip	13,780	89,252
Phison Electronics	17,590	143,340
Winbond Electronics	226,900	110,498
TOTAL TAIWAN		343,090
UNITED KINGDOM— 1.6%
Industrials — 1.6%
Experian	28,623	696,256
UNITED STATES— 81.9%
Communication Services — 10.5%
Alphabet, Cl A *	1,166	1,293,852
Facebook, Cl A *	6,698	941,806
Netflix *	3,895	1,114,476
Snap, Cl A * (A)	29,128	189,623
Twitter *	23,472	738,194
Yelp, Cl A *	3,562	119,933
		4,397,884
Consumer Discretionary — 5.3%
Amazon.com *	784	1,325,093
eBay *	30,853	920,962
		2,246,055
Health Care — 0.4%
athenahealth *	1,229	163,580
Industrials — 7.6%
Dun & Bradstreet	1,130	162,200
Lockheed Martin	1,462	439,229
Nielsen Holdings	11,140	302,674
Northrop Grumman	1,470	382,023
Raytheon	7,179	1,258,766
Verisk Analytics, Cl A *	5,156	635,838
		3,180,730
Information Technology — 58.1%
Adobe *	5,443	1,365,594
Advanced Micro Devices *	30,244	644,197
Autodesk *	3,506	506,617
Blackbaud	1,478	108,264
CoreLogic *	2,515	101,757

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Future Analytics Tech ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Cornerstone OnDemand *	2,550	$139,281
Cypress Semiconductor	10,884	151,288
Dell Technologies, Cl V *	6,221	656,191
DXC Technology	8,859	558,471
Envestnet *	2,246	122,721
Fair Isaac *	911	180,952
FireEye *	8,101	162,101
First Data, Cl A *	15,174	289,520
Genpact	5,790	175,900
Hewlett Packard Enterprise	47,218	708,270
Hortonworks *	7,245	116,645
HubSpot *	1,189	165,307
Intel	26,999	1,331,321
International Business Machines	9,695	1,204,798
Juniper Networks	10,914	313,341
LogMeIn	1,588	146,461
Micron Technology *	8,643	333,274
Microsoft	13,079	1,450,330
NetApp	5,795	387,512
Nuance Communications *	8,953	143,158
NVIDIA	5,663	925,504
Oracle	29,015	1,414,771
Palo Alto Networks *	2,229	385,505
Pegasystems	2,385	128,766
Perspecta	5,986	126,364
PTC *	3,617	312,834
Pure Storage, Cl A *	5,782	109,338
QUALCOMM	23,901	1,392,472
salesforce.com *	9,571	1,366,356
Seagate Technology	8,967	386,388
ServiceNow *	5,508	1,020,467
Shopify, Cl A *	2,902	443,019
Splunk *	4,527	505,802
Symantec	19,418	429,332
Synopsys *	4,654	427,889
Tableau Software, Cl A *	2,070	258,005
Teradata *	3,672	138,177
Trade Desk, Cl A *	1,497	213,248
Twilio, Cl A *	2,179	205,894
Verint Systems *	2,887	131,156
VMware, Cl A *	3,125	522,938
Wix.com *	1,425	134,207
Workday, Cl A *	4,561	748,004

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Future Analytics Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Xilinx	7,858	$726,708
Zebra Technologies, Cl A *	1,670	300,266
Zendesk *	3,184	189,225
		24,405,906
TOTAL UNITED STATES		34,394,155
TOTAL COMMON STOCK
(Cost $45,714,734)		41,871,629

SHORT-TERM INVESTMENT(B)(C) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $34,735)	34,735	34,735

REPURCHASE AGREEMENTS(B) — 1.1%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $113,281 (collateralized by U.S. Treasury Obligations, ranging in par value $17,513- $73,165, 1.500%, 12/31/2018, with a total market value of $115,628)	$113,259	113,259

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $365,895 (collateralized by U.S. Treasury Obligations, ranging in par value $16,922 - $73,165, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $373,117)	365,826	365,826
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $479,085)		479,085
TOTAL INVESTMENTS — 100.9%
(Cost $46,228,554)		$42,385,449

Percentages are based on Net Assets of $42,001,121.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $489,733.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $513,820.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Future Analytics Tech ETF

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$41,871,629	$—	$—	$41,871,629
Short-Term Investment	34,735	—	—	34,735
Repurchase Agreements	—	479,085	—	479,085
Total Investments in Securities	$41,906,364	$479,085	$—	$42,385,449

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Internet of Things ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRIA— 2.0%
Information Technology — 2.0%
AMS	58,859	$1,637,344
CANADA— 0.5%
Information Technology — 0.5%
Sierra Wireless *	24,713	397,535
FRANCE— 3.8%
Industrials — 3.8%
Legrand	25,336	1,551,945
Schneider Electric	22,292	1,622,430
TOTAL FRANCE		3,174,375
ITALY— 1.3%
Information Technology — 1.3%
Datalogic	40,539	1,083,243
JAPAN— 0.9%
Information Technology — 0.9%
JIG-SAW *	9,126	251,156
Nippon Ceramic	18,730	471,755
TOTAL JAPAN		722,911
NORWAY— 0.7%
Information Technology — 0.7%
Nordic Semiconductor *	124,362	552,190
SWEDEN— 0.5%
Information Technology — 0.5%
Fingerprint Cards, Cl B	336,950	443,165
SWITZERLAND— 7.8%
Industrials — 2.1%
ABB *	84,042	1,699,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Internet of Things ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 5.7%
Landis+Gyr Group	20,498	$1,272,728
STMicroelectronics	234,009	3,425,879
		4,698,607
TOTAL SWITZERLAND		6,398,201
TAIWAN— 6.7%
Information Technology — 6.7%
Advantech	487,143	3,692,933
eMemory Technology	52,162	437,767
MediaTek	180,400	1,391,004
TOTAL TAIWAN		5,521,704
UNITED KINGDOM— 1.1%
Information Technology — 1.1%
Spirent Communications	422,475	698,591
Telit Communications	137,530	246,717
TOTAL UNITED KINGDOM		945,308
UNITED STATES— 74.6%
Communication Services — 0.6%
ORBCOMM *	54,026	512,166
Consumer Discretionary — 7.7%
Garmin	92,592	6,172,182
Garrett Motion *	1,290	14,835
Vuzix *	39,288	217,656
		6,404,673
Health Care — 9.1%
DexCom *	55,807	7,232,029
Senseonics Holdings * (A)	94,410	320,994
		7,553,023
Industrials — 20.0%
ADT (A)	523,417	4,087,887
Emerson Electric	26,904	1,816,558
Honeywell International	12,908	1,894,249
Johnson Controls International	54,127	1,882,537
Resideo Technologies *	2,151	44,375
Rockwell Automation	11,074	1,930,641
Sensata Technologies Holding *	107,384	4,967,583
		16,623,830
Information Technology — 37.2%
Alarm.com Holdings *	33,102	1,683,237
Ambarella *	23,466	938,405
Analog Devices	18,785	1,726,717
Badger Meter	20,362	1,130,091
Belden	28,388	1,583,484

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Internet of Things ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Cisco Systems	43,138	$2,065,017
Cypress Semiconductor	250,039	3,475,542
Fitbit, Cl A *	145,212	800,118
Impinj * (A)	14,620	310,529
Intel	35,693	1,760,022
InterDigital	24,316	1,830,022
International Business Machines	13,183	1,638,251
Itron *	27,450	1,486,692
NETGEAR *	21,848	1,210,379
QUALCOMM	31,682	1,845,793
Rambus *	74,328	648,140
Silicon Laboratories *	30,170	2,666,123
Skyworks Solutions	56,308	4,097,534
		30,896,096
TOTAL UNITED STATES		61,989,788
TOTAL COMMON STOCK
(Cost $87,227,949)		82,865,764

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $197,836)	197,836	197,836

REPURCHASE AGREEMENTS(B) — 3.3%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $645,206 (collateralized by U.S. Treasury Obligations, ranging in par value $99,750 - $416,720, 1.500%, 12/31/2018, with a total market value of $658,570)	$645,083	645,083

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $2,083,992 (collateralized by U.S. Treasury Obligations, ranging in par value $96,379 - $416,720, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $2,125,128)	2,083,601	2,083,601
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $2,728,684)		2,728,684
TOTAL INVESTMENTS — 103.4%
(Cost $90,154,469)		$85,792,284

Percentages are based on Net Assets of $82,983,442.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $2,829,568.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $2,926,520.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Internet of Things ETF

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$82,865,764	$—	$—	$82,865,764
Short-Term Investment	197,836	—	—	197,836
Repurchase Agreements	—	2,728,684	—	2,728,684
Total Investments in Securities	$83,063,600	$2,728,684	$—	$85,792,284

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Robotics & Artificial Intelligence ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CANADA— 2.8%
Industrials — 2.8%
ATS Automation Tooling Systems *	2,163,337	$27,702,954
Maxar Technologies (A)	1,286,024	21,277,306
TOTAL CANADA		48,980,260
FINLAND— 2.8%
Industrials — 2.8%
Cargotec, Cl B	1,269,425	48,868,263
GERMANY— 1.1%
Information Technology — 1.1%
Isra Vision	497,603	19,381,276
ISRAEL— 1.9%
Health Care — 1.9%
Mazor Robotics ADR * (A)	557,380	32,489,680
JAPAN— 46.5%
Health Care — 1.3%
CYBERDYNE * (A)	3,127,684	22,255,999
Industrials — 28.0%
Daifuku	1,894,746	96,948,254
FANUC	640,538	109,379,409
Hirata (A)	244,174	12,988,207
Idec	754,200	16,717,934
Mitsubishi Electric	9,925,937	130,947,191
Nachi-Fujikoshi	567,190	24,226,081
SMC	234,244	79,380,970
Toshiba Machine	678,782	11,860,004
		482,448,050
Information Technology — 17.2%
Keyence	218,519	118,544,875
Omron	1,814,584	79,742,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Robotics & Artificial Intelligence ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PKSHA Technology * (A)	299,098	$23,890,963
Yaskawa Electric	2,387,889	74,444,096
		296,622,551
TOTAL JAPAN		801,326,600
SOUTH KOREA— 1.2%
Consumer Discretionary — 0.3%
Yujin Robot * (A)	1,348,341	4,883,594
Industrials — 0.3%
DST ROBOT * (A)	4,196,716	4,586,268
Information Technology — 0.6%
Robostar (A)	201,890	4,943,914
Selvas AI * (A)	1,323,600	5,041,948
		9,985,862
TOTAL SOUTH KOREA		19,455,724
SWITZERLAND— 10.2%
Health Care — 3.2%
Tecan Group	270,275	55,496,503
Industrials — 7.0%
ABB *	5,934,255	120,009,300
TOTAL SWITZERLAND		175,505,803
UNITED KINGDOM— 3.8%
Information Technology — 3.8%
Renishaw	1,214,917	66,344,860
UNITED STATES— 29.5%
Consumer Discretionary — 3.5%
iRobot *	639,279	60,987,216
Energy — 1.6%
Helix Energy Solutions Group *	3,413,763	27,992,857
Health Care — 9.6%
Accuray *	1,927,740	7,903,734
Intuitive Surgical *	269,536	143,088,576
TransEnterix * (A)	4,637,892	14,423,844
		165,416,154
Industrials — 5.9%
Aerovironment *	548,783	42,036,778
John Bean Technologies	727,944	60,084,498
		102,121,276
Information Technology — 8.9%
Brooks Automation	1,622,327	49,253,848
FARO Technologies *	385,350	19,159,602
NVIDIA	510,720	83,466,969

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Robotics & Artificial Intelligence ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Veritone * (A)	365,973	$2,162,900
		154,043,319
TOTAL UNITED STATES		510,560,822
TOTAL COMMON STOCK
(Cost $2,084,181,672)		1,722,913,288

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $5,253,721)	5,253,721	5,253,721

REPURCHASE AGREEMENTS(B) — 4.2%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $17,134,011 (collateralized by U.S. Treasury Obligations, ranging in par value $2,648,945 - $11,066,380, 1.500%, 12/31/2018, with a total market value of $17,488,910)	$17,130,756	17,130,756

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $55,342,276 (collateralized by U.S. Treasury Obligations, ranging in par value $2,559,432 - $11,066,380, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $56,434,704)	55,331,901	55,331,901
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $72,462,657)		72,462,657
TOTAL INVESTMENTS — 104.3%
(Cost $2,161,898,050)		$1,800,629,666

Percentages are based on Net Assets of $1,726,273,790.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $73,639,923.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $77,716,378.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Robotics & Artificial Intelligence ETF

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,722,913,288	$—	$—	$1,722,913,288
Short-Term Investment	5,253,721	—	—	5,253,721
Repurchase Agreements	—	72,462,657	—	72,462,657
Total Investments in Securities	$1,728,167,009	$72,462,657	$—	$1,800,629,666

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Autonomous & Electric Vehicles ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.3%
AUSTRALIA— 1.3%
Materials — 1.3%
Mineral Resources	10,181	$113,379
Pilbara Minerals *	147,711	90,608
TOTAL AUSTRALIA		203,987
BELGIUM— 0.8%
Materials — 0.8%
Umicore	2,709	117,537
CANADA— 1.8%
Materials — 1.8%
Lithium Americas * (A)	21,945	83,381
Nemaska Lithium *	178,956	107,716
Orocobre *	27,735	87,435
TOTAL CANADA		278,532
CHINA— 2.5%
Communication Services — 1.8%
Baidu ADR *	1,495	281,479
Materials — 0.7%
China Molybdenum, Cl H	245,872	100,224
TOTAL CHINA		381,703
FRANCE— 1.4%
Consumer Discretionary — 1.4%
Faurecia	1,868	72,800
Renault	2,030	142,619
TOTAL FRANCE		215,419
GERMANY— 4.2%
Consumer Discretionary — 4.2%
Bayerische Motoren Werke	2,465	201,537
Continental	894	133,867
Daimler	5,283	297,259

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
TOTAL GERMANY		$632,663
HONG KONG— 1.0%
Consumer Discretionary — 1.0%
BYD, Cl H	21,300	159,633
ITALY— 1.8%
Consumer Discretionary — 1.1%
Fiat Chrysler Automobiles *	10,029	165,469
Information Technology — 0.7%
STMicroelectronics	7,671	112,477
TOTAL ITALY		277,946
JAPAN— 8.1%
Consumer Discretionary — 8.1%
Denso	3,942	182,154
Honda Motor	9,586	270,316
Mazda Motor	11,744	125,145
Nissan Motor	20,604	180,419
Toyota Motor	7,950	476,300
TOTAL JAPAN		1,234,334
NETHERLANDS— 1.3%
Information Technology — 1.3%
NXP Semiconductors	2,407	200,672
SOUTH KOREA— 7.0%
Consumer Discretionary — 1.9%
Hyundai Motor	1,599	152,632
LG Electronics	2,021	130,713
		283,345
Information Technology — 4.0%
Samsung Electronics	12,420	463,693
Samsung SDI	750	138,164
		601,857
Materials — 1.1%
LG Chemical	550	169,522
TOTAL SOUTH KOREA		1,054,724
SWEDEN— 0.8%
Consumer Discretionary — 0.8%
Autoliv	1,401	120,360
UNITED KINGDOM— 0.8%
Materials — 0.8%
Johnson Matthey	3,106	115,876

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Autonomous & Electric Vehicles ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 65.5%
Communication Services — 3.1%
Alphabet, Cl A *	428	$474,930
Consumer Discretionary — 11.0%
Aptiv *	2,208	158,755
BorgWarner	3,300	130,614
Dana	5,957	86,436
Delphi Technologies	2,894	49,458
Ford Motor	25,311	238,177
Garrett Motion *	348	4,002
General Motors	7,895	299,615
Harley-Davidson	3,264	138,035
Lear	870	118,538
Modine Manufacturing *	6,526	85,164
Tesla *	846	296,506
Visteon *	976	72,048
		1,677,348
Industrials — 12.7%
Allison Transmission Holdings	3,220	151,694
EnerSys	1,615	141,103
General Electric	36,936	277,020
Honeywell International	3,482	510,983
Hyster-Yale Materials Handling	1,781	116,602
ITT	2,466	136,740
Johnson Controls International	6,766	235,321
Plug Power * (A)	55,686	97,451
Regal Beloit	1,531	119,694
Resideo Technologies *	605	12,481
WABCO Holdings *	1,129	137,117
		1,936,206
Information Technology — 34.5%
Advanced Micro Devices *	10,409	221,712
Ambarella *	3,080	123,169
Apple	2,693	480,916
Cisco Systems	12,331	590,285
Cree *	2,854	125,976
Cypress Semiconductor	8,177	113,660
HP	10,940	251,620
Intel	9,830	484,717
Maxim Integrated Products	2,919	163,231
Micron Technology *	6,271	241,810
Microsoft	4,887	541,919
NVIDIA	2,067	337,810
ON Semiconductor *	6,411	122,963
QUALCOMM	7,641	445,165

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Autonomous & Electric Vehicles ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Information Technology — continued
Rogers *	1,028	$132,262
TE Connectivity	2,574	198,018
Texas Instruments	4,455	444,832
Xilinx	2,628	243,037
		5,263,102
Materials — 4.2%
Albemarle	1,601	154,208
Alcoa *	3,093	98,389
Carpenter Technology	2,164	93,225
FMC	1,788	147,939
Freeport-McMoRan Copper & Gold	12,266	146,456
		640,217
TOTAL UNITED STATES		9,991,803
TOTAL COMMON STOCK
(Cost $17,299,963)		14,985,189

PREFERRED STOCK — 1.5%
GERMANY— 1.5%
Consumer Discretionary — 1.5%
Volkswagen (B)
(Cost $296,931)	1,375	231,813

SHORT-TERM INVESTMENT(C)(D) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $8,497)	8,497	8,497

REPURCHASE AGREEMENTS(C) — 0.8%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $27,710 (collateralized by U.S. Treasury Obligations, ranging in par value $4,284 - $17,898, 1.500%, 12/31/2018, with a total market value of $28,285)	$27,705	27,705

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $89,505 (collateralized by U.S. Treasury Obligations, ranging in par value $4,139 - $17,898, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $91,271	89,488	89,488
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $117,193)		117,193
TOTAL INVESTMENTS — 100.6%
(Cost $17,722,584)		$15,342,692

Percentages are based on Net Assets of $15,248,052.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Autonomous & Electric Vehicles ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $118,543.
(B)	There’s currently no rate available.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $125,690.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,985,189	$—	$—	$14,985,189
Preferred Stock	231,813	—	—	231,813
Short-Term Investment	8,497	—	—	8,497
Repurchase Agreements	—	117,193	—	117,193
Total Investments in Securities	$15,225,499	$117,193	$—	$15,342,692

For the period ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Health & Wellness Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 0.8%
Consumer Staples — 0.8%
Blackmores	884	$80,034
CANADA— 3.5%
Consumer Discretionary — 3.2%
Gildan Activewear	10,042	329,797
Consumer Staples — 0.3%
Jamieson Wellness	1,560	25,529
TOTAL CANADA		355,326
CHINA— 4.1%
Consumer Discretionary — 3.5%
ANTA Sports Products	50,741	230,501
Li Ning *	111,757	119,672
		350,173
Health Care — 0.6%
iKang Healthcare Group ADR *	3,475	62,064
TOTAL CHINA		412,237
FINLAND— 2.2%
Consumer Discretionary — 2.2%
Amer Sports	6,027	225,672
FRANCE— 2.7%
Consumer Staples — 2.7%
Danone	3,710	277,494
GERMANY— 5.2%
Consumer Discretionary — 5.2%
adidas	1,145	252,543
Puma	558	279,885
TOTAL GERMANY		532,428
HONG KONG— 2.3%
Consumer Discretionary — 2.3%
Yue Yuen Industrial Holdings	82,209	238,987

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
IRELAND— 2.7%
Consumer Staples — 2.7%
Glanbia^	15,251	$273,696
ITALY— 1.1%
Consumer Discretionary — 1.1%
Technogym	10,182	113,498
JAPAN— 15.1%
Consumer Discretionary — 9.6%
ABC-Mart	4,256	239,131
Asics	10,139	146,080
Descente	1,850	36,218
Goldwin	1,226	127,081
Shimano	2,188	319,481
Tosho	1,964	73,164
Xebio Holdings	1,559	20,224
Yonex	5,591	33,876
		995,255
Consumer Staples — 4.3%
Ariake Japan	1,687	145,746
Yakult Honsha	4,047	304,729
		450,475
Health Care — 1.2%
Tsumura	3,963	122,677
TOTAL JAPAN		1,568,407
NETHERLANDS— 1.2%
Consumer Discretionary — 0.8%
Basic-Fit *	2,820	84,453
Consumer Staples — 0.4%
Wessanen	3,946	41,551
TOTAL NETHERLANDS		126,004
SOUTH KOREA— 1.8%
Consumer Discretionary — 1.8%
Fila Korea	3,155	142,981
Youngone	1,169	41,037
TOTAL SOUTH KOREA		184,018
TAIWAN— 6.0%
Consumer Discretionary — 5.2%
Feng TAY Enterprise	34,344	218,542
Giant Manufacturing	19,426	90,188
Merida Industry	15,288	65,020
Pou Chen	150,986	164,214
		537,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.8%
Standard Foods	48,475	$76,879
TOTAL TAIWAN		614,843
UNITED KINGDOM— 3.5%
Consumer Discretionary — 3.5%
JD Sports Fashion	50,347	253,739
Sports Direct International *	27,597	102,042
TOTAL UNITED KINGDOM		355,781
UNITED STATES— 47.5%
Consumer Discretionary — 26.0%
Columbia Sportswear	3,610	329,701
Dick's Sporting Goods	4,129	148,561
Foot Locker	6,092	343,588
Hibbett Sports *	1,044	16,172
Lululemon Athletica *	3,223	427,208
Nautilus *	2,159	27,873
NIKE, Cl B	4,378	328,875
Nutrisystem	1,022	38,008
Planet Fitness, Cl A *	4,513	249,208
Under Armour, Cl A *	9,560	228,293
VF	3,822	310,690
Weight Watchers International *	3,418	170,968
Zumiez *	1,184	23,348
		2,642,493
Consumer Staples — 13.6%
Calavo Growers	898	88,255
Cal-Maine Foods	2,269	106,008
Hain Celestial Group *	5,362	110,993
Herbalife Nutrition *	5,850	334,913
Medifast	306	45,441
Nu Skin Enterprises, Cl A	2,720	179,438
Sanderson Farms	1,180	133,529
Sprouts Farmers Market *	6,855	157,802
SunOpta *	4,064	19,141
United Natural Foods *	2,584	55,840
USANA Health Sciences *	1,239	151,629
		1,382,989
Health Care — 7.0%
DexCom *	4,084	529,245
Prestige Consumer Healthcare *	2,745	106,561
Tivity Health *	2,041	83,599
		719,405
Information Technology — 0.9%
Fitbit, Cl A *	5,522	30,426

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MINDBODY, Cl A *	2,240	$62,183
		92,609
TOTAL UNITED STATES		4,837,496
TOTAL COMMON STOCK
(Cost $10,598,933)		10,195,921
TOTAL INVESTMENTS — 99.7%
(Cost $10,598,933)		$10,195,921

Percentages are based on Net Assets of $10,221,759.

*	Non-income producing security.
^	Irish Security listed on the Irish Stock Exchange and London Stock Exchange.

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Longevity Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 0.9%
Health Care — 0.9%
Cochlear	882	$109,030
Regis Healthcare	14,963	30,049
TOTAL AUSTRALIA		139,079
BELGIUM— 1.6%
Health Care — 1.6%
UCB	3,005	252,594
CANADA— 0.3%
Health Care — 0.3%
Chartwell Retirement Residences	3,638	41,249
CHINA— 1.0%
Health Care — 1.0%
BeiGene ADR *	830	127,247
Luye Pharma Group	38,347	30,577
TOTAL CHINA		157,824
DENMARK— 5.6%
Health Care — 5.6%
Genmab *	949	144,407
GN Store Nord	2,222	77,635
H Lundbeck	3,053	125,383
Novo Nordisk, Cl B	8,907	413,500
William Demant Holding *	3,973	116,030
TOTAL DENMARK		876,955
FRANCE— 1.8%
Health Care — 1.8%
BioMerieux	1,817	128,169
Korian	1,307	50,492
Orpea	1,002	106,190
TOTAL FRANCE		284,851
GERMANY— 2.2%
Health Care — 2.2%
Fresenius Medical Care & KGaA	4,364	355,168

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
ITALY— 0.2%
Health Care — 0.2%
Amplifon	2,285	$38,239
JAPAN— 7.5%
Health Care — 7.5%
Chugai Pharmaceutical	8,546	584,785
Kissei Pharmaceutical	1,593	49,242
Miraca Holdings	1,142	26,400
Mochida Pharmaceutical	621	56,385
Nipro	3,075	41,785
Terumo	5,858	344,877
Toho Holdings	1,913	50,794
TOTAL JAPAN		1,154,268
NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	5,514	43,898
SOUTH KOREA— 2.4%
Health Care — 2.4%
Celltrion *	1,593	340,357
ViroMed *	206	36,258
TOTAL SOUTH KOREA		376,615
SWEDEN— 0.6%
Health Care — 0.6%
Attendo	4,647	42,022
Elekta, Cl B	4,146	49,951
TOTAL SWEDEN		91,973
SWITZERLAND— 2.3%
Health Care — 2.3%
Sonova Holding *	1,011	163,231
Straumann Holding	243	148,570
Ypsomed Holding	297	37,209
TOTAL SWITZERLAND		349,010
TAIWAN— 0.2%
Health Care — 0.2%
OBI Pharma *	6,834	32,393

UNITED KINGDOM— 1.9%
Consumer Discretionary — 0.3%
McCarthy & Stone	23,047	39,874
Health Care — 1.6%
Smith & Nephew	13,414	243,888
TOTAL UNITED KINGDOM		283,762

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 71.0%
Health Care — 62.7%
AbbVie	4,825	$454,853
ABIOMED *	679	225,890
ACADIA Pharmaceuticals *	2,267	43,209
Agios Pharmaceuticals *	847	55,733
Align Technology *	1,236	284,144
Alkermes *	2,358	85,926
Amedisys *	680	92,650
Amgen	2,598	541,034
Array BioPharma *	2,809	44,747
Becton Dickinson	1,989	502,720
Biogen Idec *	1,661	554,310
Bluebird Bio *	761	93,519
Blueprint Medicines *	663	38,036
Boston Scientific *	15,740	592,926
Brookdale Senior Living *	6,740	57,627
Celgene *	4,953	357,706
Clovis Oncology *	713	12,271
DaVita *	2,792	184,440
DENTSPLY SIRONA	3,522	133,061
DexCom *	1,346	174,428
Diplomat Pharmacy *	2,209	34,195
Edwards Lifesciences *	3,191	516,974
Ensign Group	1,581	71,730
Exact Sciences *	1,874	146,135
Exelixis *	4,504	91,476
FibroGen *	897	38,894
Glaukos *	1,461	96,251
Halozyme Therapeutics *	2,232	36,850
Incyte *	3,248	208,684
Inogen *	318	46,860
Insulet *	916	76,880
Integer Holdings *	769	68,118
Integra LifeSciences Holdings *	1,199	64,302
Ionis Pharmaceuticals *	1,908	111,217
Lexicon Pharmaceuticals *	5,224	42,314
LivaNova *	509	51,506
Loxo Oncology *	346	48,585
Medtronic	5,566	542,852
Merit Medical Systems *	967	60,969
Myriad Genetics *	1,506	48,553
Natus Medical *	1,262	44,650
Novocure *	1,998	68,571
NuVasive *	790	50,315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Puma Biotechnology *	652	$15,152
Quest Diagnostics	2,082	184,403
Radius Health *	1,225	20,421
Regeneron Pharmaceuticals *	1,367	499,844
Sage Therapeutics *	697	80,357
Seattle Genetics *	2,427	151,882
Spectrum Pharmaceuticals *	2,133	30,843
Stryker	2,803	491,814
TESARO *	807	37,429
Varian Medical Systems *	1,415	174,597
Vertex Pharmaceuticals *	2,744	496,088
Wright Medical Group *	2,208	61,736
Zimmer Biomet Holdings	3,137	367,092
		9,707,769
Real Estate — 8.3%
HCP ‡	7,268	212,662
LTC Properties ‡	1,202	55,821
National Health Investors ‡	657	51,233
Omega Healthcare Investors ‡	3,082	116,931
Sabra Health Care ‡	2,555	49,286
Senior Housing Properties Trust ‡	2,891	39,780
Ventas ‡	5,503	349,385
Welltower ‡	5,742	415,319
		1,290,417
TOTAL UNITED STATES		10,998,186
TOTAL COMMON STOCK
(Cost $14,479,754)		15,476,064

TOTAL INVESTMENTS — 99.8%
(Cost $14,479,754)		$15,476,064
Percentages are based on Net Assets of $15,503,390.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Millennials Thematic ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
GERMANY— 0.3%
Communication Services — 0.3%
Trivago ADR *	12,736	$78,581
UNITED STATES— 99.5%
Communication Services — 24.0%
Alphabet, Cl A *	818	907,694
Cargurus, Cl A *	3,184	123,889
Facebook, Cl A *	5,176	727,797
IAC *	3,171	564,311
Live Nation Entertainment *	8,578	477,623
Match Group *	2,636	106,152
Netflix *	2,743	784,855
Pandora Media *	16,794	145,940
Snap, Cl A *	36,480	237,485
Spotify Technology *	5,888	803,005
TripAdvisor *	5,185	332,151
TrueCar *	9,275	96,553
Twitter *	29,249	919,881
Walt Disney	8,451	976,006
Yelp, Cl A *	3,504	117,980
Zillow Group, Cl A *	2,425	87,858
Zynga, Cl A *	31,905	115,496
		7,524,676
Consumer Discretionary — 42.6%
Amazon.com *	586	990,441
Bed Bath & Beyond	6,071	78,194
Booking Holdings *	407	769,995
Bright Horizons Family Solutions *	2,408	293,006
CarMax *	7,410	489,579
Carter's	1,934	178,895
Carvana, Cl A *	3,625	156,926
Chegg *	4,654	130,079
Children's Place Retail Stores	695	90,100

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Chipotle Mexican Grill, Cl A *	1,147	$542,772
Columbia Sportswear	2,878	262,848
Dick's Sporting Goods	3,385	121,792
DSW, Cl A	3,797	105,329
eBay *	20,918	624,402
Etsy *	4,998	270,092
Expedia Group	5,736	692,851
GoPro, Cl A *	16,645	84,557
Groupon, Cl A *	23,710	72,790
GrubHub *	3,592	281,218
Home Depot	4,893	882,306
K12 *	6,705	159,981
L Brands	11,479	380,070
Laureate Education, Cl A *	6,217	91,701
Liberty Expedia Holdings, Cl A *	2,311	96,854
Lowe's	9,747	919,824
Lululemon Athletica *	5,183	687,007
Michael Kors Holdings *	6,263	274,006
NIKE, Cl B	12,518	940,352
Planet Fitness, Cl A *	3,666	202,437
Starbucks	14,272	952,227
Under Armour, Cl A *	7,581	181,034
VF	10,917	887,443
Wayfair, Cl A *	2,397	254,561
Weight Watchers International *	2,716	135,854
		13,281,523
Consumer Staples — 3.7%
Costco Wholesale	4,494	1,039,372
Sprouts Farmers Market *	5,448	125,413
		1,164,785
Financials — 1.9%
Blucora *	3,516	108,855
LendingClub *	26,255	90,055
LendingTree *	518	134,856
Nelnet, Cl A	1,642	89,407
SLM *	17,783	182,631
		605,804
Industrials — 0.3%
Avis Budget Group *	3,304	96,774
Information Technology — 15.8%
Apple	4,873	870,220
Fiserv *	11,952	945,762
Fitbit, Cl A *	16,330	89,978
Instructure *	2,071	78,222

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	4,887	$1,048,407
MINDBODY, Cl A *	2,259	62,710
PayPal Holdings *	10,950	939,620
Pluralsight, Cl A *	3,841	92,530
Square, Cl A *	11,699	817,058
		4,944,507
Real Estate — 11.2%
American Campus Communities ‡	5,613	246,018
AvalonBay Communities ‡	5,135	978,577
Camden Property Trust ‡	3,938	374,740
Equity Residential ‡	13,805	983,605
Invitation Homes ‡	21,447	460,253
UDR ‡	11,025	469,886
		3,513,079
TOTAL UNITED STATES		31,131,148
TOTAL COMMON STOCK
(Cost $28,759,922)		31,209,729
TOTAL INVESTMENTS — 99.8%
(Cost $28,759,922)		$31,209,729

Percentages are based on Net Assets of $31,278,506.

*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt
Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X U.S. Infrastructure Development ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
Energy — 0.4%
Matrix Service *	25,655	$524,388
Industrials — 69.3%
Acuity Brands	14,209	1,847,454
Advanced Drainage Systems	19,710	537,492
AECOM *	53,512	1,720,946
Aegion, Cl A *	18,742	357,972
Altra Industrial Motion	9,049	285,496
Arconic	159,780	3,432,074
Arcosa *	17,112	467,842
Argan	10,482	455,653
Astec Industries	7,565	269,844
Atkore International Group *	20,755	423,817
Columbus McKinnon	11,192	389,482
Crane	19,992	1,726,709
CSW Industrials *	9,947	526,893
CSX	84,751	6,155,465
Dycom Industries *	10,443	691,953
Eaton	56,863	4,375,039
EMCOR Group	19,812	1,443,502
Emerson Electric	66,215	4,470,837
Exponent	13,118	660,098
Fastenal	88,945	5,270,881
Fluor	47,101	1,927,844
Fortive	64,477	4,904,765
Genesee & Wyoming, Cl A *	20,766	1,729,392
Gibraltar Industries *	12,645	457,243
Global Brass & Copper Holdings	14,618	473,185
Gorman-Rupp	15,562	521,016
Granite Construction	13,403	678,594

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X U.S. Infrastructure Development ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Greenbrier	9,423	$460,879
H&E Equipment Services	11,921	264,050
HD Supply Holdings *	62,674	2,500,693
Herc Holdings *	7,009	250,011
Hubbell, Cl B	18,420	2,029,147
Insteel Industries	14,711	405,141
Jacobs Engineering Group	47,664	3,130,095
Kansas City Southern	34,938	3,600,361
Lincoln Electric Holdings	22,154	1,904,136
Manitowoc *	11,738	231,825
MasTec *	27,851	1,255,802
MRC Global *	25,525	401,508
Mueller Industries	13,560	322,999
Mueller Water Products, Cl A	40,232	423,643
MYR Group *	14,027	439,045
Norfolk Southern	31,902	5,446,947
NOW *	38,073	513,605
Powell Industries	15,105	461,760
Primoris Services	18,244	440,593
Quanta Services *	52,072	1,827,727
RBC Bearings *	8,139	1,245,430
Rexnord *	34,998	990,793
Rockwell Automation	23,666	4,125,930
SPX *	14,459	427,697
Stantec	38,343	913,714
Sterling Construction *	33,045	425,289
Team * (A)	26,913	449,716
Tetra Tech	18,797	1,145,865
Titan Machinery *	21,814	382,399
Trinity Industries	51,098	1,217,665
Tutor Perini *	18,077	336,413
Union Pacific	34,234	5,264,505
United Rentals *	26,052	3,051,471
Valmont Industries	7,569	988,057
Wabash National	20,540	319,192
Wabtec	32,400	3,065,040
WESCO International *	15,916	850,074
		97,710,705
Information Technology — 3.7%
Anixter International *	11,201	716,416
Badger Meter	9,590	532,245
Calix *	78,551	758,017
Trimble *	83,996	3,194,368
		5,201,046

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X U.S. Infrastructure Development ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 23.7%
AK Steel Holding *	75,765	$233,356
Alcoa *	62,512	1,988,507
Allegheny Technologies *	42,389	1,113,135
Century Aluminum *	20,959	188,212
Cleveland-Cliffs	99,830	926,422
Commercial Metals	39,247	756,290
Eagle Materials	16,381	1,195,813
Forterra *	51,454	252,125
Haynes International	13,037	429,830
Martin Marietta Materials	20,890	3,983,514
Minerals Technologies	11,912	670,407
Nucor	70,197	4,240,601
Reliance Steel & Aluminum	24,528	1,973,278
RPM International	45,110	2,975,004
Ryerson Holding *	39,080	320,065
Steel Dynamics	79,779	2,808,221
Summit Materials, Cl A *	37,022	536,819
TimkenSteel *	24,750	273,240
United States Steel	58,776	1,355,375
US Concrete *	5,884	231,418
Vulcan Materials	35,802	3,784,629
Westlake Chemical	43,479	3,151,793
		33,388,054
Utilities — 2.7%
MDU Resources Group	65,744	1,740,244
Vectren	27,951	2,007,161
		3,747,405
TOTAL COMMON STOCK
(Cost $150,257,684)		140,571,598

CORPORATE OBLIGATION — 0.0%
Mueller Industries
6.000%, 03/01/27
(Cost $1,000)	$1,000	955

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 2.140%
(Cost $19,156)	19,156	19,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X U.S. Infrastructure Development ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.2%
BNP Paribas
2.280%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $62,472 (collateralized by U.S. Treasury Obligations, ranging in par value $9,658 - $40,349, 1.500%, 12/31/2018, with a total market value of $63,766)	$62,460	$62,460

RBC Capital Markets
2.250%, dated 11/30/18, to be repurchased on 12/03/18, repurchase price $201,781 (collateralized by U.S. Treasury Obligations, ranging in par value $9,332 - $40,349, 2.000% - 3.125%, 5/15/2021 - 8/15/2025, with a total market value of $205,765)	201,744	201,744
	–	—
TOTAL REPURCHASE AGREEMENTS
(Cost $264,204)		264,204
TOTAL INVESTMENTS — 100.0%
(Cost $150,542,044)		$140,855,913

Percentages are based on Net Assets of $140,914,041.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2018. The total value of securities on loan at November 30, 2018 was $269,031.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2018, was $283,360.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2018.

Cl — Class

The following is a summary of the level of inputs used as of November 30, 2018, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$140,571,598	$—	$—	$140,571,598
Corporate Obligation	—	955	—	955
Short-Term Investment	19,156	—	—	19,156
Repurchase Agreements	—	264,204	—	264,204
Total Investments in Securities	$140,590,754	$265,159	$—	$140,855,913

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.
As of November 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 1.3%
Consumer Discretionary — 0.7%
Gildan Activewear, Cl A	11,276	$370,305
Financials — 0.6%
Toronto-Dominion Bank	5,959	329,533
TOTAL CANADA		699,838
UNITED KINGDOM— 0.6%
Materials — 0.6%
Linde	2,051	326,212
UNITED STATES— 98.0%
Communication Services — 5.4%
Alphabet, Cl A *	310	343,991
AT&T	10,892	340,266
Comcast, Cl A	9,692	378,084
Facebook, Cl A *	2,242	315,248
Netflix *	1,085	310,451
Omnicom Group	4,516	347,597
Sprint *	55,672	349,620
Verizon Communications	5,759	347,268
Walt Disney	2,963	342,197
		3,074,722
Consumer Discretionary — 11.7%
Amazon.com *	197	332,963
Best Buy	4,796	309,774
Choice Hotels International	4,782	372,374
Darden Restaurants	3,182	351,738
eBay *	12,118	361,723

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Ford Motor	40,427	$380,418
General Motors	10,821	410,657
Hasbro	3,592	326,872
Home Depot	1,869	337,018
Kohl's	4,580	307,638
L Brands	11,397	377,354
Lowe's	3,426	323,312
Marriott International, Cl A	3,086	354,983
NIKE, Cl B	4,585	344,425
Nordstrom	5,618	297,024
Starbucks	5,726	382,038
Tapestry	7,852	305,678
VF	4,284	348,246
Whirlpool	3,204	404,121
		6,628,356
Consumer Staples — 9.6%
Brown-Forman, Cl B	7,161	341,723
Campbell Soup	8,612	337,590
Clorox	2,162	358,070
Coca-Cola	7,077	356,681
Colgate-Palmolive	5,116	324,968
Costco Wholesale	1,481	342,526
Energizer Holdings	5,631	252,438
Estee Lauder, Cl A	2,661	379,618
General Mills	7,378	312,163
Hershey	3,078	333,347
Hormel Foods	7,890	355,761
Kellogg	4,583	291,708
Kimberly-Clark	3,143	362,608
McCormick	2,340	351,000
PepsiCo	2,927	356,918
Procter & Gamble	3,696	349,309
		5,406,428
Energy — 2.9%
Chevron	3,030	360,388
ConocoPhillips	5,034	333,150
Devon Energy	10,191	275,463
Hess	5,630	303,401
Occidental Petroleum	4,816	338,420
		1,610,822
Financials — 14.4%
Aflac	7,789	356,269
Allstate	3,591	320,281
American Express	3,247	364,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BlackRock, Cl A	873	$373,652
Capital One Financial	3,869	346,972
Citigroup	5,219	338,139
Discover Financial Services	4,597	327,766
FactSet Research Systems	1,536	360,177
JPMorgan Chase	3,202	356,030
KeyCorp	20,209	370,633
MetLife	8,298	370,340
Moody's	2,165	344,387
Northern Trust	3,740	371,120
Pinnacle Financial Partners	6,631	380,288
PNC Financial Services Group	2,829	384,122
Progressive	4,834	320,446
Prudential Financial	3,677	344,756
S&P Global	1,865	341,034
T Rowe Price Group	3,523	350,045
Travelers	2,720	354,606
Umpqua Holdings	18,170	349,591
US Bancorp	6,577	358,183
Wintrust Financial	4,586	354,727
		8,138,105
Health Care — 15.2%
Abbott Laboratories	4,940	365,807
AbbVie	4,164	392,541
Agilent Technologies	5,410	391,414
Amgen	1,772	369,019
Becton Dickinson	1,454	367,499
Biogen Idec *	1,095	365,423
Boston Scientific *	9,268	349,126
Bristol-Myers Squibb	6,772	362,031
Celgene *	4,383	316,540
CVS Health	6,155	493,631
Danaher	3,452	378,132
Edwards Lifesciences *	2,356	381,695
Eli Lilly	3,126	370,869
Illumina *	1,142	385,425
Johnson & Johnson	2,421	355,645
Merck	4,688	371,946
Mettler-Toledo International *	631	401,733
Regeneron Pharmaceuticals *	941	344,077
Thermo Fisher Scientific	1,499	374,075
Varian Medical Systems *	2,942	363,013
Vertex Pharmaceuticals *	2,028	366,642
Waters *	1,885	374,323

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zoetis, Cl A	3,730	$350,135
		8,590,741
Industrials — 11.3%
3M	1,804	375,087
Alaska Air Group	5,437	398,315
Boeing	937	324,915
Cummins	2,603	393,209
Deere	2,470	382,554
Delta Air Lines	6,460	392,187
Eaton	4,742	364,849
FedEx	1,581	362,049
General Electric	26,899	201,743
Ingersoll-Rand	3,572	369,773
Lockheed Martin	1,063	319,357
Raytheon	1,816	318,417
Rockwell Automation	2,158	376,226
Southwest Airlines	6,058	330,827
Union Pacific	2,355	362,152
United Parcel Service, Cl B	3,089	356,131
Waste Management	3,791	355,406
WW Grainger	1,222	383,757
		6,366,954
Information Technology — 18.3%
Adobe *	1,387	347,984
Akamai Technologies *	5,310	365,063
Alliance Data Systems	1,667	334,000
Analog Devices	4,249	390,568
Apple	1,543	275,549
Applied Materials	10,454	389,725
Automatic Data Processing	2,402	354,103
Cisco Systems	7,504	359,216
Cognizant Technology Solutions, Cl A	4,728	336,775
Corning	10,976	353,647
HP	14,340	329,820
Intel	7,786	383,928
Intuit	1,642	352,258
Juniper Networks	11,538	331,256
Keysight Technologies *	5,654	349,530
KLA-Tencor	3,877	382,117
Lam Research	2,374	372,623
Littelfuse	1,972	377,342
Mastercard, Cl A	1,690	339,808
Microsoft	3,246	359,949
NVIDIA	1,658	270,967

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Oracle	7,072	$344,831
QUALCOMM	5,229	304,642
salesforce.com *	2,482	354,330
Texas Instruments	3,594	358,861
Visa, Cl A	2,467	349,599
VMware, Cl A *	2,370	396,596
Workday, Cl A *	2,708	444,113
Xilinx	4,810	444,829
		10,354,029
Materials — 3.7%
Air Products & Chemicals	2,221	357,292
Ecolab	2,239	359,337
International Flavors & Fragrances	2,408	341,045
Newmont Mining	10,412	336,724
PPG Industries	3,397	371,394
Sonoco Products	6,310	363,077
		2,128,869
Real Estate — 1.9%
CBRE Group, Cl A *	8,578	374,687
Jones Lang LaSalle	2,595	371,604
ProLogis ‡	5,066	341,144
		1,087,435
Utilities — 3.6%
American Water Works	3,625	345,861
Entergy	3,914	340,753
Exelon	7,484	347,182
NextEra Energy	1,883	342,160
Sempra Energy	2,853	328,723
WEC Energy Group	4,650	337,032
		2,041,711
TOTAL UNITED STATES		55,428,172
TOTAL COMMON STOCK
(Cost $50,270,214)		56,454,222
TOTAL INVESTMENTS — 99.9%
(Cost $50,270,214)		$56,454,222

Percentages are based on Net Assets of $56,504,257.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Conscious Companies ETF

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Founder-Run Companies ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Communication Services — 7.8%
Alphabet, Cl A *	46	$51,044
DISH Network, Cl A *	1,349	44,193
Facebook, Cl A *	268	37,684
Netflix *	152	43,492
Snap, Cl A *	3,293	21,438
TripAdvisor *	1,267	81,164
Twitter *	1,603	50,414
Zayo Group Holdings *	1,270	33,426
		362,855
Consumer Discretionary — 14.2%
Amazon.com *	30	50,705
Cheesecake Factory	888	41,905
Chipotle Mexican Grill, Cl A *	109	51,580
GrubHub *	475	37,188
L Brands	1,390	46,023
Las Vegas Sands	669	36,755
Ollie's Bargain Outlet Holdings *	752	66,702
Skechers U.S.A., Cl A *	1,610	43,470
Tesla *	160	56,077
Texas Roadhouse, Cl A	742	48,994
Under Armour, Cl A *	2,625	62,685
Urban Outfitters *	1,140	43,423
Wayfair, Cl A *	702	74,552
		660,059
Consumer Staples — 1.7%
Hain Celestial Group *	1,553	32,147
National Beverage	526	45,904
		78,051

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Energy — 4.0%
Antero Resources *	2,452	$32,195
Continental Resources *	714	32,644
KLX Energy Services Holdings *	267	5,391
Laredo Petroleum *	4,384	19,158
Matador Resources *	1,444	32,923
Oasis Petroleum *	4,374	31,230
Parsley Energy, Cl A *	1,582	31,846
		185,387
Financials — 10.6%
Athene Holding, Cl A *	946	41,142
BlackRock, Cl A	90	38,521
Capital One Financial	511	45,827
Essent Group *	1,379	53,174
Interactive Brokers Group, Cl A	632	36,561
Intercontinental Exchange	654	53,445
MarketAxess Holdings	234	50,949
SEI Investments	736	39,523
Signature Bank NY	360	44,399
Starwood Property Trust ‡	2,351	52,592
Wintrust Financial	513	39,680
		495,813
Health Care — 17.6%
Cerner *	788	45,633
FibroGen *	1,012	43,880
Ionis Pharmaceuticals *	1,040	60,622
Jazz Pharmaceuticals *	305	46,116
Masimo *	513	56,645
Medidata Solutions *	653	50,418
MEDNAX *	992	39,878
Neurocrine Biosciences *	578	51,020
Penumbra *	371	51,651
Regeneron Pharmaceuticals *	150	54,847
Seattle Genetics *	915	57,261
TESARO *	893	41,417
Ultragenyx Pharmaceutical *	909	48,786
United Therapeutics *	425	50,193
Universal Health Services, Cl B	408	56,300
Veeva Systems, Cl A *	666	64,043
		818,710
Industrials — 4.4%
Clean Harbors *	984	63,497
CoStar Group *	126	46,543
FedEx	190	43,510

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
TransDigm Group *	146	$52,804
		206,354
Information Technology — 25.6%
2U *	579	33,808
Akamai Technologies *	658	45,238
Cognizant Technology Solutions, Cl A	576	41,028
EPAM Systems *	412	53,663
Euronet Worldwide *	595	69,978
Fortinet *	859	63,429
HubSpot *	376	52,275
IPG Photonics *	219	31,131
Monolithic Power Systems	395	52,167
Nutanix, Cl A *	937	41,893
NVIDIA	207	33,830
Paycom Software *	416	55,232
Pegasystems	769	41,518
RealPage *	869	44,823
RingCentral, Cl A *	694	57,533
salesforce.com *	393	56,105
Square, Cl A *	992	69,281
SS&C Technologies Holdings	948	45,646
Ubiquiti Networks	664	72,363
Ultimate Software Group *	194	51,201
VeriSign *	399	62,268
Workday, Cl A *	377	61,828
Zendesk *	966	57,409
		1,193,647
Materials — 0.8%
Steel Dynamics	1,046	36,819
Real Estate — 13.1%
Alexandria Real Estate Equities ‡	384	47,808
American Campus Communities ‡	1,214	53,210
American Homes 4 Rent, Cl A ‡	2,365	49,263
Apartment Investment & Management, Cl A ‡	1,176	55,378
Brandywine Realty Trust ‡	2,987	42,624
Camden Property Trust ‡	558	53,099
DiamondRock Hospitality ‡	4,329	45,628
GEO Group ‡	2,111	49,060
Healthcare Trust of America, Cl A ‡	1,953	54,918
Macerich ‡	832	41,841
Medical Properties Trust ‡	3,818	65,937
Vornado Realty Trust ‡	702	50,516
		609,282

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	November 30, 2018

Global X Founder-Run Companies ETF

Value
TOTAL COMMON STOCK
(Cost $4,897,504)	$4,646,977
TOTAL INVESTMENTS — 99.8%
(Cost $4,897,504)	$4,646,977

Percentages are based on Net Assets of $4,656,501.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2018, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended November 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2018

	Global X FinTech ETF		Global X Future Analytics Tech ETF		Global X Internet of Things ETF		Global X Robotics & Artificial Intelligence ETF
Assets:
Cost of Investments	$355,783,525		$45,749,469		$87,425,785		$2,089,435,393
Cost of Repurchase Agreement	7,454,625		479,085		2,728,684		72,462,657
Cost of Foreign Currency	—		19,954		1		401,073
Investments, at Value	$328,376,180	*	$41,906,364	*	$83,063,600	*	$1,728,167,009	*
Repurchase Agreement, at Value	7,454,625		479,085		2,728,684		72,462,657
Foreign Currency, at Value	—		19,954		2		401,045
Cash	—		52,748		42,589		—
Dividend and Interest Receivable	113,760		78,039		103,478		7,416,093
Reclaim Receivable	11,125		1,656		17,598		1,076,339
Due from Broker	—		—		—		33,383
Total Assets	335,955,690		42,537,846		85,955,951		1,809,556,526
Liabilities:
Obligation to Return Securities Lending Collateral	7,995,104		513,820		2,926,520		77,716,378
Payable for Capital Shares Redeemed	—		—		—		33,383
Payable due to Investment Adviser	187,261		22,888		45,989		960,540
Cash Overdraft	38,972		—		—		4,572,053
Unrealized Depreciation on Spot Contracts	—		17		—		382
Total Liabilities	8,221,337		536,725		2,972,509		83,282,736
Net Assets	$327,734,353		$42,001,121		$82,983,442		$1,726,273,790
Net Assets Consist of:
Paid-in Capital	$358,943,085		$46,046,516		$87,581,775		$2,158,362,764
Total distributable loss	(31,208,732)		(4,045,395)		(4,598,333)		(432,088,974)
Net Assets	$327,734,353		$42,001,121		$82,983,442		$1,726,273,790
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	13,350,000		2,950,002		4,600,000		87,650,000
Net Asset Value, Offering and Redemption Price Per Share	$24.55		$14.24		$18.04		$19.70
*Includes Market Value of Securities on Loan	$7,358,414		$489,733		$2,829,568		$73,639,923

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2018

	Global X Autonomous & Electric Vehicles ETF		Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Assets:
Cost of Investments	$17,605,391		$10,598,933	$14,479,754	$28,759,922
Cost of Repurchase Agreement	117,193		—	—	—
Cost of Foreign Currency	1,575		114	1	—
Investments, at Value	$15,225,499	*	$10,195,921	$15,476,064	$31,209,729
Repurchase Agreement, at Value	117,193		—	—	—
Foreign Currency, at Value	1,575		114	1	—
Cash	2,969		23,037	23,878	63,859
Dividend and Interest Receivable	22,022		6,313	6,602	17,683
Reclaim Receivable	12,981		1,230	4,005	—
Receivable for Investment Securities Sold	—		—	1,032,694	—
Total Assets	15,382,239		10,226,615	16,543,244	31,291,271
Liabilities:
Obligation to Return Securities Lending Collateral	125,690		—	—	—
Payable due to Investment Adviser	8,497		4,856	6,285	12,765
Payable for Capital Shares Redeemed	—		—	1,033,569	—
Total Liabilities	134,187		4,856	1,039,854	12,765
Net Assets	$15,248,052		$10,221,759	$15,503,390	$31,278,506
Net Assets Consist of:
Paid-in Capital	$17,911,084		$10,659,018	$14,502,032	$29,029,992
Total distributable earnings (loss)	(2,663,032)		(437,259)	1,001,358	2,248,514
Net Assets	$15,248,052		$10,221,759	$15,503,390	$31,278,506
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,150,002		550,000	750,000	1,450,000
Net Asset Value, Offering and Redemption Price Per Share	$13.26		$18.59	$20.67	$21.57
*Includes Market Value of Securities on Loan	$118,543		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2018

	Global X U.S. Infrastructure Development ETF		Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$150,277,840		$50,270,214	$4,897,504
Cost of Repurchase Agreement	264,204		—	—
Investments, at Value	$140,591,709	*	$56,454,222	$4,646,977
Repurchase Agreement, at Value	264,204		—	—
Receivable for Investment Securities Sold	—		360,172	—
Cash	143,132		—	8,766
Dividend and Interest Receivable	246,078		119,964	3,196
Total Assets	141,245,123		56,934,358	4,658,939
Liabilities:
Obligation to Return Securities Lending Collateral	283,360		—	—
Payable for Investment Securities Purchased	—		3,456	—
Payable due to Investment Adviser	47,722		19,524	2,438
Payable to Broker	—		356,716	—
Cash Overdraft	—		50,405	—
Total Liabilities	331,082		430,101	2,438
Net Assets	$140,914,041		$56,504,257	$4,656,501
Net Assets Consist of:
Paid-in Capital	$150,036,083		$49,970,862	$4,854,455
Total distributable earnings (loss)	(9,122,042)		6,533,395	(197,954)
Net Assets	$140,914,041		$56,504,257	$4,656,501
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,050,000		2,750,000	250,000
Net Asset Value, Offering and Redemption Price Per Share	$15.57		$20.55	$18.63
*Includes Market Value of Securities on Loan	$269,031		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2018
	Global X FinTech ETF	Global X Future Analytics Tech ETF(1)	Global X Internet of Things ETF	Global X Robotics & Artificial Intelligence ETF
Investment Income:
Dividend Income	$826,744	$336,754	$1,628,715	$27,197,804
Interest Income	3,369	—	1,787	99,077
Security Lending Income	13,548	190	6,741	9,024,330
Less: Foreign Taxes Withheld	(30,950)	(8,299)	(69,472)	(3,203,953)
Total Investment Income	812,711	328,645	1,567,771	33,117,258
Supervision and Administration Fees(2)	1,409,051	183,674	681,691	14,715,200
Custodian Fees(3)	6,814	698	5,082	348,719
Total Expenses	1,415,865	184,372	686,773	15,063,919
Net Expenses	1,415,865	184,372	686,773	15,063,919
Net Investment Income(Loss)	(603,154)	144,273	880,998	18,053,339
Net Realized Gain (Loss) on:
Investments(4)	14,056,504	1,743,262	2,630,460	(7,136,561)
Foreign Currency Transactions	2,422	(2,347)	(23,488)	(379,655)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	14,058,926	1,740,915	2,606,972	(7,516,216)
Net Change in Unrealized Depreciation on:
Investments	(30,594,879)	(3,843,105)	(12,902,230)	(491,509,177)
Foreign Currency Translations	(699)	(47)	(602)	(101,513)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(30,595,578)	(3,843,152)	(12,902,832)	(491,610,690)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(16,536,652)	(2,102,237)	(10,295,860)	(499,126,906)
Net Decrease in Net Assets Resulting from Operations	$(17,139,806)	$(1,957,964)	$(9,414,862)	$(481,073,567)

(1)	The Fund commenced operations on May 11, 2018.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2018

	Global X Autonomous & Electric Vehicles ETF(1)	Global X Health & Wellness Thematic ETF	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF
Investment Income:
Dividend Income	$375,023	$88,870	$151,518	$204,412
Interest Income	—	124	269	342
Security Lending Income	3,423	—	—	—
Less: Foreign Taxes Withheld	(22,659)	(7,010)	(5,611)	—
Total Investment Income	355,787	81,984	146,176	204,754
Supervision and Administration Fees(2)	127,641	43,952	88,197	155,127
Tax Expense	—	—	56	—
Custodian Fees(3)	286	151	5	—
Total Expenses	127,927	44,103	88,258	155,127
Waiver of Supervision and Administration Fees	–	(11,634)	(23,346)	(41,063)
Net Expenses	127,927	32,469	64,912	114,064
Net Investment Income	227,860	49,515	81,264	90,690
Net Realized Gain (Loss) on:
Investments(4)	(992,545)	930,929	226,894	(176,553)
Foreign Currency Transactions	(17,624)	(31)	1,513	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,010,169)	930,898	228,407	(176,553)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,379,892)	(570,422)	506,175	1,603,012
Foreign Currency Translations	(529)	(115)	(234)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,380,421)	(570,537)	505,941	1,603,012
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(3,390,590)	360,361	734,348	1,426,459
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,162,730)	$409,876	$815,612	$1,517,149

(1)	The Fund commenced operations on April 13, 2018.
(2)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
November 30, 2018

	Global X U.S. Infrastructure Development ETF	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$1,257,779	$1,121,419	$31,046
Interest Income	1,179	725	75
Security Lending Income	34	—	—
Less: Foreign Taxes Withheld	(1,481)	(2,183)	—
Total Investment Income	1,257,511	1,119,961	31,121
Supervision and Administration Fees(1)	541,764	231,705	25,810
Custodian Fees(2)	7	4	—
Total Expenses	541,771	231,709	25,810
Waiver of Supervision and Administration Fees	(102,748)	–	–
Net Expenses	439,023	231,709	25,810
Net Investment Income	818,488	888,252	5,311
Net Realized Gain on:
Investments(3)	2,957,558	2,122,272	675,606
Net Realized Gain on Investments and Foreign Currency Transactions	2,957,558	2,122,272	675,606
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,449,916)	1,096,477	(433,080)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(11,449,916)	1,096,477	(433,080)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(8,492,358)	3,218,749	242,526
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,673,870)	$4,107,001	$247,837

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (For detail by Fund, see Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X FinTech ETF			Global X Future Analytics Tech ETF
	Year Ended November 30, 2018	Year Ended November 30, 2017		Period Ended November 30, 2018(1)
Operations:
Net Investment Income (Loss)	$(603,154)	$(13,503)		$144,273
Net Realized Gain on Investments and Foreign Currency Transactions(2)	14,058,926	27,535		1,740,915
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(30,595,578)	3,204,295		(3,843,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,139,806)	3,218,327		(1,957,964)
Distributions(3)	(63,010)	—		—
Capital Share Transactions:
Issued	370,655,854	45,396,654		77,941,355
Redeemed	(75,824,281)	—		(33,982,270)
Increase in Net Assets from Capital Share Transactions	294,831,573	45,396,654		43,959,085
Total Increase in Net Assets	277,628,757	48,614,981		42,001,121
Net Assets:
Beginning of Year	50,105,596	1,490,615		—
End of Year	$327,734,353 *	$50,105,596	*	$42,001,121
Share Transactions:
Issued	14,050,000	2,200,000		5,150,002
Redeemed	(3,000,000)	—		(2,200,000)
Net Increase in Shares Outstanding from Share Transactions	11,050,000	2,200,000		2,950,002

(1)	The Fund commenced operations on May 11, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes distributions in excess of net investment income $(14,233), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Internet of Things ET			Global X Robotics & Artificial Intelligence ETF
	Year Ended November 30, 2018	Year Ended November 30, 2017		Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Income	$880,998	$351,193		$18,053,339	$156,305
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	2,606,972	457,171		(7,516,216)	11,669,749
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(12,902,832)	8,438,341		(491,610,690)	130,290,150
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,414,862)	9,246,705		(481,073,567)	142,116,204
Distributions(2)	(1,003,957)	(21,905)		(121,571)	(2,133)
Capital Share Transactions:
Issued	24,374,172	72,415,469		1,383,514,459	1,342,568,190
Redeemed	(16,492,910)	—		(588,634,985)	(75,066,278)
Increase in Net Assets from Capital Share Transactions	7,881,262	72,415,469		794,879,474	1,267,501,912
Total Increase (Decrease) in Net Assets	(2,537,557)	81,640,269		313,684,336	1,409,615,983
Net Assets:
Beginning of Year	85,520,999	3,880,730		1,412,589,454	2,973,471
End of Year	$82,983,442 *	$85,520,999	*	$1,726,273,790 †	$1,412,589,454 †
Share Transactions:
Issued	1,200,000	4,000,000		55,100,000	62,100,000
Redeemed	(850,000)	—		(26,400,000)	(3,350,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	4,000,000		28,700,000	58,750,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $332,996, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $97,517, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Autonomous & Electric Vehicles ETF	Global X Health & Wellness Thematic ETF
	Period Ended November 30, 2018(1)	Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Income	$227,860	$49,515	$21,272
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(1,010,169)	930,898	42,696
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(2,380,421)	(570,537)	215,530
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,162,730)	409,876	279,498
Distributions(3)	—	(71,150)	(7,508)
Capital Share Transactions:
Issued	59,148,347	13,882,684	767,845
Redeemed	(40,737,565)	(6,511,675)	—
Increase in Net Assets from Capital Share Transactions	18,410,782	7,371,009	767,845
Total Increase in Net Assets	15,248,052	7,709,735	1,039,835
Net Assets:
Beginning of Year	—	2,512,024	1,472,189
End of Year	$15,248,052	$10,221,759 †	$2,512,024	†
Share Transactions:
Issued	3,900,002	750,000	50,000
Redeemed	(2,750,000)	(350,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,150,002	400,000	50,000

(1)	The Fund commenced operations on April 13, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

†	Includes undistributed net investment income $20,719, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Longevity Thematic ETF		Global X Millennials Thematic ETF
	Year Ended November 30, 2018	Year Ended November 30, 2017	Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Income	$81,264	$17,575	$90,690	$25,053
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	228,407	268,319	(176,553)	501,828
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	505,941	512,244	1,603,012	768,703
Net Increase in Net Assets Resulting from Operations	815,612	798,138	1,517,149	1,295,584
Distributions(2)	(90,636)	(16,127)	(120,220)	(12,412)
Capital Share Transactions:
Issued	7,971,302	6,509,793	18,414,298	8,050,051
Redeemed	(1,033,568)	(967,727)	—	(1,761,723)
Increase in Net Assets from Capital Share Transactions	6,937,734	5,542,066	18,414,298	6,288,328
Total Increase in Net Assets	7,662,710	6,324,077	19,811,227	7,571,500
Net Assets:
Beginning of Year	7,840,680	1,516,603	11,467,279	3,895,779
End of Year	$15,503,390 *	$7,840,680 *	$31,278,506 †	$11,467,279 †
Share Transactions:
Issued	400,000	350,000	850,000	450,000
Redeemed	(50,000)	(50,000)	—	(100,000)
Net Increase in Shares Outstanding from Share Transactions	350,000	300,000	850,000	350,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(2)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $15,411, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $23,229, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Infrastructure Development ETF			Global X Conscious Companies ETF
	Year Ended November 30, 2018	Period Ended November 30, 2017(1)		Year Ended November 30, 2018	Year Ended November 30, 2017
Operations:
Net Investment Income	$818,488	$71,540		$888,252	$582,777
Net Realized Gain on Investments and Foreign Currency Transactions(2)	2,957,558	9		2,122,272	3,166,365
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(11,449,916)	1,763,785		1,096,477	4,312,446
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,673,870)	1,835,334		4,107,001	8,061,588
Distributions(3)	(80,930)	—		(598,437)	(328,342)
Capital Share Transactions:
Issued	147,616,539	18,367,884		11,055,793	23,402,689
Redeemed	(19,150,916)	—		(6,124,833)	(16,233,965)
Increase in Net Assets from Capital Share Transactions	128,465,623	18,367,884		4,930,960	7,168,724
Total Increase in Net Assets	120,710,823	20,203,218		8,439,524	14,901,970
Net Assets:
Beginning of Year	20,203,218	—		48,064,733	33,162,763
End of Year	$140,914,041 *	$20,203,218	*	$56,504,257 †	$48,064,733 †
Share Transactions:
Issued	8,950,000	1,250,000		550,000	1,300,000
Redeemed	(1,150,000)	—		(300,000)	(900,000)
Net Increase in Shares Outstanding from Share Transactions	7,800,000	1,250,000		250,000	400,000

(1)	The Fund commenced operations on March 6, 2017
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $71,549, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
†	Includes undistributed net investment income $553,267, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Founder-Run Companies ETF
	Year Ended November 30, 2018	Period Ended November 30, 2017(1)
Operations:
Net Investment Income	$5,311	$5,657
Net Realized Gain on Investments and Foreign Currency Transactions(2)	675,606	182,209
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(433,080)	182,553
Net Increase in Net Assets Resulting from Operations	247,837	370,419
Distributions(3)	(54,023)	—
Capital Share Transactions:
Issued	2,943,705	4,692,223
Redeemed	(1,963,668)	(1,579,992)
Increase in Net Assets from Capital Share Transactions	980,037	3,112,231
Total Increase in Net Assets	1,173,851	3,482,650
Net Assets:
Beginning of Year	3,482,650	—
End of Year	$4,656,501 *	$3,482,650 *
Share Transactions:
Issued	150,000	300,000
Redeemed	(100,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	200,000

(1)	The Fund commenced operations on February 13, 2017
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)
Current year presentation of distributions conforms with S-X Disclosure Simplification.  Prior year distributions have been consolidated to conform with S-X Disclosure Simplification. (See Note 9 in Notes to Financial Statements.)

*	Includes undistributed net investment income $5,657, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X FinTech ETF
2018	21.79	(0.08)	2.86	2.78	—	(0.02)	(0.02)	24.55	12.79	327,734	0.68		(0.29)		20.58
2017	14.91	(0.03)	6.91	6.88	—	—	—	21.79	46.14	50,106	0.68		(0.13)		11.65
2016(1)	15.08	(0.01)	(0.16)	(0.17)	—	—	—	14.91	(1.13)	1,491	0.68	†	(0.20	)†	—
Global X Future Analytics Tech ETF
2018(2)	15.00	0.05	(0.81)	(0.76)	—	—	—	14.24	(5.07)	42,001	0.68	†	0.54	†	7.93
Global X Internet of Things ETF
2018	20.12	0.17	(2.03)	(1.86)	(0.11)	(0.11)	(0.22)	18.04	(9.33)	82,983	0.69		0.88		16.69
2017	15.52	0.16	4.49	4.65	(0.05)	—	(0.05)	20.12	30.04	85,521	0.70		0.85		24.90
2016(1)	15.04	0.09	0.39	0.48	—	—	—	15.52	3.19	3,881	0.68	†	2.75	†	0.39
Global X Robotics & Artificial Intelligence ETF
2018	23.96	0.19	(4.45)	(4.26)	***	***	***	19.70	(17.77)	1,726,274	0.70		0.83		28.50
2017	14.87	0.01	9.09	9.10	(0.01)	—	(0.01)	23.96	61.22	1,412,589	0.69		0.05		15.29
2016(1)	14.84	0.02	0.01	0.03	—	—	—	14.87	0.20	2,974	0.68	†	0.62	†	—
Global X Autonomous & Electric Vehicles ETF
2018(3)	15.00	0.11	(1.85)	(1.74)	—	—	—	13.26	(11.60)	15,248	0.68	†	1.21	†	23.57
Global X Health & Wellness Thematic ETF
2018	16.75	0.14	2.18	2.32	(0.15)	(0.33)	(0.48)	18.59	14.16	10,222	0.50	^	0.77		20.93
2017	14.72	0.17	1.94	2.11	(0.08)	—	(0.08)	16.75	14.38	2,512	0.54	^	1.08		16.73
2016(4)	15.13	0.07	(0.48)	(0.41)	—	—	—	14.72	(2.71)	1,472	0.68	†	0.82	†	—
Global X Longevity Thematic ETF
2018	19.60	0.13	1.14	1.27	(0.09)	(0.11)	(0.20)	20.67	6.55	15,503	0.50	^	0.63		14.39
2017	15.17	0.08	4.51	4.59	(0.09)	(0.07)	(0.16)	19.60	30.58	7,841	0.52	^	0.44		10.20
2016(4)	15.32	0.07	(0.22)	(0.15)	—	—	—	15.17	(0.98)	1,517	0.68	†	0.78	†	2.76
Global X Millennials Thematic ETF
2018	19.11	0.09	2.54	2.63	(0.05)	(0.12)	(0.17)	21.57	13.87	31,279	0.50	^	0.40		10.94
2017	15.58	0.07	3.51	3.58	(0.05)	—	(0.05)	19.11	23.05	11,467	0.54	^	0.40		20.97
2016(5)	14.95	0.05	0.58	0.63	—	—	—	15.58	4.21	3,896	0.68	†	0.59	†	—
Global X U.S. Infrastructure Development ETF
2018	16.16	0.14	(0.68)	(0.54)	(0.05)	—	(0.05)	15.57	(3.36)	140,914	0.47	‡	0.88		6.76
2017(6)	14.98	0.10	1.08	1.18	—	—	—	16.16	7.88	20,203	0.47	†‡	0.91	†	—
Global X Conscious Companies ETF
2018	19.23	0.33	1.22	1.55	(0.23)	—	(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
2017	15.79	0.26	3.33	3.59	(0.15)	—	(0.15)	19.23	22.95	48,065	0.43		1.50		41.77
2016(7)	15.09	0.15	0.55	0.70	—	—	—	15.79	4.64	33,163	0.43	†	2.57	†	37.35
Global X Founder-Run Companies ETF
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)	(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
2017(8)	15.02	0.04	2.35	2.39	—	—	—	17.41	15.91	3,483	0.65	†	0.33	†	21.61
*	Per share data calculated using average shares method.
**
Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than 0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68% and 0.68% for the years ended November 30, 2018, and 2017, Respectively.

‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.58% and 0.58% for the years ended November 30, 2018, and 2017, Respectively.

(1)	The Fund commenced operations on September 12, 2016.
(2)	The Fund commenced operations on May 11, 2018.
(3)	The Fund commenced operations on April 13, 2018.
(4)	The Fund commenced operations on May 9, 2016.
(5)	The Fund commenced operations on May 4, 2016.
(6)	The Fund commenced operations on March 6, 2017.
(7)	The Fund commenced operations on July 11, 2016.
(8)	The Fund commenced operations on February 13, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2018
1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of November 30, 2018, the Trust had one hundred portfolios, fifty-eight of which were operational. The financial statements herein and the related notes pertain to the Global X FinTech ETF, Global X Future Analytics Tech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Autonomous & Electric Vehicles ETF, Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF, Global X Millennials Thematic ETF, Global X U.S. Infrastructure Development ETF, Global X Conscious Companies ETF, and Global X Founder-Run Companies ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Conscious Companies ETF, has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire  market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2018, there were no securities priced using the Fair Value Procedures.

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended November 30, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markets are held by Brown Brothers Harriman & Co (“BBH”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities. Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At November 30, 2018, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X FinTech ETF
BNP Paribas	$1,762,333	$1,762,333	$-	$-
RBC Capital Markets	5,692,292	5,692,292	-	-
Global X Future Analytics Tech ETF
BNP Paribas	$113,259	$113,259	$-	$-
RBC Capital Markets	365,826	365,826	-	-
Global X Internet of Things ETF
BNP Paribas	$645,083	$645,083	$-	$-
RBC Capital Markets	2,083,601	2,083,601	-	-
Global X Robotics & Artificial Intelligence ETF
BNP Paribas	$17,130,756	$17,130,756	$-	$-
RBC Capital Markets	55,331,901	55,331,901	-	-
Global X Autonomous & Electric Vehicles ETF
BNP Paribas	$27,705	$27,705	$-	$-
RBC Capital Markets	89,488	89,488	-	-
Global X U.S. Infrastructure Development ETF
BNP Paribas	$62,460	$62,460	$-	$-
RBC Capital Markets	201,744	201,744	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements except as described on following page.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. Any foreign tax filings that have not been made, will be filed within the prescribed period.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis.  Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Notes to Financial Statements (continued)
November 30, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, the Funds’ custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2018	Redemption Fee
Global X FinTech ETF	50,000	$500	$1,227,500	$500
Global X Future Analytics Tech ETF	50,000	800	712,000	800
Global X Internet of Things ETF	50,000	750	902,000	750
Global X Robotics & Artificial Intelligence ETF	50,000	750	985,000	750
Global X Autonomous & Electric Vehicles ETF	50,000	1,100	663,000	1,100
Global X Health & Wellness Thematic ETF	50,000	1,000	929,500	1,000
Global X Longevity Thematic ETF	50,000	1,000	1,033,500	1,000
Global X Millennials Thematic ETF	50,000	750	1,078,500	750
Global X U.S. Infrastructure Development ETF	50,000	750	778,500	750
Global X Conscious Companies ETF	50,000	750	1,027,500	750
Global X Founder-Run Companies ETF	50,000	750	931,500	750

Notes to Financial Statements (continued)
November 30, 2018
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which MAGI Merger Sub LLC, a direct, wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”), merged with and into the Adviser. Pursuant to the terms of the transaction, Horizons acquired all of the  equity interests of the Adviser, and the Adviser became a direct, wholly-owned subsidiary of Horizons and an indirect, wholly-owned subsidiary of Mirae. In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished all supervisory, administrative and other services reasonably necessary for  the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure.  For the Advisor’s services to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund). In addition,  the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses), respectively.

The following table discloses the rates of supervision and administration fees paid by the Funds:

Supervision and Administration Fee
Global X FinTech ETF	0.68%
Global X Future Analytics Tech ETF	0.68%
Global X Internet of Things ETF	0.68%
Global X Robotics & Artificial Intelligence ETF	0.68%
Global X Autonomous & Electric Vehicles ETF	0.68%
Global X Health & Wellness Thematic ETF*	0.50%
Global X Longevity Thematic ETF*	0.50%
Global X Millennials Thematic ETF*	0.50%
Global X U.S. Infrastructure Development ETF**	0.47%
Global X Conscious Companies ETF	0.43%
Global X Founder-Run Companies ETF	0.65%

Notes to Financial Statements (continued)
November 30, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)

*  Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and the Global X Millennials Thematic ETF (the “Funds”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.50% of the Funds’ average daily net assets per year until April 1, 2019. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. As of November 30, 2018, the amounts of waivers/reimbursements subject to recoupment for the Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF and Global X Millennials Thematic ETF, were $2,692 expiring 2020, $11,634 expiring 2021, $6,251 expiring 2020, $23,346 expiring 2021, $8,858 expiring 2020 and $41,063 expiring 2021, respectively.

** Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X U.S. Infrastructure Development ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.47% of the Fund’s average daily net assets per year until April 1, 2019. Each Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board has approved such reimbursement to the Adviser. As of November 30, 2018, the amounts of waivers/reimbursements subject to recoupment for the Global X U.S. Infrastructure Development ETF were, $8,619 expiring 2020, and $102,748 expiring 2021, respectively.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement.  SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder

Notes to Financial Statements (continued)
November 30, 2018

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

2018	Purchases	Sales and Maturities
Global X FinTech ETF	$43,250,029	$43,378,420
Global X Future Analytics Tech ETF	5,694,240	3,852,232
Global X Internet of Things ETF	16,930,545	16,382,747
Global X Robotics & Artificial Intelligence ETF	704,846,433	605,788,043
Global X Autonomous & Electric Vehicles ETF	8,606,012	6,805,503
Global X Health & Wellness Thematic ETF	2,002,628	1,314,899
Global X Longevity Thematic ETF	2,127,423	1,851,708
Global X Millennials Thematic ETF	2,493,665	2,476,303
Global X U.S. Infrastructure Development ETF	6,746,032	6,263,586
Global X Conscious Companies ETF	19,937,356	19,577,622
Global X Founder-Run Companies ETF	1,000,188	1,048,660

For each of the years ended November 30, 2018, and November 30, 2017, in-kind transactions associated with creations and redemptions were:

2018	Purchases	Sales and Maturities	Realized Gain
Global X FinTech ETF	$370,015,409	$75,502,876	$17,577,027
Global X Future Analytics Tech ETF	74,595,284	32,466,154	2,095,541
Global X Internet of Things ETF	22,636,282	15,508,284	3,553,052
Global X Robotics & Artificial Intelligence ETF	1,316,559,930	573,374,831	74,804,351
Global X Autonomous & Electric Vehicles ETF	54,401,992	37,613,030	(499,698)
Global X Health & Wellness Thematic ETF	12,612,766	5,972,007	1,012,067
Global X Longevity Thematic ETF	7,657,656	1,005,338	295,892
Global X Millennials Thematic ETF	18,334,621	-	-
Global X U.S. Infrastructure Development ETF	147,584,236	19,138,791	3,203,152
Global X Conscious Companies ETF	11,048,267	6,139,641	1,953,550
Global X Founder-Run Companies ETF	2,943,347	1,967,114	625,980

2017	Purchases	Sales and Maturities	Realized Gain
Global X FinTech ETF	$45,393,262	$-	$-
Global X Internet of Things ETF	68,280,878	-	-
Global X Robotics & Artificial Intelligence ETF	1,321,223,760	75,881,515	18,793,667
Global X Health & Wellness Thematic ETF	703,240	-	-
Global X Longevity Thematic ETF	6,359,421	929,928	212,212
Global X Millennials Thematic ETF	8,047,486	1,764,759	520,267
Global X U.S. Infrastructure Development ETF	18,354,759	-	-
Global X Conscious Companies ETF	23,377,949	15,880,134	3,840,956
Global X Founder-Run Companies ETF	4,681,158	1,579,943	136,171

For the year ended November 30, 2018, there were no purchases or sales of long-term U.S. Government securities by the Funds.

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to foreign currency, redemptions in-kind, REIT adjustments, reclassification of distributions, net operating loss and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended November 30, 2018:

		Distributable Earnings/(Loss)*
Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X FinTech ETF	$17,206,857	$623,110	$(17,829,967)
Global X Future Analytics Tech ETF	2,087,431	(2,347)	(2,085,084)
Global X Internet of Things ETF	3,520,273	8,747	(3,529,020)
Global X Robotics & Artificial Intelligence ETF	74,196,425	(403,677)	(73,792,748)
Global X Autonomous & Electric Vehicles ETF	(499,698)	18,103	481,595
Global X Health & Wellness Thematic ETF	1,006,919	(31)	(1,006,888)
Global X Longevity Thematic ETF	277,861	14,659	(292,520)
Global X Millennials Thematic ETF	–	9,632	(9,632)
Global X U.S. Infrastructure Development ETF	3,202,576	–	(3,202,576)
Global X Conscious Companies ETF	1,883,286	949	(1,884,235)
Global X Founder-Run Companies ETF	626,016	2,879	(628,895)

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for registered investment companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

The tax character of dividends and distributions declared during the years or periods ended November 30, 2018 and Novemeber 30, 2017 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X FinTech ETF
2018	$47,896	$15,114	$–	$63,010
Global X Internet of Things ETF
2018	$924,105	$79,852	$–	$1,003,957
2017	21,905	–	–	21,905
Global X Robotics & Artificial Intelligence ETF
2018	$121,571	$–	$–	$121,571
2017	2,133	–	–	2,133
Global X Health & Wellness Thematic ETF
2018	$54,477	$16,673	$–	$71,150
2017	7,508	–	–	7,508
Global X Longevity Thematic ETF
2018	$74,051	$16,585	$–	$90,636
2017	16,127	–	–	16,127
Global X Millennials Thematic ETF
2018	$99,317	$20,903	$–	$120,220
2017	12,412	–	–	12,412

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X U.S. Infrastructure Development ETF
2018	$80,930	$–	$–	$80,930
Global X Conscious Companies ETF
2018	$598,437	$–	$–	$598,437
2017	328,342	–	–	328,342
Global X Founder-Run Companies ETF
2018	$53,242	$781	$–	$54,023

As of November 30, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

		Global X Funds
	Global X FinTech ETF	Global X Future Analytics Tech ETF	Global X Internet of Things ETF
Undistributed Ordinary Income	$–	$141,926	$770,792
Undistributed Long-Term Capital Gain	60,370	–	–
Capital Loss Carryforwards	–	(109,458)	(552,315)
Unrealized Depreciation on Investments and Foreign Currency	(31,269,105)	(4,077,863)	(4,816,808)
Other Temporary Differences	3	–	(2)
Total Accumulated Losses	$(31,208,732)	$(4,045,395)	$(4,598,333)

		Global X Funds
	Global X Robotics & Artificial Intelligence ETF	Global X Autonomous & Electric Vehicles ETF	Global X Health & Wellness Thematic ETF
Undistributed Ordinary Income	$17,649,630	$262,954	$48,442
Capital Loss Carryforwards	(83,348,694)	(415,179)	(54,476)
Unrealized Depreciation on Investments and Foreign Currency	(366,389,909)	(2,510,807)	(431,227)
Other Temporary Differences	(1)	–	2
Total Accumulated Losses	$(432,088,974)	$(2,663,032)	$(437,259)

		Global X Funds
	Global X Longevity Thematic ETF	Global X Millennials Thematic ETF	Global X U.S. Infrastructure Development ETF
Undistributed Ordinary Income	$104,340	$90,231	$809,107
Undistributed Long-Term Capital Gain	27,931	7,657	–
Capital Loss Carryforwards	–	–	(7,512)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	869,087	2,150,628	(9,923,638)
Other Temporary Differences	–	(2)	1
Total Distributable Earnings (Accumulated Losses)	$1,001,358	$2,248,514	$(9,122,042)

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Conscious Companies ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$844,030	$62,420
Capital Loss Carryforwards	(164,065)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	5,853,429	(260,373)
Other Temporary Differences	1	(1)
Total Distributable Earnings (Accumulated Losses)	$6,533,395	$(197,954)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Future Analytics Tech ETF	$109,458	$-	$109,458
Global X Internet of Things Thematic ETF	552,315	-	552,315
Global X Robotics & Artificial Intelligence Thematic ETF	83,348,694	-	83,348,694
Global X Autonomous & Electric Vehicles ETF	415,179	-	415,179
Global X Health & Wellness Thematic ETF	21,376	33,100	54,476
Global X U.S. Infrastructure Development ETF	5,774	1,738	7,512
Global X Conscious Companies ETF	164,065	-	164,065

During the year ended November 30, 2018, the following Fund utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Conscious Companies ETF	$-	$223,860	$223,860

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2018, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X FinTech ETF	$367,099,241	$9,315,691	$(40,584,795)	$(31,269,104)
Global X Future Analytics Tech ETF	46,463,265	1,227,115	(5,304,978)	(4,077,863)
Global X Internet of Things ETF	90,608,567	7,239,672	(12,056,480)	(4,816,808)
Global X Robotics & Artificial Intelligence ETF	2,166,947,472	59,557,327	(425,947,236)	(366,389,909)
Global X Autonomous & Electric Vehicles ETF	17,852,970	483,434	(2,994,241)	(2,510,807)
Global X Health & Wellness Thematic ETF	10,627,049	386,883	(818,111)	(431,228)
Global X Longevity Thematic ETF	14,606,780	1,900,693	(1,031,605)	869,088
Global X Millennials Thematic ETF	29,059,102	3,732,555	(1,581,928)	2,150,627
Global X U.S. Infrastructure Development ETF	150,779,551	4,206,597	(14,130,235)	(9,923,638)
Global X Conscious Companies ETF	50,600,793	7,672,426	(1,818,997)	5,853,429
Global X Founder-Run Companies ETF	4,907,350	255,881	(516,254)	(260,373)

Notes to Financial Statements (continued)
November 30, 2018

5. TAX INFORMATION (continued)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index.
The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not to the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a substantial impact on these Funds.
A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Notes to Financial Statements (continued)
November 30, 2018
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are required at all times to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign-based securities. Such collateral will be cash or securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements, short-term investments, or U.S. Treasury obligations and is accounted for in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of November 30, 2018, the value of securities on loan was $7,358,414, $489,733, $2,829,568, $73,639,923, $118,543, and $269,031, for the Global X FinTech ETF, Global X Future Analytics Tech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Autonomous & Electric Vehicles ETF, Global X U.S. Infrastructure Development ETF, and the cash collateral recieved from securities on loan was $7,995,104, $513,820, $2,926,520, $77,716,378, $125,690, and $283,360, for the Global X FinTech ETF, Global X Future Analytics Tech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF, Global X Autonomous & Electric Vehicles ETF, Global X U.S. Infrastructure Development ETF.

Notes to Financial Statements (continued)
November 30, 2018

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of November 30, 2018, the following Fund had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X FinTech ETF
Barclays Bank	$1,041,468	$1,218,097
Citigroup	150,677	206,500
Credit Suisse	2,009,842	2,143,208
Goldman Sachs & Co.	332,347	377,100
JPMorgan	3,737,060	3,890,199
Merrill Lynch Pierce Fenner & Smith	-	40,000
UBS AG London Branch	87,020	120,000
Global X Future Analytics Tech ETF
Citigroup	382,474	405,903
UBS Securities LLC	107,259	107,917
Global X Internet of Things ETF
Citigroup	1,952,500	2,012,500
Credit Suisse	499,840	528,000
JPMorgan	192,440	198,100
UBS Securities LLC	184,788	187,920
Global X Robotics & Artificial Intelligence ETF
Barclays Bank	1,739,754	1,832,050
Citigroup	5,832,722	6,102,270
Credit Suisse	7,861,315	8,261,096
Deutsche Bank	2,024,231	2,124,585
Goldman Sachs & Co.	11,373,985	11,978,468
JPMorgan	4,819,323	5,067,850
Merrill Lynch Pierce Fenner & Smith	3,881,177	4,084,913
Morgan Stanley	21,703,928	22,820,763
Natl Financial Services Corp	530,877	554,775
Scotia Capital	8,533,953	9,334,442
SG Americas	1,911,912	1,951,600
UBS AG London Branch	2,230,329	2,353,292
UBS Securities LLC	1,196,417	1,250,274
Global X Autonomous & Electric Vehicles ETF
Citigroup	60,793	64,640
UBS Securities LLC	57,750	61,050
Global X U.S. Infrastructure Development ETF
UBS Securities LLC	269,031	283,360

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (continued)
November 30, 2018

9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains; otherwise, the amount on the current Statements of Changes in Net Assets for the prior fiscal year end represents distributions of net investment income:
	Net Investment Income	Net Realized Gains	Total
Global X Longevity Thematic ETF	$9,295	$6,832	$16,127

10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS
The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the eleven funds indicated in the table below

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (eleven of the funds constituting the Global X Funds, hereafter collectively referred to as the "Funds") as of November 30, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2018, the results of each of their operations, the changes in each of the net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X FinTech ETF, Global X Internet of Things ETF, Global X Robotics & Artificial Intelligence ETF
Statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the two years in the period ended November 30, 2018 and the period September 12, 2016 (commencement of operations) through November 30, 2016.

Global X Health & Wellness Thematic ETF, Global X Longevity Thematic ETF
Statements of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the two years in the period ended November 30, 2018 and the period May 9, 2016 (commencement of operations) through November 30, 2016.

Global X Millennials Thematic ETF
Statement of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the two years in the period ended November 30, 2018 and the period May 4, 2016 (commencement of operations) through November 30, 2016.

Global X Conscious Companies ETF
Statement of operations for the year ended November 30, 2018, the statements of changes in net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the two years in the period ended November 30, 2018 and the period July 11, 2016 (commencement of operations) through November 30, 2016.

Report of Independent Registered Public Accounting Firm

Global X U.S. Infrastructure Development ETF
Statement of operations for the year ended November 30, 2018, the statements of changes in net assets and the financial highlights for the year ended November 30, 2018 and the period March 6, 2017 (commencement of operations) through November 30, 2017.

Global X Founder-Run Companies ETF
Statement of operations for the year ended November 30, 2018, the statements of changes in net assets and the financial highlights for the year ended November 30, 2018 and the period February 13, 2017 (commencement of operations) through November 30, 2017.

Global X Future Analytics Tech ETF	Statements of operations and changes in net assets and the financial highlights for the period May 11, 2018 (commencement of operations) through November 30, 2018.
Global X Autonomous & Electric Vehicles ETF	Statements of operations and changes in net assets and the financial highlights for the period April 13, 2018 (commencement of operations) through November 30, 2018.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 25, 2019

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (Unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2018 to November 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 6/1/2018	Ending Account Value 11/30/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X FinTech ETF
Actual Fund Return	$1,000.00	$958.30	0.68%	$3.32
Hypothetical 5% Return	1,000.00	1,021.68	0.68	$3.43
Global X Future Analytics Tech ETF*
Actual Fund Return	$1,000.00	$951.20	0.68%	$3.33
Hypothetical 5% Return	1,000.00	1,021.66	0.68	$3.45
Global X Internet of Things ETF
Actual Fund Return	$1,000.00	$902.00	0.68%	$3.23
Hypothetical 5% Return	1,000.00	1,021.67	0.68	$3.43
Global X Robotics & Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$846.60	0.69%	$3.19
Hypothetical 5% Return	1,000.00	1,021.62	0.69	$3.49
Global X Autonomous & Electric Vehicles ETF**
Actual Fund Return	$1,000.00	$877.60	0.68%	$3.21
Hypothetical 5% Return	1,000.00	1,021.65	0.68	$3.45
Global X Health & Wellness Thematic ETF
Actual Fund Return	$1,000.00	$1,011.40	0.50%	$2.52
Hypothetical 5% Return	1,000.00	1,022.57	0.50	$2.53
Global X Longevity Thematic ETF
Actual Fund Return	$1,000.00	$1,016.70	0.50%	$2.52
Hypothetical 5% Return	1,000.00	1,022.57	0.50	$2.52
Global X Millennials Thematic ETF
Actual Fund Return	$1,000.00	$1,013.20	0.50%	$2.51
Hypothetical 5% Return	1,000.00	1,022.58	0.50	$2.52
Global X U.S. Infrastructure Development ETF
Actual Fund Return	$1,000.00	$944.80	0.47%	$2.27
Hypothetical 5% Return	1,000.00	1,022.73	0.47	$2.36
Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,041.60	0.43%	$2.19
Hypothetical 5% Return	1,000.00	1,022.92	0.43	$2.17
Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$973.90	0.65%	$3.20
Hypothetical 5% Return	1,000.00	1,021.83	0.65	$3.27

*	The Fund commenced operations on May 11, 2018.
**	The Fund commenced operations on April 13, 2018.
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 183/365 (to reflect the one-half year period.)

Approval of Investment Advisory Agreement (Unaudited)

On February 12, 2018, Global X Management, LLC (“Global X Management”), investment adviser to each of the series of the Trust included in this semi-annual report (each, a “Fund”), entered into an agreement and plan of merger (the “Acquisition Agreement”) pursuant to which MAGI Merger Sub LLC (“MAGI”), a direct wholly-owned subsidiary of Horizons ETFs Management (USA) LLC (“Horizons”) and an indirect wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the “Transaction”). Because the closing of the Transaction (“Closing”) would result in a change of control of Global X Management under the Investment Company Act of 1940, as amended (the “1940 Act”) that would automatically terminate the investment advisory agreement currently in effect between the Trust, on behalf of each Fund, and Global X Management (“Current Agreement”), the Board of Trustees of the Trust, including a majority of those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), were asked to consider approval of: (i) a new investment advisory agreement between the Trust, on behalf of each Fund, and Global X Management (“New Advisory Agreement”) and Supervision and Administration Agreement between Global X Management and the Trust on behalf of each Fund; and (ii) an interim Investment Advisory Agreement (“New Interim Agreement,” together with the New Advisory Agreement, “New Agreements”) and Interim Supervision and Administration Agreement on behalf of the Trust on behalf of each Fund, to become effective should the Closing occur prior to a majority of a Fund’s outstanding voting shares approving the New Advisory Agreement.

At a telephonic meeting on February 16, 2018, the Board of Trustees of the Trust (“Board”), the majority of which are independent, received information from Mirae and Global X Management, and met with representatives of each. Following such meeting, the Independent Trustees requested and were provided with detailed materials relating to Mirae (including Horizons), Global X Management and the Transaction and on February 23, 2018 the Board met at an in-person meeting called for the purpose of considering the New Agreements (the “Board Meeting”). At the Board Meeting, the Trustees discussed and approved the New Agreements between Global X and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Advisory Agreement. The Independent Trustees met in executive session with their independent legal counsel during the Board Meeting to discuss the proposed Transaction and its possible effect on the Funds. At the Board Meeting, representatives of Mirae and Global X Management responded to questions from the Board, and discussed, among other things, the strategic rationale for the Transaction and Mirae’s general plans and intentions regarding the Funds. The Board, including the Independent Trustees, evaluated the terms of the New Agreements, reviewed the information provided by Mirae and Global X Management in connection with the consideration of approving the New Agreements on behalf of the Funds, and reviewed the duties and responsibilities of the Board in evaluating and approving the New Agreements.

In connection with the Board’s review of the New Agreements, Global X Management and Mirae advised the Board about a variety of matters, including the following:

•
No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders (“Shareholders”), including investment management and other shareholder services.

Approval of Investment Advisory Agreement (continued) (Unaudited)

•
No material changes are currently contemplated in the operation of the Funds, and the same portfolio manager managing each Fund’s assets was expected to do so after the Transaction. (Ms. Harris subsequently ceased serving as portfolio manager, although her departure was for unrelated reasons and was not contemplated as part of the Transaction.)

•
Each Fund’s portfolio manager(s), as well as all of the other investment advisory personnel of Global X Management who currently assist in the management of the Funds, were expected to keep their current positions after the Transaction.

•
Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

•	The reputation, financial strength, and resources of Mirae, and the potential benefits to Shareholders of Mirae becoming the ultimate parent of the investment adviser to the Funds.

•	The long-term business goals of Mirae and Global X Management.

•	There will be no changes to the Funds’ key service providers.

In addition to the information provided by Global X Management and Mirae as described above, the Board also considered, among other factors, the following:

•	Mirae’s experience and success with past acquisitions.

•
The terms and conditions of the New Agreements will be substantially identical to the Current Agreement, including the continuation of the all-in fee structure, and that each Fund’s contractual fee rates under the New Agreements will remain the same as in the Current Agreement, with no increase in the overall fees paid by a Fund.

•	The capabilities, resources, and personnel of Horizons necessary for Global X Management to continue to provide the investment management services currently provided to each Fund.

•
The advisory fees paid by each Fund after the Transaction represent reasonable compensation to Global X Management in light of the services to be provided, the costs to Global X Management of providing those services, economies of scale, and the fees and other expenses paid by similar funds, and in this regard, see the discussion of the Board’s considerations with regard to its approval of the Current Agreement as disclosed in the annual report to Shareholders for the fiscal year ended November 30, 2017.

•
Global X Management and Horizons have agreed to pay all expenses of the Funds in connection with this proxy solicitation, and that the Funds will bear no costs in obtaining Shareholder approval of the New Advisory Agreement.

Approval of Investment Advisory Agreement (continued) (Unaudited)

In connection with their consideration of the New Agreements at the Board Meeting on February 23, 2018, the Trustees noted that, on November 14, 2017, the Board had approved the continuation of the Current Agreement. The Independent Trustees considered that, in connection with the foregoing approvals, the Board had determined that Global X Management had the capabilities, resources and personnel necessary to provide the services to each Fund as required under the Current Agreement, and the advisory fee rates paid by each Fund, taking into account the unitary fees charged to the Funds, represented reasonable compensation to Global X Management in light of the services provided. The Trustees noted that the Board also considered the cost to Global X Management of providing those services, potential economies of scale as each Fund’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Independent Trustees noted Global X Management’s confirmation that there had been no material changes to this information previously considered by the Board.

In considering whether to approve the New Agreements on behalf of the Funds, the Board reviewed the materials provided for the Board Meeting, including: (i) a copy of the New Agreements; (ii) information concerning the financial condition, businesses, operations and compliance programs of Global X Management and Horizons; and (iii) a copy of the current Form ADV for Horizons. In making its decision to approve the New Agreements, the Board, including the Independent Trustees, concluded that the information furnished was sufficiently responsive, and sufficient to allow them to form a reasonable business judgment for approval of the New Agreements.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Global X Management; (ii) the personnel and operations of Global X Management; (iii) the investment performance of the Funds; (iv) the expected profitability to Global X Management under the New Agreements; (v) any “fall-out” benefits to Global X Management (i.e., the ancillary benefits realized due to Global X Management’s relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Board in approving the New Agreements.

The Board reviewed the services that Global X Management expects to provide to each Fund. In connection with the advisory services to be provided to each Fund, the Board noted the significant responsibilities of Global X Management as the Funds’ investment adviser, including: implementation of the investment management program of each Fund; management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law. The Board considered that, for a period of time after the Closing, Global X Management expects its operations would be the same as its current operations. The Board considered that Global X Management’s key personnel who provide services to the Funds are expected to provide those same services after the Transaction. The Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that the Adviser does not currently anticipate any immediate changes to the Funds’ key service providers. The Board also considered the services Global X Management has provided to each Fund under the Current Agreement and the additional resources anticipated to be made available to the Funds’ portfolio management team following the Closing. The Board reviewed Global X Management’s experience, resources, strengths and its prior performance as investment adviser to the Funds.

Approval of Investment Advisory Agreement (continued) (Unaudited)

Based on their consideration and review of the foregoing information, the Board determined that the Funds would likely benefit from the nature, quality and extent of the services to be provided by Global X Management under the New Agreements, as well as Global X Management’s ability to render such services based on its experience, personnel, operations and resources, including as expected to be augmented following the Closing.

The Board considered the appropriateness of the advisory fees and expense ratios of the Funds under the all-in fee structure under the New Agreements (which is the same fee structure as under the Current Agreement). The Board noted Global X Management’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the all-in fee structure under the New Agreements, which cannot be changed without shareholder approval. The Board also noted Global X Management’s agreement to further waive its advisory fees and assume certain expenses with respect to certain Funds under new fee waiver agreements.

The Board also noted that Horizons has agreed that it will, and will cause each of its affiliates to, conduct their business to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Board considered the fact that the fee waivers and expense reimbursements under the new fee waiver agreements would be kept in place for a period of two years after the Closing, and that Global X Management did not expect to request that the Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The Board discussed with the representatives from Global X Management the expected costs to be incurred by Global X Management in rendering services to the Funds, and the profitability of Global X Management in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Board acknowledged Global X Management’s contractual obligation to limit each Fund’s expenses through the all-in fee structure under the New Agreements (which is the same as under the Current Agreement), its willingness to further waive fees with respect to certain Funds under the new fee waiver agreements in order to cap the costs paid by the applicable Funds’ Shareholders and the effect of such obligation and commitments, respectively, on Global X Management’s expected profitability. The Board discussed with Global X Management its experience in addressing economies of scale. The Board received information regarding Global X Management’s financial condition and reviewed Global X Management’s financial statements. The Board concluded that the expected profitability of Global X Management was reasonable for the Funds in relation to the performance and asset sizes of the Funds. The Board also considered that the Funds’ expenses were not expected to increase after the Transaction closed.

The Board also considered that Global X Management may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of Global X Management, including Mirae and/or Horizons following the Transaction) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds.

The Board considered the investment performance of the Funds, including tracking error and difference, and the ability of the portfolio management team of Global X Management to continue such performance following the Closing. The Board concluded that Global X Management’s experience in managing the Funds, along with Horizon’s desire to retain all of the investment advisory personnel of Global X Management who currently assist in the management of the Funds, demonstrated that Global X Management had the ability to continue to successfully manage the Funds.

Approval of Investment Advisory Agreement (concluded) (Unaudited)

No single factor was determinative to the decision of the Board to approve the New Agreements. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the advisory fee rates under the New Agreements were reasonable in relation to the services expected to be provided by Global X Management to each Fund, as well as the expected costs incurred and benefits gained by Global X Management in providing such services. The Board also found the investment advisory fees under the New Agreements and the Current Agreement continued to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services provided to the Funds, or impose an “unfair burden” on the Funds. The Board further concluded that, after the Transaction, Global X Management will have the capabilities, resources, and personnel necessary to provide the investment management services it currently provides to each Fund. As a result, the Board concluded that the approval of the New Agreements between with Global X Management and the Trust, on behalf of each Fund, is in the best interests of each Fund.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV.  The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	58[2]	Trustee of OSI ETF Trust (since 2016)
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm)	58[2]	None
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013)	58[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017)

Trustees and Officers of the Trust (Unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The preceding and following charts list Trustees and Officers as of November 30, 2018:

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008), President, Chief Executive Officer (since 2018)	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005 - 2012)	58[2]	None
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None

Trustees and Officers of the Trust (Unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his successor is duly elected or appointed and qualified.

[2]	As of November 30, 2018, the Trust had one hundred investment portfolios, fifty-eight of which were operational.

[3]	These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (Unaudited)

For shareholders that do not have a November 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2018, the Funds are designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction0F0F(1)	Qualifying Dividend Income1F1F(2)	U.S. Government Interest(3)	Interest Related DividendsF(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X FinTech ETF	23.99%	76.01%	100.00%	41.89%	99.98%	0.00%	0.00%	100.00%	0.00%
Global X Futures Analytics Tech ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Internet of Things ETF	7.95%	92.05%	100.00%	44.79%	67.12%	0.00%	0.01%	100.00%	0.00%
Global X Robotics & Artificial Intelligence ETF	0.00%	100.00%	100.00%	6.66%	100.00%	35.17%	0.27%	0.00%	95.87%
Global X Autonomous & Electric Vehicles ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Health & Wellness Thematic ETF	23.43%	76.57%	100.00%	15.15%	34.10%	0.00%	0.00%	100.00%	0.00%
Global X Longevity Thematic ETF	18.30%	81.70%	100.00%	18.87%	38.36%	0.00%	0.01%	100.00%	0.00%
Global X Millennials Thematic ETF	17.39%	82.61%	100.00%	60.37%	58.04%	0.00%	0.02%	100.00%	0.00%
Global X U.S. Infrastructure Development ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.02%	0.00%	0.00%
Global X Conscious Companies ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.01%	0.00%	0.00%
Global X Founder-Run Companies ETF	1.45%	98.55%	100.00%	21.15%	21.13%	0.00%	0.00%	100.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended November 30, 2018, the total amount of foreign source income and foreign tax credit are as follows:

Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X Robotics & Artificial Intelligence Thematic ETF	$27,197,854	$2,823,359

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

SHAREHOLDER VOTING RESULTS (Unaudited)

On May 11, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Conscious Companies ETF	For	2,141,013	81.34%	80.79%
	Against	2,430	0.09%	0.09%
	Abstain	5,330	0.20%	0.20%
	Broker Non-Vote	483,244	18.36%	18.24%

On June 8, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Health & Wellness Thematic ETF	For	122,380	85.92%	81.59%
	Against	0	0.00%	0.00%
	Abstain	0	0.00%	0.00%
	Broker Non-Vote	20,063	14.08%	13.38%
Global X Longevity Thematic ETF	For	247,481	76.66%	45.00%
	Against	2,071	0.64%	0.38%
	Abstain	2,888	0.89%	0.53%
	Broker Non-Vote	70,382	21.80%	12.80%
Global X Founder-Run Companies ETF	For	125,100	74.78%	62.55%
	Against	300	0.18%	0.15%
	Abstain	160	0.10%	0.08%
	Broker Non-Vote	41,721	24.94%	20.86%

On June 15, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:

		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Robotics & Artificial Intelligence ETF	For	33,570,085	67.65%	34.12%
	Against	611,771	1.23%	0.62%
	Abstain	678,864	1.37%	0.69%
	Broker Non-Vote	14,801,575	29.83%	15.04%

SHAREHOLDER VOTING RESULTS (Unaudited)

On June 22, 2018, a special Meeting of Shareholders of the below listed Funds was held to approve a new investment advisory agreement for the Funds.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X FinTech ETF	For	1,510,048	67.07%	35.95%
	Against	23,278	1.03%	0.55%
	Abstain	27,443	1.22%	0.65%
	Broker Non-Vote	715,999	31.80%	17.05%
Global X Internet of Things ETF	For	1,976,175	68.08%	38.75%
	Against	34,918	1.20%	0.68%
	Abstain	44,342	1.53%	0.87%
	Broker Non-Vote	847,313	29.19%	16.61%

On June 29, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X U.S. Infrastructure Development ETF	For	2,077,598	67.08%	39.57%
	Against	40,828	1.32%	0.78%
	Abstain	54,494	1.76%	1.04%
	Broker Non-Vote	942,742	30.44%	17.96%

On July 27, 2018, a special Meeting of Shareholders of the below listed Fund was held to approve a new investment advisory agreement for the Fund.  Shares were voted as follows:
		Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
Global X Millennials Thematic ETF	For	319,069	70.73%	35.45%
	Against	4,491	1.00%	0.50%
	Abstain	24,917	5.52%	2.77%
	Broker Non-Vote	102,610	22.75%	11.40%

Notes

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-GXFund-1
(1-888-493-8631)
www.globalxfunds.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, DC 20036

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-007-0300

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial expert is Charles A. Baker and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2018 and 2017 related to the registrant.

In 2018 and 2017, Pricewaterhouse Coopers LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre -approval
(a)	Audit Fees	$648,680	$0	$0	$570,650	$0	$0

(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0

(c)	Tax Fees	$196,920	$0	$0	$182,990	$0	$0

(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2018 and 2017:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)  Not applicable.

(g)  The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2018 and 2017 for the last two fiscal years were $0 and $0, respectively.

(h)  During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Sanjay Ram Bharwani and Clifford J. Weber.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant)

By (Signature and Title)*
 Global X Funds

/s/ Luis Berruga
Luis Berruga
President

Date: February 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

 By (Signature and Title)*
 /s/ Luis Berruga
Luis Berruga
President

Date: February 8, 2019

 By (Signature and Title)*
 /s/ Chang Kim
Chang Kim
Chief Financial Officer

Date: February 8, 2019

*	Print the name and title of each signing officer under his or her signature.